DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 0.5%
	FIXED INCOME - 0.5%
7,375	VanEck Vectors High Yield Muni ETF (Cost $462,043)				$471,041

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 30.7%
	AUTO LOAN — 5.9%
83,077	American Credit Acceptance Receivables Trust(a)		3.1700	06/12/25	83,884
170,000	American Credit Acceptance Receivables Trust(a)		1.7700	12/14/26	173,082
280,000	American Credit Acceptance Receivables Trust(a)		0.9700	07/13/27	281,517
230,000	AmeriCredit Automobile Receivables Trust		1.0600	08/18/26	232,502
135,000	Americredit Automobile Receivables Trust 2018-1 D		3.8200	03/18/24	140,189
150,000	Avis Budget Rental Car Funding AESOP, LLC(a)		3.0700	09/20/23	153,869
155,000	Avis Budget Rental Car Funding AESOP, LLC(a)		2.3600	03/20/26	162,659
80,183	Capital Auto Receivables Asset Trust 2017-1(a)		2.7000	09/20/22	80,274
140,000	Carmax Auto Owner Trust 2019-1		3.7400	01/15/25	146,593
145,000	Carvana Auto Receivables Trust 2019-1(a)		3.8800	10/15/24	149,803
185,000	Carvana Auto Receivables Trust 2019-3(a)		2.7100	10/15/24	188,727
175,000	Carvana Auto Receivables Trust 2019-3 Class D(a)		3.0400	04/15/25	180,990
265,000	Carvana Auto Receivables Trust 2021-N1		1.3000	01/10/28	268,246
280,000	Carvana Auto Receivables Trust 2021-N2		1.0700	03/10/28	281,177
236,334	Credito Real USA Auto Receivables Trust 2021-1 A(a)		1.3500	02/16/27	236,550
135,000	Drive Auto Receivables Trust 2019-4		2.5100	11/17/25	136,795
71,088	DT Auto Owner Trust 2019-1(a)		3.6100	11/15/24	71,617
150,000	First Investors Auto Owner Trust 2019-1(a)		3.2600	03/17/25	153,349
180,000	Flagship Credit Auto Trust 2020-4(a)		1.2800	02/16/27	181,976
185,000	GLS Auto Receivables Issuer Trust 2019-4 Class C(a)		3.0600	08/15/25	191,645
190,000	GLS Auto Receivables Issuer Trust 2020-1(a)		2.4300	11/15/24	193,316
125,000	OneMain Direct Auto Receivables Trust 2018-1(a)		3.8500	10/14/25	126,207
205,000	Prestige Auto Receivables Trust 2020-1(a)		1.3100	11/16/26	207,156
345,000	Santander Drive Auto Receivables Trust 2020-4		1.0100	01/15/26	347,724
275,000	Santander Drive Auto Receivables Trust 2021-3		0.9500	09/15/27	275,525
275,000	United Auto Credit Securitization Trust(a)		0.8400	06/10/26	275,193
100,000	United Auto Credit Securitization Trust 2020-1 C(a)		2.1500	02/10/25	100,888

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.7% (Continued)
	AUTO LOAN — 5.9% (Continued)
155,000	Veros Automobile Receivables Trust 2020-1 (a)		2.1900	06/16/25	$156,199
15,761	Westlake Automobile Receivables Trust 2018-3(a)		3.6100	10/16/23	15,782
170,000	Westlake Automobile Receivables Trust 2020-3(a)		1.2400	11/17/25	171,798
					5,365,232
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.2%
66,514	Angel Oak Mortgage Trust 2019-3(a).(f)		2.9300	05/25/59	66,906
282,301	Angel Oak Mortgage Trust 2020-R1(a),(f)		1.2470	12/26/24	284,280
197,257	Arroyo Mortgage Trust 2019-1 Series 2019-1 Class A1(a),(f)		3.8050	01/25/49	201,441
91,072	Arroyo Mortgage Trust 2019-2 Series 2019-2 Class A1(a),(f)		3.3470	04/25/49	92,917
21,747	Banc of America Funding 2005-1 Trust		5.5000	02/25/35	22,618
170,350	Bunker Hill Loan Depositary Trust 2019-2(a),(b)		2.8790	07/25/49	173,049
46,758	Chase Mortgage Finance Corporation(a),(f)		3.7080	02/25/44	47,948
73,187	Chase Mortgage Finance Corporation(a),(f)		3.7500	04/25/45	74,615
49,237	Citigroup Mortgage Loan Trust 2019-IMC1(a),(f)		2.7200	07/25/49	49,808
30,834	Citigroup Mortgage Loan Trust, Inc.		6.7500	08/25/34	33,061
172,466	COLT 2020-RPL1 Trust(a),(f)		1.3900	01/25/65	174,363
170,557	COLT Funding, LLC(a), (f)		1.0510	12/25/64	170,701
59,005	CSMC 2020-NQM1 Trust(a),(b)		1.2080	05/25/65	59,407
211,818	CSMC 2020-RPL4 Trust(a),(f)		2.0000	01/25/60	217,900
133,676	CSMC 2021-NQM1(a),(f)		0.8090	05/25/65	133,942
52,145	Ellington Financial Mortgage Trust 2019-2(a),(f)		3.0460	11/25/59	53,081
44,469	Flagstar Mortgage Trust 2017-1(a),(f)		3.5000	03/25/47	45,127
30,916	Galton Funding Mortgage Trust 2017-1(a),(f)		3.5000	11/25/57	31,375
3,227	Galton Funding Mortgage Trust 2018-2(a),(f)		4.5000	10/25/58	3,235
27,211	Galton Funding Mortgage Trust 2019-H1(a),(f)		2.6570	10/25/59	27,684
56,280	Galton Funding Mortgage Trust 2020-H1(a),(f)		2.3100	01/25/60	57,317
116,963	GCAT 2019-NQM1, LLC(a),(b)		2.9850	02/25/59	117,666
305,000	GCT Commercial Mortgage Trust 2021-GCT(a),(c)	US0001M + 0.800%	0.8930	02/15/23	305,507
155,533	GS Mortgage-Backed Securities Trust 2020-NQM1(a),9f)		2.3520	09/27/60	158,098
153,678	Homeward Opportunities Fund I Trust 2018-2(a),9f)		3.9850	11/25/58	156,550
31,806	JP Morgan Mortgage Trust 2005-A5 (f)		3.2230	08/25/35	33,036
104,496	JP Morgan Mortgage Trust 2017-5(a),(f)		3.0900	12/15/47	107,369
220,000	LHOME Mortgage Trust 2021-RTL1(a),(f)		2.0900	09/25/26	219,894
100,000	METLIFE S.E.CURITIZATION TRUST(a),(f)		3.4970	04/25/55	105,529

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.2% (Continued)
76,106	METLIFE S.E.CURITIZATION TRUST 2019-1(a),(f)		3.7500	04/25/58	$78,577
199,632	Mill City Mortgage Loan Trust 2019-1(a),(f)		3.5000	10/25/69	218,728
232,243	New Residential Mortgage Loan Trust 2014-3(a),(f)		3.7500	11/25/54	248,494
190,235	New Residential Mortgage Loan Trust 2016-3(a),(f)		4.0000	09/25/56	212,258
60,829	New Residential Mortgage Loan Trust 2016-4(a),(f)		3.7500	11/25/56	64,850
337,653	New Residential Mortgage Loan Trust 2017-2(a),(f)		4.0000	03/25/57	363,190
126,554	New Residential Mortgage Loan Trust 2018-1(a),(f)		4.0000	12/25/57	136,051
596,902	New Residential Mortgage Loan Trust 2020-1(a),(f)		3.5000	10/25/59	626,320
16,784	OBX 2018-EXP2 Trust(a),(f)		4.0000	11/25/48	16,854
41,541	OBX 2019-INV1 Trust(a),(f)		4.5000	11/25/48	42,911
118,293	OBX 2021-NQM1 Trust(a),(f)		1.0720	02/25/66	119,393
51,316	Provident Funding Mortgage Loan Trust 2019-1 A2(a),(f)		3.0000	12/25/49	51,940
180,000	Provident Funding Mortgage Warehouse(a),(c)	US0001M + 1.150%	1.2390	02/25/55	179,073
255,773	PRPM 2020-3, LLC(a),(b)		2.8570	09/25/25	257,526
262,222	PRPM 2021-2, LLC(a),(f)		2.1150	03/25/26	263,197
124,444	RCKT Mortgage Trust 2020-1(a),(f)		3.0000	02/25/50	127,152
61,059	Residential Mortgage Loan Trust 2019-2(a),(f)		2.9130	05/25/59	62,062
204,434	Residential Mortgage Loan Trust 2020-1(a),(f)		2.3760	02/25/24	206,913
216,124	Starwood Mortgage Residential Trust 2020-1(a),(f)		2.2750	02/25/50	218,971
67,548	Starwood Mortgage Residential Trust 2020-2(a),(f)		2.7180	04/25/60	68,405
66,792	Starwood Mortgage Residential Trust 2020-3(a),(f)		1.4860	04/25/65	67,162
123,833	Towd Point HE Trust 2019-HE1(a),(c)	US0001M + 0.900%	0.9890	04/25/48	123,960
100,000	Verus Securitization Trust 2019-4(a),(f)		3.2070	11/25/59	102,007
144,999	Verus Securitization Trust 2019-INV2(a),(f)		2.9130	07/25/59	147,025
106,515	Verus Securitization Trust 2020-1(a),(b)		2.4170	01/25/60	108,209
89,310	Verus Securitization Trust 2021-2(a),(f)		1.0310	02/25/66	89,430
50,217	Wells Fargo Mortgage Backed Securities 2020-4(a),(f)		3.0000	07/25/50	51,280
					7,476,362
	CREDIT CARD — 1.0%
305,000	Fair Square Issuance Trust Series 2020-AA A(a)		2.9000	09/20/24	308,006
200,000	Genesis Private Label Amortizing Trust 2020-1(a)		2.8300	07/20/30	200,376
410,000	Genesis Sales Finance Master Trust(a)		1.6500	09/22/25	413,177
					921,559

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.7% (Continued)
	HOME EQUITY — 0.0%(d)
10,413	NovaStar Mortgage Funding Trust Series 2004-4(c)	US0001M + 1.725%	1.8140	03/25/35	$10,448

	MANUFACTURED HOUSING — 0.1%
80,540	Towd Point Mortgage Trust 2019-MH1(a)		3.0000	11/25/58	81,903

	NON AGENCY CMBS — 2.1%
223,095	Angel Oak SB Commercial Mortgage Trust 2020-SBC1(a),(f)		2.0680	05/25/50	223,880
90,000	BPR Trust(a),(c)	US0001M + 1.250%	1.3430	02/15/29	90,088
130,000	BX Trust 2019-OC11 Series 2019-OC11 D(a),(f)		4.0750	12/09/41	141,833
233,297	CHC Commercial Mortgage Trust 2019 - CHC(a),(c)	US0001M + 1.120%	1.2130	06/15/34	233,686
128,326	Citigroup Commercial Mortgage Trust 2015-GC27		2.8780	02/10/48	133,968
205,000	CSMC 2019-ICE4(a),(c)	US0001M + 0.980%	1.0730	05/15/36	205,730
25,436	Exantas Capital Corporation(a),(c)	SOFR30A + 1.264%	1.3100	03/15/35	25,479
252,000	GS Mortgage Securities Corp Trust 2012-ALOHA A(a)		3.5510	04/10/22	254,419
135,000	GS Mortgage Securities Trust 2020-GC45 (f)		3.1730	02/13/53	146,541
185,000	Hilton USA Trust 2016-SFP(a)		3.3230	11/05/35	186,701
233,211	Onslow Bay Mortgage Loan Trust(a),(f)		1.1010	05/25/61	234,008
62,000	WFRBS Commercial Mortgage Trust 2014-C24		3.9310	11/15/47	66,382
					1,942,715
	OTHER ABS — 6.6%
230,000	American Homes 4 Rent 2014-SFR2 Trust(a)		4.7050	10/17/36	247,363
278,652	American Homes 4 Rent 2015-SFR1 Series 2015-SFR1 A(a)		3.4670	04/17/52	294,983
220,000	American Homes 4 Rent 2015-SFR2 Trust(a)		4.6910	10/17/45	241,335
314,698	AMSR 2020-SFR1 Trust(a)		1.8190	04/17/25	320,799
175,000	AMSR 2020-SFR1 Trust(a)		2.1200	04/17/37	177,757
250,000	AMSR 2020-SFR2 Trust(a)		2.5330	07/17/37	256,739
100,000	AMSR 2020-SFR2 Trust(a)		3.2820	07/17/37	103,811
35,798	Amur Equipment Finance Receivables VI, LLC(a)		3.8900	07/20/22	36,267
237,873	Aqua Finance Trust 2019-A(a)		3.1400	07/16/40	244,589
275,000	Aqua Finance Trust 2019-A(a)		4.0100	07/16/40	291,003
100,000	CCG Receivables Trust 2019-2(a)		2.5500	03/15/27	102,831
220,000	CCG Receivables Trust 2021-1(a)		0.8400	06/14/27	219,691
109,422	CF Hippolyta, LLC(a)		1.6900	07/15/60	111,957
175,000	Consumer Loan Underlying Bond CLUB Credit Trust(a)		2.9200	03/15/28	177,282

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.7% (Continued)
	OTHER ABS — 6.6% (Continued)
172,524	CoreVest American Finance 2018-2 Trust(a)		4.0260	11/15/52	$181,289
100,000	Corevest American Finance 2019-3 Trust(a)		3.2650	10/15/52	106,029
134,625	Corevest American Finance 2020-1 Trust Series 2020-1 A1(a)		1.8320	03/15/50	137,460
220,137	Corevest American Finance 2020-4 Trust(a)		1.1740	12/15/52	219,367
240,000	Dext A.B.S 2020-1, LLC(a)		1.9200	11/15/27	242,625
34,983	Diamond Resorts Owner Trust(a)		3.2700	10/22/29	35,529
285,000	FirstKey Homes 2020-SFR1 Trust(a)		2.1890	08/17/28	288,218
375,000	FirstKey Homes 2020-SFR2 Trust(a)		1.5670	10/19/37	376,518
58,048	Foundation Finance Trust 2019-1(a)		3.8600	11/15/34	59,948
156,500	HIN Timeshare Trust 2020-A Series C 20-A(a)		3.4200	10/09/39	162,797
130,000	Jersey Mike’s Funding(a)		4.4330	02/15/50	141,060
67,864	LL A.B.S Trust 2020-1 Series 2020-1A A(a)		2.3300	07/15/22	68,327
27,383	Marlette Funding Trust 2019-4(a)		2.3900	12/17/29	27,509
125,352	MVW 2020-1, LLC(a)		1.7400	10/20/37	128,336
25,663	MVW Owner Trust 2016-1(a)		2.2500	12/20/33	25,921
30,021	Octane Receivables Trust 2019-1 Series 2019-1A A(a)		3.1600	09/20/23	30,268
112,823	Octane Receivables Trust 2020-1 Series 2020-1A A(a)		1.7100	02/20/25	113,839
77,009	Orange Lake Timeshare Trust 2019-A(a)		3.3600	04/09/38	79,744
201,000	Progress Residential 2021-SFR1(a)		1.5550	04/17/38	200,459
112,695	Sierra Timeshare 2020-2 Receivables Funding, LLC(a)		2.3200	07/20/37	115,013
267	Sofi Consumer Loan Program 2017-5, LLC(a)		2.7800	09/25/26	267
97,457	Tricon American Homes 2017-SFR1 Trust(a)		2.7160	09/17/22	97,778
100,000	Tricon American Homes 2020-SFR2 Trust(a)		2.2810	11/17/27	100,934
191,197	VSE 2016-A VOI Mortgage, LLC(a)		2.5400	07/20/33	191,351
38,337	VSE 2017-A VOI Mortgage, LLC(a)		2.3300	03/20/35	39,297
					5,996,290
	RESIDENTIAL MORTGAGE — 6.7%
198,173	AJAX Mortgage Loan Trust(a),(f)		1.0650	09/25/65	196,603
131,923	Ajax Mortgage Loan Trust 2019-D(a),(b)		2.9560	09/25/65	132,951
100,000	Bayview Opportunity Master Fund IVa Trust(a),(f)		4.0000	06/28/57	104,478
33,445	Bayview Opportunity Master Fund IVa Trust 2017-RT1(a),(f)		3.0000	03/28/57	33,942
195,406	MFA 2021-NQM1 Trust(a),(f)		1.1530	04/25/65	195,472

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.7% (Continued)
	RESIDENTIAL MORTGAGE — 6.7% (Continued)
100,000	Mill City Mortgage Loan Trust 2017-1 M2(a),(f)		3.2500	11/25/58	$105,730
119,530	New Residential Mortgage Loan Trust(a),(f)		0.9410	09/25/58	119,846
80,000	NewRez Warehouse Securitization Trust 2021-1(a),(c)	US0001M + 1.050%	1.1390	05/25/55	79,797
419,128	Pretium Mortgage Credit Partners I 2020-NPL3, LLC(a),(b)		3.1050	06/27/60	423,738
229,570	Pretium Mortgage Credit Partners, LLC(a),(b)		2.2390	09/27/60	230,117
265,000	Progress Residential 2021-SFR3(a)		2.2880	05/17/26	268,618
220,000	Progress Residential Trust(a)		2.1970	04/19/38	221,691
139,048	PRPM 2020-1, LLC(a),(b)		2.9810	02/25/25	139,849
275,000	Purchasing Power Funding 2021-A, LLC Series 2021-A A(a)		1.5700	10/15/25	275,564
265,000	Regional Management Issuance Trust 2021-1(a)		1.6800	03/17/31	267,703
243,892	SG Residential Mortgage Trust 2021-1(a),(f)		1.5600	07/25/61	243,932
345,000	Towd Point Mortgage Trust 2016-3(a),(f)		3.5000	04/25/56	357,550
135,000	Towd Point Mortgage Trust 2016-4(a),(f)		3.8600	07/25/56	149,347
115,000	Towd Point Mortgage Trust 2017-1(a),(f)		3.7500	10/25/56	122,056
200,000	Towd Point Mortgage Trust 2017-4(a),(f)		3.0000	06/25/57	211,724
141,738	Towd Point Mortgage Trust 2018-4 A1(a),(f)		3.0000	06/25/58	147,647
140,000	Towd Point Mortgage Trust 2018-6(a),(f)		3.7500	03/25/58	149,984
300,000	Towd Point Mortgage Trust 2018-6(a),(f)		3.7500	03/25/58	320,771
255,000	Towd Point Mortgage Trust 2019-2(a),(f)		3.7500	12/25/58	274,775
235,000	Towd Point Mortgage Trust 2019-4(a),(f)		3.2500	10/25/59	253,114
82,073	VCAT 2020-NPL1, LLC(a),(b)		3.6710	08/25/50	82,622
270,799	VCAT 2021-NPL1, LLC(a),(b)		2.2890	12/26/50	271,866
130,000	VCAT 2021-NPL1, LLC(a),(b)		4.8260	12/26/50	130,379
88,794	VCAT 2021-NPL2, LLC(a),(b)		2.1150	03/27/51	89,167
147,276	VCAT Asset Securitization, LLC(a),(b)		1.7430	05/25/51	147,290
108,419	Vericrest Opportunity Loan Transferee(a),(b)		2.1160	04/25/51	108,856
109,969	VOLT C, LLC(a),(b)		1.9920	05/25/51	110,221
192,512	VOLT XCII, LLC(a),(b)		1.8920	02/27/51	192,850
					6,160,250
	STUDENT LOANS — 0.1%
123,621	Commonbond Student Loan Trust 2020-1(a)		1.6900	10/25/51	124,522

	WHOLE BUSINESS — 0.0%(d)
5,559	Small Business Lending Trust 2019-A Series 2019-A A(a)		2.8500	07/15/26	5,557

DUNHAM CORPORATE/GOVERNMENT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.7% (Continued)
	TOTAL ASSET BACKED SECURITIES (Cost $27,819,102)				$28,084,838

	CORPORATE BONDS — 33.3%
	AEROSPACE & DEFENSE — 0.5%
90,000	Boeing Company (The)		5.1500	05/01/30	107,467
108,000	Boeing Company (The)		5.9300	05/01/60	149,534
135,000	Spirit AeroSystems, Inc.(a)		5.5000	01/15/25	141,919
90,000	TransDigm, Inc.		5.5000	11/15/27	93,038
					491,958
	APPAREL & TEXTILE PRODUCTS — 0.2%
175,000	Hanesbrands, Inc.(a)		5.3750	05/15/25	184,286

	ASSET MANAGEMENT — 1.9%
190,000	Ares Finance Co LLC(a)		4.0000	10/08/24	203,295
230,000	Blue Owl Finance, LLC(a)		3.1250	06/10/31	232,807
165,000	Brightsphere Investment Group, Inc.		4.8000	07/27/26	178,970
245,000	Charles Schwab Corporation (The) (c)	H15T10Y + 3.079%	4.0000	03/01/69	255,400
155,000	Citadel, L.P.(a)		4.8750	01/15/27	168,999
250,000	Drawbridge Special Opportunities Fund, L.P. (a), (g)		3.8750	02/15/26	259,053
170,000	Icahn Enterprises, L.P. / Icahn Enterprises		6.2500	05/15/26	178,925
250,000	UBS A.G.		7.6250	08/17/22	267,112
					1,744,561
	AUTOMOTIVE — 0.4%
188,000	Ford Motor Company		9.0000	04/22/25	231,654
160,000	Tenneco, Inc.(a), (g)		5.1250	04/15/29	164,800
					396,454
	BANKING — 5.8%
250,000	Bank of America Corporation(c)	US0003M + 0.770%	0.9460	02/05/26	253,549
95,000	Bank of America Corporation(c)	SOFRRATE + 0.960%	1.7340	07/22/27	96,698
715,000	Bank of America Corporation(c)	SOFRRATE + 1.320%	2.6870	04/22/32	747,043

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	BANKING — 5.8% (Continued)
200,000	BBVA Bancomer S.A.(a), (c)	H15T5Y + 2.650%	5.1250	01/18/33	$207,040
300,000	Citigroup, Inc.		4.0500	07/30/22	311,096
325,000	Citigroup, Inc.(c)	US0003M + 1.250%	1.3950	07/01/26	334,733
190,000	Citigroup, Inc.		3.2000	10/21/26	207,080
360,000	Discover Bank(c)	USSW5 + 1.730%	4.6820	08/09/28	383,122
95,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.885%	1.5780	04/22/27	96,150
425,000	JPMorgan Chase & Company(c), (g)	SOFRRATE + 1.065%	1.9530	02/04/32	419,566
47,000	JPMorgan Chase & Company Series HH(c)	SOFRRATE + 3.125%	4.6000	08/01/68	48,704
155,000	KeyCorporation(c)	US0003M + 3.606%	5.0000	12/29/49	172,382
205,000	Santander Holdings USA, Inc.		4.4000	07/13/27	231,929
200,000	Societe Generale S.A.(a)		4.7500	11/24/25	223,696
70,000	Synovus Financial Corporation(c)	USSW5 + 3.379%	5.9000	02/07/29	75,889
275,000	Texas Capital Bancshares, Inc. (c)	H15T5Y + 3.150%	4.0000	05/06/31	286,435
195,000	Toronto-Dominion Bank (The) (c), (g)	USSW5 + 2.205%	3.6250	09/15/31	217,798
185,000	Truist Financial Corporation(c)	H15T10Y + 4.349%	5.1000	03/01/69	213,213
435,000	Wells Fargo & Company(c), (g)	SOFRRATE + 2.100%	2.3930	06/02/28	455,480
330,000	Wells Fargo & Company(c), (g)	H15T5Y + 3.453%	3.9000	03/15/69	342,792
					5,324,395
	BEVERAGES — 0.5%
180,000	Anheuser-Busch InBev Worldwide, Inc.(g)		4.0000	04/13/28	206,682
40,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	48,118
200,000	Bacardi Ltd.(a)		4.7000	05/15/28	235,046
					489,846
	BIOTECH & PHARMA — 0.5%
50,000	Bausch Health Companies, Inc.(a)		5.7500	08/15/27	52,790
25,000	Mylan N.V.		3.9500	06/15/26	27,741
50,000	Par Pharmaceutical, Inc.(a)		7.5000	04/01/27	51,070
125,000	Teva Pharmaceutical Finance Netherlands III BV (g)		3.1500	10/01/26	120,106
150,681	Viatris, Inc.(a)		2.3000	06/22/27	155,065
					406,772
	CABLE & SATELLITE — 0.4%
40,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.7500	03/01/30	42,448

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	CABLE & SATELLITE — 0.4% (Continued)
45,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.5000	08/15/30	$47,306
45,000	DIRECTV Holdings, LLC / DIRECTV Financing Company,(a)		5.8750	08/15/27	46,519
135,000	DISH DBS Corporation		5.0000	03/15/23	140,772
40,000	DISH DBS Corporation		7.7500	07/01/26	45,700
20,000	Radiate Holdco, LLC / Radiate Finance, Inc.(a)		4.5000	09/15/26	20,725
					343,470
	CHEMICALS — 0.6%
190,000	Celanese US Holdings, LLC		3.5000	05/08/24	203,331
125,000	Chemours Co/The(a)		5.7500	11/15/28	132,834
215,000	Nutrition & Biosciences, Inc.(a), (g)		2.3000	11/01/30	220,061
					556,226
	COMMERCIAL SUPPORT SERVICES — 0.3%
50,000	Aramark Services, Inc.(a)		6.3750	05/01/25	52,820
45,000	GFL Environmental Inc(a)		4.0000	08/01/28	44,527
135,000	GFL Environmental, Inc.(a)		3.7500	08/01/25	139,218
					236,565
	CONSUMER SERVICES — 0.1%
65,000	Carriage Services, Inc.(a)		4.2500	05/15/29	65,000

	CONTAINERS & PACKAGING — 0.2%
200,000	Ardagh Packaging Finance plc / Ardagh Holdings(a)		4.1250	08/15/26	206,757

	DIVERSIFIED INDUSTRIALS — 0.2%
181,000	General Electric Company Series D(c)	US0003M + 3.330%	3.4490	06/15/69	177,994

	ELECTRIC UTILITIES — 0.7%
130,000	Exelon Corporation		3.4970	06/01/22	133,079
238,000	Puget Energy, Inc.(a)		2.3790	06/15/28	243,329
244,000	Southern Company (The) (c)	H15T5Y + 2.915%	3.7500	09/15/51	249,282
60,000	Talen Energy Supply, LLC(a)		6.6250	01/15/28	53,402
					679,092
	ENGINEERING & CONSTRUCTION — 0.1%
70,000	Dycom Industries, Inc.(a)		4.5000	04/15/29	70,966

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	ENTERTAINMENT CONTENT — 0.1%
55,000	Diamond Sports Group, LLC / Diamond Sports Finance(a)		5.3750	08/15/26	$31,969
30,000	Diamond Sports Group, LLC / Diamond Sports Finance(a)		6.6250	08/15/27	11,945
					43,914
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
145,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	146,596

	GAS & WATER UTILITIES — 0.2%
165,000	National Fuel Gas Company		2.9500	03/01/31	169,784

	HEALTH CARE FACILITIES & SERVICES — 0.9%
150,000	Anthem, Inc.		2.8750	09/15/29	161,850
45,000	Centene Corporation		4.6250	12/15/29	49,374
175,000	DaVita, Inc.(a)		4.6250	06/01/30	181,126
125,000	HCA, Inc.		5.2500	06/15/49	164,055
85,000	Jaguar Holding Company II / PPD Development, L.P.(a)		5.0000	06/15/28	91,704
45,000	Legacy LifePoint Health, LLC(a)		6.7500	04/15/25	47,708
80,000	Legacy LifePoint Health, LLC(a)		4.3750	02/15/27	80,466
10,000	Prime Healthcare Services, Inc.(a)		7.2500	11/01/25	10,756
15,000	Tenet Healthcare Corporation(a)		7.5000	04/01/25	16,144
					803,183
	HOME CONSTRUCTION — 0.3%
105,000	M/I Homes, Inc.		4.9500	02/01/28	110,289
125,000	PulteGroup, Inc.		6.3750	05/15/33	168,713
					279,002
	INDUSTRIAL SUPPORT SERVICES — 0.2%
200,000	Ashtead Capital, Inc.(a)		4.3750	08/15/27	210,000

	INSTITUTIONAL FINANCIAL SERVICES — 2.0%
160,000	Bank of New York Mellon Corporation (The) (c)	H15T5Y + 4.358%	4.7000	09/20/68	177,411
70,000	Bank of New York Mellon Corporation (The) (c)	US0003M + 3.420%	3.5540	12/20/68	70,276
370,000	Brookfield Finance, Inc.		2.7240	04/15/31	388,869
295,000	Goldman Sachs Group, Inc. (The)		4.2500	10/21/25	331,192
115,000	Jefferies Financial Group, Inc.		5.5000	10/18/23	123,098

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.0% (Continued)
120,000	Jefferies Group, LLC / Jefferies Group Capital		4.8500	01/15/27	$140,700
285,000	Morgan Stanley (g)		3.1250	07/27/26	310,133
175,000	Morgan Stanley		6.3750	07/24/42	271,513
					1,813,192
	INSURANCE — 2.3%
150,000	Allstate Corporation (The) (c)	US0003M + 2.938%	5.7500	08/15/53	162,668
185,000	Ascot Group Ltd.(a)		4.2500	12/15/30	195,831
220,000	Athene Global Funding(a)		2.4500	08/20/27	231,977
170,000	Brighthouse Financial, Inc.		5.6250	05/15/30	209,249
150,000	Fairfax Financial Holdings Ltd. B		4.8500	04/17/28	174,897
240,000	Liberty Mutual Group, Inc.(a)		4.5690	02/01/29	283,142
275,000	Lincoln National Corporation(c)	US0003M + 2.040%	2.1740	04/20/67	237,140
160,000	MetLife, Inc. (c)	H15T5Y + 3.576%	3.8500	03/15/69	167,800
76,000	MetLife, Inc. (c), (g)	US0003M + 2.959%	5.8750	09/15/66	89,032
70,000	Prudential Financial, Inc. (c), (g)	US0003M + 4.175%	5.8750	09/15/42	73,792
230,000	Prudential Financial, Inc. (c)	US0003M + 3.920%	5.6250	06/15/43	246,461
60,000	Trinity Acquisition plc		4.4000	03/15/26	67,974
					2,139,963
	INTERNET MEDIA & SERVICES — 0.1%
100,000	TripAdvisor, Inc.(a)		7.0000	07/15/25	106,892

	LEISURE FACILITIES & SERVICES — 0.7%
45,000	Gateway Casinos & Entertainment Ltd.(a)		8.2500	03/01/24	45,130
45,000	Hilton Grand Vacations Borrower Escrow, LLC (a)		5.0000	06/01/29	45,464
200,000	International Game Technology plc(a)		4.1250	04/15/26	208,608
24,000	Marriott International, Inc.		2.8500	04/15/31	24,589
95,000	Marriott Ownership Resorts, Inc.		4.7500	01/15/28	96,254
135,000	Scientific Games International, Inc.(a), (g)		5.0000	10/15/25	138,673
50,000	Scientific Games International, Inc.(a)		8.2500	03/15/26	53,126
20,000	Scientific Games International, Inc.(a)		7.0000	05/15/28	21,591
					633,435
	MEDICAL EQUIPMENT & DEVICES — 0.2%
203,000	Illumina, Inc.		2.5500	03/23/31	210,141

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	METALS & MINING — 1.0%
145,000	Alliance Resource Operating Partners, L.P. (a)		7.5000	05/01/25	$146,639
160,000	Cleveland-Cliffs, Inc.(a)		6.7500	03/15/26	172,882
135,000	Freeport-McMoRan, Inc. (g)		5.4500	03/15/43	173,721
185,000	Glencore Funding, LLC(a)		2.8500	04/27/31	191,509
205,000	Teck Resources Ltd.		6.1250	10/01/35	268,054
					952,805
	OIL & GAS PRODUCERS — 3.2%
150,000	Aker BP ASA(a)		2.8750	01/15/26	159,396
155,000	Boardwalk Pipelines, L.P. B		4.9500	12/15/24	173,151
45,000	Cheniere Energy, Inc.		4.6250	10/15/28	47,573
135,000	Chesapeake Escrow Issuer, LLC B(a)		5.5000	02/01/26	141,118
75,000	CrownRock, L.P. / CrownRock Finance, Inc.(a)		5.6250	10/15/25	77,083
100,000	CrownRock, L.P. / CrownRock Finance, Inc.(a)		5.0000	05/01/29	104,700
185,000	Energy Transfer, L.P. (c)	H15T5Y + 5.694%	6.5000	11/15/69	190,330
15,000	EQM Midstream Partners, L.P.(a)		6.0000	07/01/25	16,355
20,000	EQM Midstream Partners, L.P.(a)		6.5000	07/01/27	22,476
35,000	EQM Midstream Partners, L.P.(a)		4.7500	01/15/31	35,662
245,000	Flex Intermediate Holdco, LLC(a)		3.3630	06/30/31	252,113
165,000	HollyFrontier Corporation		5.8750	04/01/26	191,269
70,000	Indigo Natural Resources, LLC(a)		5.3750	02/01/29	73,126
160,000	Kinder Morgan, Inc. (g)		4.3000	06/01/25	178,161
45,000	Kinder Morgan, Inc.		7.7500	01/15/32	66,041
5,000	Occidental Petroleum Corporation		5.5000	12/01/25	5,507
70,000	Parsley Energy, LLC / Parsley Finance Corporation(a)		4.1250	02/15/28	73,638
200,000	Pertamina Persero PT(a)		6.4500	05/30/44	261,215
85,000	Petroleos Mexicanos		6.5000	03/13/27	90,121
185,000	Petroleos Mexicanos		7.6900	01/23/50	180,051
200,000	Petronas Capital Ltd.(a)		3.5000	04/21/30	219,232
100,000	Sabine Pass Liquefaction, LLC		6.2500	03/15/22	102,097
65,000	Sabine Pass Liquefaction, LLC		4.2000	03/15/28	73,757
140,000	Targa Resources Partners, L.P. / Targa Resources		5.8750	04/15/26	146,650
10,000	Venture Global Calcasieu Pass, LLC(a)		3.8750	08/15/29	10,238
					2,891,060

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
80,000	Patterson-UTI Energy, Inc.		5.1500	11/15/29	$82,801
26,800	Transocean Guardian Ltd.(a)		5.8750	01/15/24	25,427
					108,228
	REAL ESTATE INVESTMENT TRUSTS — 2.2%
260,000	American Assets Trust, L.P.		3.3750	02/01/31	273,276
200,000	Corporate Office Properties, L.P.		2.7500	04/15/31	204,861
220,000	EPR Properties		4.7500	12/15/26	237,570
155,000	GLP Capital, L.P. / GLP Financing II, Inc. (g)		5.7500	06/01/28	186,518
85,000	MPT Operating Partnership, L.P. / MPT Finance (g)		5.0000	10/15/27	90,088
25,000	MPT Operating Partnership, L.P. / MPT Finance		4.6250	08/01/29	26,948
130,000	MPT Operating Partnership, L.P. / MPT Finance (g)		3.5000	03/15/31	133,575
170,000	Office Properties Income Trust		4.5000	02/01/25	184,508
95,000	Retail Opportunity Investments Partnership, L.P.		5.0000	12/15/23	102,785
105,000	Retail Opportunity Investments Partnership, L.P.		4.0000	12/15/24	112,474
225,000	Retail Properties of America, Inc.		4.7500	09/15/30	254,197
165,000	Service Properties Trust(g)		4.9500	02/15/27	162,320
					1,969,120
	RETAIL - CONSUMER STAPLES — 0.2%
85,000	Albertsons Companies Inc / Safeway Inc / New(a)		3.2500	03/15/26	87,314
105,000	Albertsons Companies Inc / Safeway Inc / New(a)		4.6250	01/15/27	111,222
15,000	Albertsons Companies Inc / Safeway Inc / New(a)		3.5000	03/15/29	15,171
					213,707
	RETAIL - DISCRETIONARY — 0.3%
185,000	American Builders & Contractors Supply Company,(a)		4.0000	01/15/28	189,856
5,000	LCM Investments Holdings II, LLC(a)		4.8750	05/01/29	5,133
75,000	QVC, Inc.		4.3750	03/15/23	78,922
					273,911
	SEMICONDUCTORS — 0.7%
180,000	Broadcom, Inc.		4.1500	11/15/30	204,103
148,000	Broadcom, Inc.(a), (g)		2.4500	02/15/31	147,381
270,000	SK Hynix, Inc.(a)		1.5000	01/19/26	268,383
					619,867
	SOFTWARE — 0.3%
265,000	Citrix Systems, Inc.		3.3000	03/01/30	282,240

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	SOFTWARE — 0.3% (Continued)
25,000	Elastic N.V.(a)		4.1250	07/15/29	$25,126
					307,366
	SPECIALTY FINANCE — 1.5%
150,000	AerCap Ireland Capital DAC / AerCap Global		3.6500	07/21/27	161,153
224,000	Ally Financial, Inc. Series B(c)	H15T5Y + 3.868%	4.7000	08/15/69	234,864
50,000	Aviation Capital Group, LLC(a)		3.8750	05/01/23	52,365
145,000	Aviation Capital Group, LLC(a)		3.5000	11/01/27	154,128
125,000	Avolon Holdings Funding Ltd.(a)		4.3750	05/01/26	137,692
120,000	Capital One Financial Corporation		4.2000	10/29/25	134,655
182,000	Capital One Financial Corporation(c)	SOFRRATE + 1.337%	2.3590	07/29/32	183,701
65,000	Discover Financial Services(c)	H15T5Y + 5.783%	6.1250	03/23/69	73,454
125,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.2500	02/01/27	124,949
70,000	OneMain Finance Corporation		6.8750	03/15/25	79,581
25,000	OneMain Finance Corporation		7.1250	03/15/26	29,469
					1,366,011
	TECHNOLOGY HARDWARE — 1.8%
155,000	Dell International, LLC / EMC Corporation (g)		8.1000	07/15/36	241,242
94,000	Flex Ltd.		3.7500	02/01/26	103,135
240,000	Hewlett Packard Enterprise Company		4.9000	10/15/25	274,533
255,000	HP, Inc.		3.4000	06/17/30	274,000
94,000	Motorola Solutions, Inc.		4.6000	02/23/28	110,166
50,000	Motorola Solutions, Inc.		4.6000	05/23/29	59,087
100,000	NCR Corporation(a), (g)		5.1250	04/15/29	104,227
280,000	SYNNEX Corporation(a)		2.3750	08/09/28	280,813
140,000	Xerox Holdings Corporation(a)		5.5000	08/15/28	147,879
					1,595,082
	TECHNOLOGY SERVICES — 0.6%
245,000	Leidos, Inc.		2.3000	02/15/31	243,672
160,000	Science Applications International Corporation(a)		4.8750	04/01/28	168,145
135,000	Square, Inc.(a)		3.5000	06/01/31	140,255
					552,072
	TELECOMMUNICATIONS — 1.1%
170,000	Level 3 Financing, Inc.(a)		4.2500	07/01/28	173,294

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.3% (Continued)
	TELECOMMUNICATIONS — 1.1% (Continued)
25,000	Sprint Spectrum Company, LLC Series 2016-1(a)		3.3600	09/20/21	$25,103
187,500	Sprint Spectrum Company, LLC / Sprint Spectrum(a)		4.7380	03/20/25	201,044
55,000	Telesat Canada / Telesat, LLC(a)		5.6250	11/06/26	51,081
85,000	Telesat Canada / Telesat, LLC(a)		6.5000	10/15/27	70,338
265,000	T-Mobile USA, Inc.		3.8750	04/15/30	300,117
85,000	Verizon Communications, Inc.(c)	US0003M + 1.100%	1.2560	05/15/25	87,537
123,000	Verizon Communications, Inc. (g)		2.5500	03/21/31	127,803
					1,036,317
	TOBACCO & CANNABIS — 0.5%
195,000	BAT Capital Corporation		4.9060	04/02/30	226,883
190,000	Vector Group Ltd.(a)		5.7500	02/01/29	193,610
					420,493
	TRANSPORTATION & LOGISTICS — 0.2%
60,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a),(g)		5.7500	04/20/29	64,811
135,000	United Airlines, Inc.(a), (g)		4.6250	04/15/29	139,449
					204,260

	TOTAL CORPORATE BONDS (Cost $29,136,352)				30,440,743

	MUNICIPAL BONDS — 2.4%
	CITY — 0.6%
340,000	City of Bristol VA		4.2100	01/01/42	366,416
145,000	City of San Antonio TX		1.9630	02/01/33	147,926
					514,342
	GOVERNMENT LEASE — 0.2%
145,000	Texas Public Finance Authority		2.1400	02/01/35	144,547

	HIGHER EDUCATION — 0.1%
115,000	University of California		4.4280	05/15/48	128,301

	HOSPITALS — 0.2%
135,000	Idaho Health Facilities Authority		5.0200	03/01/48	176,813

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.4% (Continued)
	LOCAL AUTHORITY — 1.1%
325,000	San Diego County Regional Airport Authority		5.5940	07/01/43	$365,292
600,000	State of Texas		3.2110	04/01/44	644,812
35,000	Texas Transportation Commission State Highway Fund		4.0000	10/01/33	43,490
					1,053,594
	SALES TAX — 0.0%(d)
20,000	Sales Tax Securitization Corporation		3.4110	01/01/43	22,262

	WATER AND SEWER — 0.2%
160,000	Santa Clara Valley Water District		2.9670	06/01/50	161,984

	TOTAL MUNICIPAL BONDS (Cost $2,027,786)				2,201,843

	NON U.S. GOVERNMENT & AGENCIES — 1.8%
	SOVEREIGN — 1.8%
200,000	Brazilian Government International Bond		3.8750	06/12/30	201,980
200,000	Emirate of Dubai Government International Bonds		5.2500	01/30/43	226,482
200,000	Mexico Government International Bond(g)		2.6590	05/24/31	197,062
200,000	Oman Government International Bond(a)		7.3750	10/28/32	229,392
200,000	Qatar Government International Bond(a)		4.4000	04/16/50	247,179
200,000	Saudi Government International Bond(a)		3.2500	10/22/30	216,947
325,000	Turkey Government International Bond		5.8750	06/26/31	319,001
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,663,932)				1,638,043

	TERM LOANS — 10.4%
	AEROSPACE & DEFENSE — 0.2%
27,541	AI Convoy Luxembourg Sarl(c)	US0006M + 3.500%	4.5000	01/20/27	27,555
207,823	TransDigm, Inc.(c)	US0001M + 2.250%	2.3420	05/30/25	204,400
					231,955
	ASSET MANAGEMENT — 0.0%(d)
15,000	Zebra Buyer, LLC(c)	US0001M + 3.250%	0.0000	04/22/28	15,032

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 10.4% (Continued)
	AUTOMOTIVE — 0.1%
143,231	Cooper-Standard Automotive, Inc.(c)	US0001M + 2.000%	2.7500	11/02/23	$140,008

	BIOTECH & PHARMA — 0.2%
22,500	Bausch Health Americas, Inc.(c)	US0001M + 2.750%	2.8420	11/27/25	22,303
7,224	Bausch Health Americas, Inc.(c)	US0001M + 3.000%	3.0920	06/01/25	7,182
125,000	HCRX Investments Holdco, L.P.(c)	US0001M + 2.250%	0.0000	07/15/28	124,668
					154,153
	CABLE & SATELLITE — 0.3%
64,345	Charter Communications Operating, LLC(c)	US0001M + 1.750%	1.8420	02/01/27	63,682
98,985	CSC Holdings, LLC(c)	US0001M + 2.250%	2.3431	01/15/26	97,438
17,771	Radiate Holdco, LLC(c)	US0001M + 3.500%	4.2500	09/25/26	17,725
85,000	UPC Financing Partnership(c)	US0001M + 3.000%	3.0931	01/31/29	84,256
20,000	Virgin Media Bristol, LLC(c)	US0001M + 3.250%	3.3431	01/31/29	19,936
					283,037
	CHEMICALS — 1.0%
195,000	Diamond BC BV(c)	US0003M + 3.000%	3.0920	09/06/24	193,659
44,414	Gemini HDPE, LLC(c)	US0003M + 3.000%	3.5000	12/31/27	44,303
233,667	INEOS US Finance, LLC(c)	US0003M + 2.000%	2.1103	03/31/24	230,786
135,000	INEOS US Petrochem, LLC(c)	US0001M + 2.750%	3.2500	01/29/26	134,798
133,105	Nouryon USA, LLC(c)	US0001M + 2.750%	2.8352	10/01/25	131,644
150,000	Trinseo Materials Operating SCA(c)	US0001M + 2.500%	2.5920	05/03/28	148,813
					884,003
	COMMERCIAL SUPPORT SERVICES — 0.3%
204,488	AlixPartners LLP(c)	US0001M + 2.750%	3.2500	02/04/28	203,394
24,688	Aramark Services, Inc.(c)	US0001M + 1.750%	1.8504	01/15/27	24,286
75,079	CHG Healthcare Services, Inc.(c)	US0003M + 3.000%	4.0000	06/07/23	75,032
					302,712
	CONSTRUCTION MATERIALS — 0.6%
180,087	CPG International, LLC(c)	US0003M + 2.500%	3.2500	05/05/24	179,997
140,000	Quikrete Holdings, Inc.(c)	US0001M + 3.000%	0.0000	06/11/28	138,688
186,765	Summit Materials, LLC(c)	US0001M + 2.000%	2.0920	11/21/24	186,396
					505,081

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 10.4% (Continued)
	CONTAINERS & PACKAGING — 0.4%
150,837	Berry Global, Inc.(c)	US0001M + 1.750%	1.8504	07/01/26	$149,248
180,000	Reynolds Group Holdings, Inc.(c)	US0001M + 2.750%	2.8420	02/05/23	179,614
					328,862
	ELECTRIC UTILITIES — 0.2%
123,852	Astoria Energy, LLC(c)	US0003M + 3.500%	4.5000	12/10/27	123,687
98,000	Calpine Corporation(c)	US0001M + 2.000%	2.0920	04/01/26	96,500
					220,187
	ELECTRICAL EQUIPMENT — 0.2%
187,009	Brookfield WEC Holdings, Inc.(c)	US0001M + 2.750%	3.2500	08/01/25	184,625
9,875	Ingersoll-Rand Services Company(c)	US0001M + 1.750%	1.8420	02/28/27	9,709
					194,334
	FOOD — 0.5%
99,487	CHG PPC Parent, LLC(c)	US0001M + 2.750%	2.8420	03/30/25	98,119
179,089	Hostess Brands, LLC(c)	US0001M + 2.250%	3.0000	08/03/25	178,342
179,084	JBS USA LUX S.A.(c)	US0001M + 2.000%	2.0920	05/01/26	177,350
					453,811
	HEALTH CARE FACILITIES & SERVICES — 0.4%
4,986	Indigo Merger Sub, Inc.(c)	US0003M + 2.500%	3.0000	07/04/28	4,982
106,700	IQVIA, Inc.(c)	US0003M + 1.750%	1.8973	06/11/25	105,666
131,596	Legacy LifePoint Health, LLC(c)	US0001M + 3.750%	3.8420	11/16/25	130,647
124,688	PPD, Inc.(c)	US0001M + 2.250%	2.7500	01/06/28	124,521
					365,816
	HOME & OFFICE PRODUCTS — 0.1%
74,625	Weber-Stephen Products, LLC(c)	US0001M + 3.250%	4.3015	10/30/27	74,544

	INDUSTRIAL INTERMEDIATE PROD — 0.2%
179,100	Gates Global, LLC(c)	US0001M + 2.750%	3.5000	03/31/27	178,214

	INDUSTRIAL SUPPORT SERVICES — 0.1%
89,775	Resideo Funding, Inc.(c)	US0003M + 2.250%	2.7500	02/09/28	89,495

	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
194,513	Citadel Securities, L.P.(c)	US0001M + 2.500%	2.5920	02/02/28	191,456

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 10.4% (Continued)
	INSURANCE — 0.2%
202,109	Sedgwick Claims Management Services, Inc.(c)	US0001M + 3.250%	3.3420	12/31/25	$199,217

	INTERNET MEDIA & SERVICES — 0.1%
27,143	Pug, LLC(c)	US0001M + 4.250%	4.7500	02/12/27	26,990
64,025	Pug, LLC(c)	US0001M + 3.500%	3.5920	02/13/27	62,745
					89,735
	LEISURE FACILITIES & SERVICES — 0.8%
14,850	Aristocrat International Pty Ltd.(c)	US0003M + 3.750%	4.7500	10/19/24	14,880
140,000	Caesars Resort Collection, LLC(c)	US0001M + 2.750%	2.8420	12/22/24	138,620
179,067	CityCenter Holdings, LLC(c)	US0001M + 2.250%	3.0000	04/18/24	178,759
25,000	Hilton Grand Vacations Borrower, LLC(c)	US0001M + 3.000%	0.0000	05/20/28	24,944
180,000	Hilton Worldwide Finance, LLC(c)	US0001M + 1.750%	1.8393	06/21/26	177,984
134,663	Playtika Holding Corporation(c)	US0001M + 2.750%	2.8420	03/11/28	133,880
39,498	Station Casinos, LLC(c)	US0001M + 2.250%	2.5000	02/08/27	38,906
					707,973
	LEISURE PRODUCTS — 0.1%
49,545	SRAM, LLC(c)	US0003M + 2.750%	3.2500	05/18/28	49,360

	MACHINERY — 0.4%
152,799	Alliance Laundry Systems, LLC(c)	US0003M + 3.500%	4.2500	09/30/27	152,870
80,707	Seminole Tribe of Florida, Inc.(c)	US0001M + 1.750%	1.8420	07/06/24	80,650
133,949	Star US Bidco, LLC(c)	US0001M + 4.250%	5.2500	03/17/27	134,242
					367,762
	MEDICAL EQUIPMENT & DEVICES — 0.1%
105,745	Greatbatch Ltd.(c)	US0001M + 2.500%	3.5000	10/27/22	105,767

	OIL & GAS PRODUCERS — 0.2%
24,688	Buckeye Partners, L.P.(c)	US0001M + 2.250%	2.3458	11/01/26	24,492
57,922	CITGO Petroleum Corporation(c)	US0003M + 6.250%	7.2500	03/27/24	58,166
50,000	DT Midstream, Inc.(c)	US0001M + 2.000%	2.5000	06/10/28	49,933
					132,591

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 10.4% (Continued)
	PUBLISHING & BROADCASTING — 0.1%
118,333	Nexstar Broadcasting, Inc.(c)	US0001M + 2.500%	2.5958	09/19/26	$117,364

	RETAIL - DISCRETIONARY — 0.3%
184,275	Harbor Freight Tools USA, Inc.(c)	US0001M + 2.750%	3.2500	10/20/27	183,670
90,000	PetSmart, Inc.(c)	US0003M + 3.750%	4.5000	02/12/28	90,079
					273,749
	SEMICONDUCTORS — 0.1%
54,656	Ultra Clean Holdings, Inc.(c)	US0001M + 3.750%	3.8420	08/27/25	54,770

	SOFTWARE — 0.5%
113,368	Applied Systems, Inc.(c)	US0003M + 3.250%	3.7500	09/19/24	113,117
142,999	Boxer Parent Company, Inc.(c)	US0001M + 3.750%	3.8420	10/02/25	141,991
124,375	Sophia, L.P.(c)	US0003M + 3.750%	4.5000	09/23/27	124,442
64,576	UKG, Inc.(c)	US0003M + 3.250%	4.0000	05/03/26	64,622
					444,172
	SPECIALTY FINANCE — 0.1%
74,625	Avolon TLB Borrower 1 US, LLC(c)	US0001M + 2.500%	3.2500	12/01/27	74,718

	TECHNOLOGY HARDWARE — 0.1%
63,499	Dell International, LLC(c)	US0001M + 1.750%	2.0000	09/20/25	63,478

	TECHNOLOGY SERVICES — 0.7%
168,354	Dun & Bradstreet Corporation (The)(c)	US0001M + 3.250%	3.3361	02/06/26	167,143
20,014	ICON Luxembourg Sarl(c)	US0003M + 2.500%	3.0000	07/04/28	19,996
89,775	Peraton Corporation(c)	US0001M + 3.750%	4.5000	02/01/28	89,831
195,000	Tenable, Inc.(c)	US0003M + 2.750%	3.2500	07/08/28	194,268
194,513	WEX, Inc.(c)	US0001M + 2.250%	2.3420	04/01/28	192,689
					663,927
	TELECOMMUNICATIONS — 0.4%
39,388	CenturyLink, Inc.(c)	US0001M + 2.250%	2.3420	03/15/27	38,817
32,130	Consolidated Communications, Inc.(c)	US0001M + 3.500%	4.2500	10/02/27	32,062
178,417	SBA Senior Finance II, LLC(c)	US0001M + 1.750%	1.8420	04/11/25	176,821
135,717	Zayo Group Holdings, Inc.(c)	US0001M + 3.000%	3.0920	03/09/27	133,694
					381,394

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 10.4% (Continued)
	TRANSPORTATION & LOGISTICS — 1.2%
135,000	AAdvantage Loyalty IP Ltd.(c)	US0003M + 4.750%	5.5000	04/20/28	$138,999
24,706	Air Canada(c)	US0001M + 3.250%	0.0000	07/27/28	24,778
173,323	Brown Group Holding, LLC(c)	US0003M + 2.750%	3.2500	06/07/28	172,312
179,093	Genesee & Wyoming, Inc.(c)	US0003M + 2.000%	2.1473	12/30/26	177,660
185,000	KKR Apple Bidco, LLC(c)	US0001M + 3.000%	0.0000	07/13/28	183,931
120,000	Mileage Plus Holdings, LLC(c)	US0003M + 5.250%	6.2500	06/20/27	127,381
104,738	PODS, LLC(c)	US0001M + 3.000%	3.7500	03/31/28	104,345
175,000	SkyMiles IP Ltd.(c)	US0003M + 3.750%	4.7500	10/20/27	185,111
					1,114,517

	TOTAL TERM LOANS (Cost $9,470,010)				9,453,194

	U.S. GOVERNMENT & AGENCIES — 19.5%
	AGENCY FIXED RATE — 0.9%
11,551	Fannie Mae Pool 735061		6.0000	11/01/34	13,729
11,998	Fannie Mae Pool 866009		6.0000	03/01/36	14,248
104,117	Fannie Mae Pool 938574		5.5000	09/01/36	120,747
35,134	Fannie Mae Pool 310041		6.5000	05/01/37	42,152
16,627	Fannie Mae Pool 962752		5.0000	04/01/38	19,031
16,974	Fannie Mae Pool 909175		5.5000	04/01/38	19,456
59,968	Fannie Mae Pool 909220		6.0000	08/01/38	70,522
99,942	Fannie Mae Pool AA7001		5.0000	06/01/39	114,357
86,639	Fannie Mae Pool AS7026		4.0000	04/01/46	93,952
134,664	Fannie Mae Pool BJ9260		4.0000	04/01/48	144,375
112,207	Freddie Mac Gold Pool G01980		5.0000	12/01/35	128,099
16,535	Freddie Mac Gold Pool G05888		5.5000	10/01/39	19,419
					800,087
	U.S. TREASURY BILLS — 5.6%
535,000	United States Treasury Bill		0.3750	09/30/27	518,584
730,000	United States Treasury Bill		0.8750	11/15/30	708,556
2,335,000	United States Treasury Bill		1.6250	05/15/31	2,418,003
1,455,000	United States Treasury Bill(g)		1.8750	02/15/51	1,443,405
					5,088,548

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 19.5% (Continued)
	U.S. TREASURY BONDS — 6.5%
590,000	United States Treasury Bond	3.0000	08/15/48	$729,088
1,280,000	United States Treasury Bond	2.8750	05/15/49	1,552,700
1,440,000	United States Treasury Bond	2.0000	02/15/50	1,469,081
2,500,000	United States Treasury Bond	1.3750	08/15/50	2,195,801
				5,946,670
	U.S. TREASURY NOTES — 6.5%
1,010,000	United States Treasury Note	0.1250	05/31/22	1,010,436
2,505,000	United States Treasury Note(g)	2.6250	02/15/29	2,789,161
770,000	United States Treasury Note	1.5000	02/15/30	791,927
1,415,000	United States Treasury Note(g)	1.1250	02/15/31	1,401,955
				5,993,479

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $17,795,233)			17,828,784

	COLLATERAL FOR SECURITIES LOANED – 11.1%
10,108,703	Mount Vernon Prime Portfolio (Cost $10,108,703) (e),(h)	0.1000		10,108,703

	TOTAL INVESTMENTS – 109.7% (Cost $98,483,161)			$100,227,189
	LIABILITIES IN EXCESS OF OTHER ASSETS– (9.7)%			(8,854,561)
	NET ASSETS - 100.0%			$91,372,628

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S/A	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

US0006M	ICE LIBOR USD 6 Month

USSW5	USD SWAP SEMI 30/360 5YR

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, the total market value of 144A securities is 37,389,755 or 40.9% of net assets.

(b)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate on July 31, 2021.

(c)	Variable rate security: the rate shown represents the rate on July 31, 2021.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of July 31, 2021.

(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(g)	All or a portion of these securities are on loan. Total loaned securities had a value of $9,929,460 on July 31, 2021.

(h)	The Trust’s securities lending policies and procedures require that the borrower. (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS - 0.4%
	METALS & MINING - 0.1%
23,114	Covia Holdings, LLC (a)	$223,917

	PUBLISHING & BROADCASTING - 0.1%
40,131	Clear Channel Outdoor Holdings, Inc. (a)	106,748
2,133	iHeartMedia, Inc. - Class A (a)	55,138
		161,886
	RETAIL - DISCRETIONARY - 0.2%
17,244	Libbey Glass, Inc. (a)	81,909
1,963	NMG Parent, LLC (a)	279,728
		361,637
	TOTAL COMMON STOCKS (Cost - $1,929,997)	747,440

	EXCHANGE TRADED FUNDS - 0.7%
	FIXED INCOME FUNDS - 0.7%
20,495	Invesco Senior Loan ETF (e)	451,505
33,710	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (e)	925,339
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $1,373,131)	1,376,844

Principal		Coupon
Amount ($)		Rate (%)	Maturity
	CORPORATE BONDS - 3.4%
	AEROSPACE/DEFENSE - 0.1%
160,000	Spirit AeroSystems, Inc. (c)	5.5000	1/15/2025	168,200

	ASSET MANAGEMENT - 0.2%
360,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation	4.7500	9/15/2024	375,650

	BIOTECH & PHARMA - 0.2%
445,000	Bausch Health Companies, Inc. (c)	5.5000	11/01/2025	455,033

	CABLE & SATELLITE - 0.3%
180,000	CCO Holdings, LLC / CCO Holdings Capital Corporation (c)	4.0000	3/01/2023	181,928
235,000	Radiate Holdco, LLC / Radiate Finance, Inc. (c)	4.5000	9/15/2026	243,521
85,000	Sirius XM Radio, Inc. (c)	4.6250	7/15/2024	87,125
				512,574
	CHEMICALS - 0.1%
230,000	INEOS Quattro Finance 2 plc (c)	3.3750	1/15/2026	231,554

	CONTAINERS & PACKAGING - 0.4%
475,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. (c)	4.1250	8/15/2026	491,048
200,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. (c)	5.2500	8/15/2027	204,477
				695,525
	ENTERTAINMENT CONTENT - 0.1%
210,000	Diamond Sports Group, LLC / Diamond Sports Finance Company (c)(e)	5.3750	8/15/2026	122,063

	FOOD - 0.1%
175,000	Dole Food Company, Inc. (c)(e)	7.2500	6/15/2025	179,262

	HEALTH CARE FACILITIES & SERVICES - 0.5%
215,000	CHS / Community Health Systems, Inc. (c)	6.6250	2/15/2025	225,750
75,000	CHS / Community Health Systems, Inc. (c)	6.1250	4/01/2030	76,078
5,000	Legacy LifePoint Health, LLC (c)	6.7500	4/15/2025	5,301
135,000	Legacy LifePoint Health, LLC (c)	4.3750	2/15/2027	135,786
405,000	Tenet Healthcare Corporation	4.6250	7/15/2024	411,069
50,000	Tenet Healthcare Corporation (c)	7.5000	4/01/2025	53,813
				907,797
	HOUSEHOLD PRODUCTS - 0.0% (h)
5,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. (c)	5.0000	12/31/2026	5,087

	INSURANCE - 0.1%
190,000	Acrisure, LLC / Acrisure Finance, Inc. (c)	4.2500	2/15/2029	185,678

	LEISURE FACILITIES & SERVICES - 0.3%
80,000	Caesars Entertainment, Inc. (c)	6.2500	7/01/2025	84,582
32,000	Carnival Corporation (c)	11.5000	4/01/2023	36,120
8,000	Carnival Corporation (c)	4.0000	8/01/2028	7,990
360,000	International Game Technology plc (c)(e)	4.1250	4/15/2026	375,496
150,000	NCL Corporation Ltd. (c)	5.8750	3/15/2026	151,312
				655,500
	METALS & MINING - 0.0% (h)
50,000	Cleveland-Cliffs, Inc. (c)	6.7500	3/15/2026	54,026

	PUBLISHING & BROADCASTING - 0.4%
65,000	Clear Channel Worldwide Holdings, Inc. (c)	5.1250	8/15/2027	66,843
96,514	iHeartCommunications, Inc.	6.3750	5/01/2026	101,943
174,933	iHeartCommunications, Inc.	8.3750	5/01/2027	186,303
510,000	Mav Acquisition Corporation (c)	5.7500	8/01/2028	508,824
				863,913

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal			Coupon
Amount ($)		Spread	Rate (%)		Maturity	Fair Value
	CORPORATE BONDS - 3.4% (Continued)
	REITS - 0.3%
460,000	iStar, Inc.		4.2500		8/01/2025	$478,285
60,000	MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc. (c)		4.6250		6/15/2025	63,928
						542,213
	RETAIL - DISCRETIONARY - 0.1%
55,000	Magic MergerCo, Inc. (c)		5.2500		5/01/2028	56,996
230,000	SRS Distribution, Inc. (c)		4.6250		7/01/2028	234,887
						291,883
	SPECIALTY FINANCE - 0.1%
140,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corporation (c)		4.2500		2/01/2027	139,943

	TELECOMMUNICATIONS - 0.0% (h)
45,000	Level 3 Financing, Inc. (c)		4.2500		7/01/2028	45,872
25,000	Telesat Canada / Telesat, LLC (c)		5.6250		11/06/2026	23,219
						69,091
	TRANSPORTATION & LOGISTICS - 0.1%
110,000	American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (c)(e)		5.5000		4/20/2026	115,225
45,000	American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (c)(e)		5.7500		4/20/2029	48,609
35,000	United Airlines, Inc. (c)(e)		4.3750		4/15/2026	36,055
35,000	United Airlines, Inc. (c)(e)		4.6250		4/15/2029	36,153
						236,042
	TOTAL CORPORATE BONDS (Cost - $6,629,512)					6,691,034

	TERM LOANS - 98.1%
	BASIC MATERIALS - 5.9%
958,106	Acuity Specialty Products, Inc. (aka Zep, Inc.), Initial Term Loan (First Lien)	LIBOR + 4.000%	5.0000	(g)	8/11/2024	933,195
443,888	Aruba Investments Holdings, LLC, Initial Dollar Term Loan (First Lien)	LIBOR + 4.000%	4.7500	(g)	11/24/2027	445,832
221,077	Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan	LIBOR + 4.750%	5.5000	(g)	8/27/2026	224,484
832,874	Covia Holdings LLC, Initial Term Loan	LIBOR + 4.000%	5.0000	(g)	7/31/2026	822,205
903,150	CPC Acquisition Corporation (aka Innovative Chemical Products), Initial Term Loan (First Lien)	LIBOR + 3.750%	4.5000	(g)	12/29/2027	899,763
1,518,724	Diamond (BC) B.V. (aka Diversey), Initial USD Term Loan	LIBOR + 3.000%	3.0920	(g)	9/06/2024	1,508,283
510,000	Herens Holdco S.a r.l., Facility B (USD)	LIBOR + 4.000%	4.7500	(g)	5/14/2028	510,638
563,500	Hexion, Inc., USD Term Loan	LIBOR + 3.500%	3.6449	(g)	7/01/2026	563,618
520,000	INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan	LIBOR + 2.750%	3.2500	(g)	1/29/2026	519,220
2,362,621	Ineos US Finance LLC, New 2024 Dollar Term Loan	LIBOR + 2.000%	2.1102	(g)	3/31/2024	2,333,502
708,756	Innophos Holdings, Inc., Initial Term Loan	LIBOR + 3.500%	3.5920	(g)	2/07/2027	708,313
1,619,410	Nouryon Finance B.V. (aka AkzoNobel), Initial Dollar Term Loan	LIBOR + 2.750%	2.8352	(g)	10/01/2025	1,601,629
525,000	Trinseo Materials Operating S.C.A. (fka Styron S.A.R.L), 2021 Incremental Term Loan	LIBOR + 2.500%	2.5920	(g)	5/03/2028	520,845
						11,591,527
	COMMUNICATIONS - 14.6%
142,188	Acuris Finance US, Inc., Initial Dollar Term Loan	LIBOR + 4.000%	4.5000	(g)	2/16/2028	142,710
228,538	Altice France S.A., USD TLB-13 Incremental Term Loan	LIBOR + 4.000%	4.1559	(g)	8/14/2026	228,300
312,644	Aventiv Technologies, LLC, Initial Term Loan (First Lien)	LIBOR + 4.500%	5.5000	(g)	11/01/2024	292,342
605,425	Barracuda Networks, Inc., 2020 Term Loan (First Lien)	LIBOR + 3.750%	4.5000	(g)	2/12/2025	607,002
1,314,760	Charter Communications Operating, LLC (aka CCO Safari LLC), Term B-2 Loan	LIBOR + 1.750%	1.8420	(g)	2/01/2027	1,301,204
831,546	Clear Channel Outdoor Holdings, Inc., Term B Loan	LIBOR + 3.500%	3.6285	(g)	8/21/2026	808,765
658,350	CNT Holdings I Corporation, Initial Term Loan (First Lien)	LIBOR + 3.750%	4.5000	(g)	11/08/2027	657,836
546,214	Consolidated Communications, Inc., Term B-1 Loan	LIBOR + 3.500%	4.2500	(g)	10/02/2027	545,053
1,715,976	CSC Holdings, LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan	LIBOR + 2.250%	2.3431	(g)	7/17/2025	1,693,094
370,500	CSC Holdings, LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan	LIBOR + 2.250%	2.3431	(g)	1/15/2026	364,711
597,098	Diamond Sports Group, LLC, Term Loan	LIBOR + 3.250%	3.3420	(g)	8/24/2026	330,168
515,000	DIRECTV Financing, LLC, Term Loan	LIBOR + 5.000%	5.0905	(g)	7/22/2027	514,616
921,292	Hoya Midco, LLC (aka Vivid Seats LLC), Initial Term Loan (First Lien)	LIBOR + 3.500%	4.5000	(g)	6/30/2024	917,068
1,591,040	iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan	LIBOR + 3.000%	3.0920	(g)	5/01/2026	1,572,147
660,000	Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan	LIBOR + 5.750%	8.0000	(g)	11/27/2023	672,170
354,000	Intelsat Jackson Holdings S.A., Tranche B-5 Term Loan	LIBOR + 8.630%	8.6250	(g)	1/02/2024	361,144
387,758	Intrado Corporation, Initial Term B Loan	LIBOR + 4.000%	5.0000	(g)	10/10/2024	378,779
216,155	Intrado Corporation, Incremental Term B-1 Loan	LIBOR + 3.500%	4.5000	(g)	10/10/2024	209,184
180,000	ION Trading Finance Limited, Initial Dollar Term Loan (2021)	LIBOR + 4.750%	4.8973	(g)	4/01/2028	180,521
1,936,567	Level 3 Financing, Inc., Tranche B 2027 Term Loan	LIBOR + 1.750%	1.8420	(g)	3/01/2027	1,898,446
723,975	Lumen Technologies, Inc., Term B Loan	LIBOR + 2.250%	2.3420	(g)	3/15/2027	713,485
1,176,000	McGraw Hill Education, Inc., Initial Term Loan	LIBOR + 4.750%	4.8405	(g)	7/21/2028	1,165,416
828,080	McGraw Hill LLC, Term B Loan (First Lien)	LIBOR + 4.750%	4.8405	(g)	10/31/2024	828,511
1,020,864	Meredith Corporation, Tranche B-2 Term Loan	LIBOR + 2.500%	2.5920	(g)	1/31/2025	1,015,474
905,472	Nexstar Broadcasting, Inc., Term B-4 Loan	LIBOR + 2.500%	2.5958	(g)	9/19/2026	898,052
624,000	Numericable U.S. LLC, USD TLB-11 Term Loan	LIBOR + 2.750%	2.8785	(g)	7/31/2025	609,049
768,777	Numericable U.S. LLC, USD TLB-12 Term Loan	LIBOR + 3.688%	3.8136	(g)	1/31/2026	760,728
699,857	Plantronics, Inc., Initial Term B Loan	LIBOR + 2.500%	2.5920	(g)	7/02/2025	686,081
940,000	Proofpoint, Term Loan	LIBOR + 3.250%	3.3405	(g)	6/10/2028	932,010
281,429	Pug LLC, Term B-2 Loan	LIBOR + 4.250%	4.7500	(g)	2/12/2027	279,846
738,750	Pug LLC, USD Term B Loan	LIBOR + 3.500%	3.5920	(g)	2/13/2027	723,975
126,266	Radiate HoldCo, LLC (aka RCN Grande), Term B Loan	LIBOR + 3.500%	4.2500	(g)	9/25/2026	125,942
625,650	Rodan & Fields, LLC, Closing Date Term Loan	LIBOR + 4.000%	4.0931	(g)	6/07/2025	498,693
850,163	Sinclair Television Group, Inc., Term B-3 Loan	LIBOR + 3.000%	3.0920	(g)	4/01/2028	844,531
1,049,399	Uber Technologies, Inc., 2021 Refinancing Term Loan	LIBOR + 3.500%	3.5920	(g)	2/25/2027	1,046,645
1,966,091	Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan	LIBOR + 2.750%	3.7500	(g)	3/15/2024	1,961,795
805,000	UPC Financing Partnership , Facility AX	LIBOR + 3.000%	3.0931	(g)	1/31/2029	797,956
500,000	Virgin Media Bristol LLC, N Facility	LIBOR + 2.500%	2.5931	(g)	1/31/2028	492,918
609,934	Zayo Group Holdings, Inc., Initial Dollar Term Loan	LIBOR + 3.000%	3.0920	(g)	3/09/2027	600,840
						28,657,207

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal			Coupon
Amount ($)		Spread	Rate (%)		Maturity	Fair Value
	TERM LOANS - 98.1% (Continued)
	CONSUMER, CYCLICAL - 17.6%
154,225	84 Lumber Company, Term B-1 Loan	LIBOR + 3.000%	3.7500	(g)	11/13/2026	$153,864
605,000	AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan	LIBOR + 4.750%	5.5000	(g)	4/20/2028	622,923
440,484	Accuride Corporation, 2017 Refinancing Term Loan	LIBOR + 5.250%	6.2500	(g)	11/10/2023	423,259
243,529	Air Canada, Term Loan B	LIBOR + 3.500%	3.5905	(g)	7/27/2028	244,241
479,568	American Airlines, Inc., 2017 Class B Term Loan	LIBOR + 2.000%	2.0931	(g)	12/14/2023	469,257
897,650	American Axle & Manufacturing, Inc., Tranche B Term Loan	LIBOR + 2.250%	3.0000	(g)	4/06/2024	896,667
1,089,664	American Builders & Contractors Supply Company, Inc., Restatement Effective Date Term Loan	LIBOR + 2.000%	2.0920	(g)	1/15/2027	1,078,359
1,357,024	Aramark Intermediate HoldCo Corporation, U.S. Term B-3 Loan	LIBOR + 1.750%	1.8420	(g)	3/11/2025	1,337,727
304,238	Aramark Intermediate HoldCo Corporation, U.S. Term B-5 Loan	LIBOR + 2.500%	2.5920	(g)	4/06/2028	303,192
49,500	Aristocrat Leisure Limited, Initial Term Loan	LIBOR + 3.750%	4.7500	(g)	10/19/2024	49,601
460,000	AT Home Group, Inc., Initial Term Loan	LIBOR + 4.250%	4.3405	(g)	6/25/2028	460,575
1,310,000	Caesars Resort Collection, LLC, Term B Loan	LIBOR + 2.750%	2.8420	(g)	12/22/2024	1,297,090
674,900	Caesars Resort Collection, LLC, Term B-1 Loan	LIBOR + 4.500%	4.5920	(g)	7/20/2025	676,392
541,736	Carlisle FoodService Products, Incorporated, Initial Term Loan (First Lien)	LIBOR + 3.000%	4.0000	(g)	3/20/2025	530,901
128,700	Carnival Corporation, Initial Advance (USD)	LIBOR + 3.000%	3.7500	(g)	6/30/2025	128,017
317,218	CCM Merger, Inc. (MotorCity Casino Hotel), Term B Loan	LIBOR + 3.750%	4.5000	(g)	11/04/2025	318,011
1,306,066	CityCenter Holdings, LLC, Term B Loan	LIBOR + 2.250%	3.0000	(g)	4/18/2024	1,303,820
776,467	Clarios Global LP, Amendment No. 1 Dollar Term Loan (First Lien)	LIBOR + 3.250%	3.3420	(g)	4/30/2026	771,614
774,382	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan	LIBOR + 2.000%	2.7500	(g)	11/02/2023	756,958
502,772	DexKo Global, Inc., Replacement U.S. Dollar Term B Loan (First Lien)	LIBOR + 3.500%	4.5000	(g)	7/24/2024	502,983
1,057,507	Flutter Entertainment plc, USD Term Loan	LIBOR + 3.250%	2.3410	(g)	7/10/2025	1,051,067
508,199	Gateway Casinos & Entertainment Limited, Initial Term Loan	LIBOR + 3.500%	3.5905	(g)	3/13/2025	508,410
818,843	Gloves Buyer, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	4.7500	(g)	1/06/2028	815,772
15,000	Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan	LIBOR + 12.000%	13.0000	(g)	10/04/2023	16,725
1,149,024	Golden Nugget, Inc. (aka Landry’s, Inc.), Initial B Term Loan	LIBOR + 2.500%	3.2500	(g)	10/04/2023	1,139,378
1,278,575	Great Outdoors Group, LLC, Term B-1 Loan	LIBOR + 4.250%	5.0000	(g)	3/05/2028	1,282,091
1,271,774	Harbor Freight Tools USA, Inc., Initial Loan (2021)	LIBOR + 2.750%	3.2500	(g)	10/20/2027	1,267,603
695,000	Hilton Grand Vacations Borrower, LLC, Term Loan	LIBOR + 3.000%	3.0905	(g)	5/20/2028	693,436
710,000	Infinite Bidco LLC, Initial Term Loan (First Lien)	LIBOR + 3.750%	4.2500	(g)	3/02/2028	709,560
245,000	Infinite Bidco LLC, Initial Term Loan (Second Lien)	LIBOR + 7.000%	7.5000	(g)	3/02/2029	247,450
492,388	Isagenix International, LLC, Senior Lien Term Loan	LIBOR + 5.750%	6.7500	(g)	6/14/2025	411,021
635,000	J & J Ventures Gaming, LLC, Initial Term Loan	LIBOR + 4.000%	4.7500	(g)	4/26/2028	638,175
575,260	Kestrel Bidco, Inc., (aka WestJet Airlines), Term Loan	LIBOR + 3.000%	4.0000	(g)	12/11/2026	556,765
610,000	LBM Acquisition, LLC, Amendment No. 1 Term Loan (First Lien)	LIBOR + 3.750%	4.5000	(g)	12/16/2027	602,881
305,000	LBM Acquisition, LLC, Amendment No. 1 Delayed Draw Term Loan (First Lien)	LIBOR + 3.750%	3.8405	(g)	12/18/2027	301,441
675,000	Michaels Companies, Inc., The, Term B Loan	LIBOR + 4.250%	5.0000	(g)	4/15/2028	676,387
995,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan	LIBOR + 5.250%	6.2500	(g)	6/20/2027	1,056,197
179,913	Ozark Holdings LLC (aka Royal Oak), 2020 Refinancing Term Loan	LIBOR + 3.750%	4.2500	(g)	12/16/2027	180,205
184,538	PAI Holdco, Inc., Term B Loan (First Lien)	LIBOR + 3.750%	4.5000	(g)	10/28/2027	184,537
543,638	Petco Health and Wellness Company, Inc., Initial Term Loan (First Lien)	LIBOR + 3.250%	4.0000	(g)	3/04/2028	541,895
520,000	PetSmart LLC, Initial Term Loan	LIBOR + 3.750%	4.5000	(g)	2/12/2028	520,455
1,870,727	Playa Resorts Holding B.V., Initial Term Loan	LIBOR + 2.750%	3.7500	(g)	4/27/2024	1,803,502
225,000	Raptor Acquisition Corporation, Term Loan B	LIBOR + 4.000%	4.0905	(g)	11/01/2026	225,211
630,000	Rising Tide Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 4.750%	5.5000	(g)	6/01/2028	631,673
1,039,754	Scientific Games International, Inc., Initial Term B-5 Loan	LIBOR + 2.750%	2.8420	(g)	8/14/2024	1,025,821
292,227	Serta Simmons Bedding, LLC, Initial Term Loan (First Lien)	LIBOR + 3.500%	4.5000	(g)	11/08/2023	198,714
445,909	SRAM, LLC, Initial Term Loan	LIBOR + 2.750%	3.2500	(g)	5/18/2028	444,237
465,000	SRS Distribution, Inc., 2021 Refinancing Term Loan	LIBOR + 3.750%	4.2500	(g)	6/02/2028	462,336
1,073,594	Tenneco, Inc., Tranche B Term Loan	LIBOR + 3.000%	3.0920	(g)	10/01/2025	1,062,971
508,725	Truck Hero, Inc., Initial Term Loan	LIBOR + 3.750%	4.5000	(g)	2/24/2028	507,804
989,580	UFC Holdings, LLC, Term B-3 Loan (First Lien)	LIBOR + 2.750%	3.5000	(g)	4/29/2026	984,558
703,238	United AirLines, Inc., Class B Term Loan	LIBOR + 3.750%	4.5000	(g)	4/21/2028	705,393
788,538	William Morris Endeavor Entertainment, LLC, Term B-1 Loan (First Lien)	LIBOR + 2.750%	2.8420	(g)	5/18/2025	768,265
						34,547,387
	CONSUMER, NON-CYCLICAL - 22.6%
822,429	Accelerated Health Systems, LLC (Athletico Management, LLC), Initial Term Loan	LIBOR + 3.500%	3.5893	(g)	11/01/2025	819,859
284,504	Agiliti Health, Inc., Amendment No. 2 Term Loan	LIBOR + 2.750%	3.5000	(g)	1/04/2026	283,792
565,437	AHP Health Partners, Inc. (aka Ardent Health Partners, LLC), Term B-1 Loan	LIBOR + 3.750%	4.7500	(g)	6/30/2025	566,791
1,018,913	AlixPartners, LLP, Initial Dollar Term Loan	LIBOR + 2.750%	3.2500	(g)	2/04/2028	1,013,461
490,000	Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan	LIBOR + 3.750%	4.2500	(g)	5/14/2028	490,238
812,963	Amentum Government Services Holdings LLC, Tranche 2 Term Loan (First Lien)	LIBOR + 4.750%	5.5000	(g)	1/31/2027	816,011
595,000	ANI Pharmaceuticals, Inc., Term Loan B	LIBOR + 6.000%	6.0905	(g)	5/24/2027	596,487
492,525	Arterra Wines Canada, Inc. (fka 9941762 Canada Inc.), Initial Tranche B-1 Term Loan	LIBOR + 3.500%	4.2500	(g)	11/25/2027	492,525
908,709	Bausch Health Companies Inc., Initial Term Loan	LIBOR + 3.000%	3.0920	(g)	6/01/2025	903,370
161,250	Bausch Health Companies Inc., First Incremental Term Loan	LIBOR + 2.750%	2.8420	(g)	11/27/2025	159,839
788,595	CHG Healthcare Services, Inc. (fka CHG Buyer Corporation), New Term Loan (2017) (First Lien)	LIBOR + 3.000%	4.0000	(g)	6/07/2023	788,106
572,300	CHG PPC Parent LLC, Initial Term Loan (First Lien)	LIBOR + 2.750%	2.8420	(g)	3/30/2025	564,431
878,363	Chobani, LLC, 2020 New Term Loan	LIBOR + 3.500%	4.5000	(g)	10/23/2027	879,021
510,727	CPI Holdco, LLC, Term B-1 Loan (First Lien)	LIBOR + 3.750%	3.8420	(g)	11/04/2026	510,407
816,563	Dole Food Company, Inc., Tranche B Term Loan	LIBOR + 2.750%	5.0000	(g)	4/06/2024	816,767
732,153	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan	LIBOR + 5.000%	5.7500	(g)	3/25/2028	716,869
248,734	Ensemble RCM, LLC, Closing Date Term Loan	LIBOR + 3.750%	3.8785	(g)	8/01/2026	248,831
1,103,043	Envision Healthcare Corporation, Initial Term Loan	LIBOR + 3.750%	3.8420	(g)	10/10/2025	947,288
540,223	eResearchTechnology, Inc., Initial Term Loan (First Lien)	LIBOR + 4.500%	5.5000	(g)	2/04/2027	541,911
752,400	Froneri International Limited, Facility B2 (First Lien)	LIBOR + 2.250%	2.3420	(g)	1/31/2027	739,846
925,737	Gainwell Acquisition Corporation, Term B Loan (First Lien)	LIBOR + 4.000%	4.7500	(g)	10/01/2027	927,037
610,000	Garda World Security Corporation, Term B-2 Loan	LIBOR + 4.250%	4.3393	(g)	10/30/2026	610,000
240,065	Gentiva Health Services, Inc., Term B-1 Loan (First Lien)	LIBOR + 2.750%	2.8420	(g)	7/02/2025	239,466
246,084	Greenrock Finance, Inc., Initial USD Term B Loan (First Lien)	LIBOR + 3.500%	4.5000	(g)	6/05/2024	244,700

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal			Coupon
Amount ($)		Spread	Rate (%)		Maturity	Fair Value
	TERM LOANS - 98.1% (Continued)
	CONSUMER, NON-CYCLICAL - 22.6% (Continued)
305,000	HCRX Investments Holdco, L.P., Term Loan B	LIBOR + 2.250%	2.3405	(g)	7/15/2028	$304,190
606,203	Heartland Dental, LLC, Initial Term Loan	LIBOR + 3.500%	3.5920	(g)	4/30/2025	600,211
250,000	Heartland Dental, LLC, 2021 Incremental Term Loan	LIBOR + 4.000%	4.0931	(g)	4/30/2025	249,452
792,712	Help at Home, LLC, Initial Term Loan (First Lien)	LIBOR + 5.000%	6.0000	(g)	10/28/2027	795,688
100,302	Help at Home, LLC, Delayed Draw Term Loan (First Lien)	LIBOR + 5.000%	5.0905	(g)	10/28/2027	100,678
394,527	Hertz Corporation, The, Initial Term B Loan	LIBOR + 3.500%	4.0000	(g)	6/30/2028	392,676
74,404	Hertz Corporation, The, Initial Term C Loan	LIBOR + 3.500%	4.0000	(g)	6/30/2028	74,055
1,362,182	H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), Initial Term Loan	LIBOR + 3.688%	3.7795	(g)	5/31/2025	1,351,114
787,532	Hostess Brands, LLC, 2019 Refinancing Term B Loan (First Lien)	LIBOR + 2.250%	3.0000	(g)	8/03/2025	784,252
81,777	Icon Public Limited Company, U.S. Term Loan	LIBOR + 2.500%	3.0000	(g)	7/04/2028	81,704
328,223	Icon Public Limited Company, Lux Term Loan	LIBOR + 2.500%	3.0000	(g)	7/04/2028	327,929
255,000	Insulet Corporation, Term B Loan	LIBOR + 3.250%	3.7500	(g)	5/04/2028	255,519
920,126	Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loan	LIBOR + 3.750%	4.2500	(g)	12/22/2026	911,256
1,252,432	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), Term B Loan (First Lien)	LIBOR + 3.750%	3.8420	(g)	11/16/2025	1,243,396
820,000	Mavis Tire Express Services Topco Corporation, Initial Term Loan (First Lien)	LIBOR + 4.000%	4.7500	(g)	5/04/2028	820,127
945,259	NAB Holdings, LLC (aka North American Bancard Holdings), 2018 Refinancing Term Loan	LIBOR + 3.000%	4.0000	(g)	6/30/2024	945,694
870,144	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), Initial Term Loan (First Lien)	LIBOR + 3.750%	4.5000	(g)	3/02/2028	869,783
27,405	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), Initial Term C Loan (First Lien)	LIBOR + 3.750%	4.5000	(g)	3/02/2028	27,394
40,395	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), Delayed Draw Term Loan (First Lien)	LIBOR + 3.750%	3.8405	(g)	3/02/2028	40,379
1,205,000	One Call Corporation, Term B Loan (First Lien)	LIBOR + 5.500%	6.2500	(g)	4/22/2027	1,215,544
518,700	Packaging Coordinators Midco, Inc., Term B Loan (First Lien)	LIBOR + 3.500%	4.2500	(g)	11/30/2027	518,765
1,030,744	Parexel International Corporation, Initial Term Loan	LIBOR + 2.750%	2.8420	(g)	9/27/2024	1,028,672
1,069,565	Parfums Holding Company, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	4.0920	(g)	6/30/2024	1,066,624
1,279,173	PetVet Care Centers, LLC, Initial Term Loan (First Lien)	LIBOR + 2.750%	2.8420	(g)	2/14/2025	1,259,985
62,371	PetVet Care Centers, LLC, 2018 Term Loan (First Lien)	LIBOR + 3.250%	3.3420	(g)	2/14/2025	61,708
486,592	PetVet Care Centers, LLC, 2021 First Lien Replacement Term Loan	LIBOR + 3.500%	4.2500	(g)	2/15/2025	485,833
532,235	Phoenix Guarantor, Inc., (aka Brightspring), Tranche B-1 Term Loan (First Lien)	LIBOR + 3.250%	3.3393	(g)	3/05/2026	526,181
553,164	Phoenix Guarantor, Inc., (aka Brightspring), Tranche B-3 Term Loan (First Lien)	LIBOR + 3.500%	3.5958	(g)	3/05/2026	547,928
555,000	Pluto Acquisition I, Inc. (aka AccentCare, Inc.), 2021 Term Loan (First Lien)	LIBOR + 4.000%	4.1139	(g)	6/20/2026	552,225
61,607	Precision Medicine Group, LLC, Amendment No. 1 Refinancing DDTL	LIBOR + 3.000%	3.0905	(g)	11/20/2027	61,453
590,426	Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan	LIBOR + 3.000%	3.7500	(g)	11/20/2027	588,953
632,966	Select Medical Corporation, Tranche B Term Loan	LIBOR + 2.250%	2.3420	(g)	3/06/2025	625,184
1,196,330	Shearer’s Foods, LLC, Refinancing Term Loan (First Lien)	LIBOR + 3.500%	4.2500	(g)	9/23/2027	1,197,137
837,188	Sigma Holdco B.V. (aka Flora Foods), Facility B2	LIBOR + 3.000%	3.1595	(g)	7/02/2025	819,164
485,000	Sotera Health Holdings, LLC, Refinancing Loan (First Lien)	LIBOR + 2.750%	3.2500	(g)	12/13/2026	483,688
622,069	Southern Veterinary Partners, LLC, Initial Term Loan (First Lien)	LIBOR + 4.000%	5.0000	(g)	10/05/2027	624,209
86,234	Southern Veterinary Partners, LLC, Delayed Draw Term Loan (First Lien)	LIBOR + 4.000%	4.0905	(g)	10/05/2027	86,530
775,696	St. George’s University Scholastic Services LLC, Term Loan	LIBOR + 3.250%	3.3420	(g)	7/17/2025	776,988
678,650	St. George’s University Scholastic Services LLC, Term Loan B	LIBOR + 3.250%	3.3405	(g)	6/29/2028	676,248
453,863	Sunshine Luxembourg VII SARL (aka Galderma), Facility B3	LIBOR + 3.750%	4.5000	(g)	10/02/2026	454,713
1,278,700	Surgery Center Holdings, Inc., 2021 New Term Loan	LIBOR + 3.750%	4.5000	(g)	8/31/2026	1,279,730
383,000	Team Health Holdings, Inc., Initial Term Loan	LIBOR + 2.750%	3.7500	(g)	2/06/2024	371,690
712,620	Trans Union LLC, 2019 Replacement Term B-5 Loan	LIBOR + 1.750%	1.8420	(g)	11/15/2026	704,899
595,000	Triton Water Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 3.500%	4.0000	(g)	3/31/2028	591,246
280,000	TTF Holdings, LLC, Initial Term Loan	LIBOR + 4.250%	5.0000	(g)	4/01/2028	279,650
240,000	Upstream Newco, Inc., August 2021 Incremental Term Loan (First Lien)	LIBOR + 4.250%	4.3405	(g)	11/20/2026	238,876
1,601,753	Viant Medical Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 3.750%	3.8420	(g)	7/02/2025	1,551,826
678,300	WEX, Inc., Term B Loan	LIBOR + 2.250%	2.3420	(g)	4/01/2028	671,941
						44,440,140
	ENERGY - 1.2%
339,950	CITGO Holding, Inc., Term Loan	LIBOR + 7.000%	8.0000	(g)	8/01/2023	336,041
538,422	CITGO Petroleum Corporation, 2019 Incremental Term B Loan	LIBOR + 6.250%	7.2500	(g)	3/28/2024	540,689
605,554	Fieldwood Energy LLC, Closing Date Loan (First Lien)	LIBOR + 0.000%	0.0905	(g)	4/11/2022	326,890
748,983	Medallion Midland Acquisition, LLC, Initial Term Loan	LIBOR + 3.250%	4.2500	(g)	10/30/2024	744,957
457,878	Traverse Midstream Partners LLC, Advance	LIBOR + 5.500%	6.5000	(g)	9/27/2024	458,832
						2,407,409
	FINANCIAL - 5.3%
1,037,491	Acrisure, LLC, 2020 Term Loan (First Lien)	LIBOR + 3.500%	3.6102	(g)	2/15/2027	1,020,762
471,429	Apex Group Treasury LLC, Term Loan	LIBOR + 3.750%	3.8405	(g)	7/23/2028	470,840
184,150	Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loan	LIBOR + 3.125%	3.2170	(g)	11/03/2023	182,405
378,300	Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan	LIBOR + 3.000%	3.0920	(g)	11/03/2024	372,625
768,674	Asurion, LLC (fka Asurion Corporation), New B-8 Term Loan	LIBOR + 3.250%	3.3420	(g)	12/23/2026	755,341
673,975	Asurion, LLC (fka Asurion Corporation), New B-9 Term Loan	LIBOR + 3.250%	3.3420	(g)	7/31/2027	662,814
355,000	Asurion, LLC (fka Asurion Corporation), New B-3 Term Loan (Second Lien)	LIBOR + 5.250%	5.3420	(g)	2/03/2028	353,860
365,000	Asurion, LLC (fka Asurion Corporation), New B-4 Term Loan (Second Lien)	LIBOR + 5.250%	5.3405	(g)	1/15/2029	363,744
518,519	Blackhawk Network Holdings, Inc., Term Loan (First Lien)	LIBOR + 3.000%	3.0920	(g)	6/15/2025	512,224
1,656,875	Citadel Securities LP, 2021 Term Loan	LIBOR + 2.500%	2.5920	(g)	2/02/2028	1,630,837
955,685	Deerfield Dakota Holding, LLC (aka Duff & Phelps), Initial Dollar Term Loan (First Lien)	LIBOR + 3.750%	4.7500	(g)	4/09/2027	957,405
623,664	Masergy Holdings, Inc., 2017 Replacement Term Loan (First Lien)	LIBOR + 3.250%	4.2500	(g)	12/15/2023	622,984
630,000	Paysafe Group Holdings II Limited, Facility B1	LIBOR + 2.750%	3.2500	(g)	6/28/2028	629,216
1,509,857	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan	LIBOR + 3.250%	3.3420	(g)	12/31/2025	1,488,251
191,100	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2019 Term Loan	LIBOR + 3.750%	3.8420	(g)	9/03/2026	189,821
175,000	Zebra Buyer LLC, Term Loan	LIBOR + 3.250%	3.3405	(g)	4/22/2028	175,369
						10,388,498

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal			Coupon
Amount ($)		Spread	Rate (%)		Maturity	Fair Value
	TERM LOANS - 98.1% (Continued)
	INDUSTRIALS - 18.2%
218,875	AI Convoy (Luxembourg) S.a r.l., Facility B (USD)	LIBOR + 3.500%	4.5000	(g)	1/20/2027	$218,989
320,000	AIT Worldwide Logistics Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 4.750%	5.5000	(g)	4/06/2028	320,800
838,791	Alliance Laundry Systems LLC, Initial Term B Loan	LIBOR + 3.500%	4.2500	(g)	10/08/2027	839,181
844,195	Anchor Glass Container Corporation, July 2017 Additional Term Loan (First Lien)	LIBOR + 2.750%	3.7500	(g)	12/07/2023	787,849
116,534	Anchor Glass Container Corporation, October 2020 Incremental Term Loan (First Lien)	LIBOR + 5.000%	6.0000	(g)	12/07/2023	109,251
81,333	Anchor Glass Container Corporation, Term Loan (Second Lien)	LIBOR + 7.750%	8.7500	(g)	12/07/2024	42,903
505,000	Arcline FM Holdings, LLC, Initial Term Loan (First Lien)	LIBOR + 4.750%	5.5000	(g)	6/24/2028	506,896
368,150	ASP Navigate Acquisition Corp., Initial Term Loan	LIBOR + 4.500%	5.5000	(g)	10/06/2027	368,610
547,435	Atlantic Aviation FBO Inc., Term Loan	LIBOR + 3.750%	3.8420	(g)	12/06/2025	545,555
898,015	Berlin Packaging L.L.C., Initial Term Loan (First Lien)	LIBOR + 3.000%	3.0958	(g)	11/07/2025	888,568
686,480	Berry Global, Inc. (fka Berry Plastics Corporation), Term Z Loan	LIBOR + 1.750%	1.8504	(g)	7/01/2026	679,247
1,441,822	Brookfield WEC Holdings, Inc., Initial Term Loan (2021) (First Lien)	LIBOR + 2.750%	3.2500	(g)	8/01/2025	1,423,439
942,977	Brown Group Holdings, LLC (aka Signature Aviation), Initial Term Loan	LIBOR + 2.750%	3.2500	(g)	6/07/2028	937,475
735,114	Circor International, Inc., New Term Loan	LIBOR + 3.250%	4.2500	(g)	12/11/2024	731,162
907,779	CPG International LLC (fka CPG International, Inc.) , New Term Loan	LIBOR + 2.500%	3.2500	(g)	5/05/2024	907,325
467,165	DG Investment Intermediate Holdings 2, Inc., Closing Date Initial Term Loan (First Lien)	LIBOR + 3.750%	4.5000	(g)	3/31/2028	467,917
97,836	DG Investment Intermediate Holdings 2, Inc., Delayed Draw Term Loan (First Lien)	LIBOR + 3.750%	3.8405	(g)	3/31/2028	97,993
283,575	DXP Enterprises, Inc., Initial Term Loan	LIBOR + 4.750%	5.7500	(g)	12/23/2027	284,993
200,000	Fairbanks Morse Defense, Term Loan (Second Lien )	LIBOR + 0.000%	0.0905	(g)	6/17/2029	203,000
1,244,975	Filtration Group Corporation, Initial Dollar Term Loan	LIBOR + 3.000%	3.0920	(g)	3/29/2025	1,233,664
332,488	Filtration Group Corporation, Series A Term Loan	LIBOR + 3.750%	4.5000	(g)	3/29/2025	333,194
706,784	Fluidra, S.A., Tranche B-1 USD Term Loan	LIBOR + 2.000%	2.0920	(g)	7/02/2025	702,808
1,074,521	Fort Dearborn Holding Company, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	5.0000	(g)	10/19/2023	1,077,374
818,622	Gardner Denver, Inc., 2020 GDI Tranche B-2 Dollar Term Loan	LIBOR + 1.750%	1.8420	(g)	2/28/2027	804,869
1,442,696	Gates Global LLC, Initial B-3 Dollar Term Loan	LIBOR + 2.750%	3.5000	(g)	3/31/2027	1,435,562
379,984	Gemini HDPE LLC, 2027 Advance	LIBOR + 3.000%	3.5000	(g)	12/31/2027	379,035
593,229	GFL Environmental, Inc., 2020 Refinancing Term Loan	LIBOR + 3.000%	3.5000	(g)	5/31/2025	593,650
455,000	KKR Apple Bidco, LLC, Term Loan	LIBOR + 3.000%	3.0905	(g)	7/13/2028	452,370
65,000	KKR Apple Bidco, LLC, 2nd Lien Term Loan	LIBOR + 5.750%	5.8405	(g)	7/13/2029	66,056
997,500	Kleopatra Finco S.a r.l., Facility B (USD)	LIBOR + 4.750%	5.2500	(g)	2/09/2026	999,056
825,850	LEB Holdings (USA), Inc., Initial Term Loan	LIBOR + 3.750%	4.5000	(g)	11/02/2027	828,303
1,100,876	Mauser Packaging Solutions Holding Company, Initial Term Loan	LIBOR + 3.250%	3.3420	(g)	4/03/2024	1,067,761
441,668	Pactiv Evergreen, Inc., Tranche B-1 U.S. Term Loan	LIBOR + 2.750%	2.8420	(g)	2/05/2023	440,721
1,358,175	Pactiv Evergreen, Inc., Tranche B-2 U.S. Term Loan	LIBOR + 3.250%	3.3420	(g)	2/05/2026	1,344,111
707,826	Patriot Container Corporation (aka Wastequip), Closing Date Term Loan (First Lien)	LIBOR + 3.750%	3.8405	(g)	3/20/2025	704,287
763,088	PODS, LLC, Initial Term Loan	LIBOR + 3.000%	3.7500	(g)	3/31/2028	760,226
1,395,000	QUIKRETE Holdings, Inc., B-1 Fourth Amendment Loan (First Lien)	LIBOR + 3.000%	3.0905	(g)	6/11/2028	1,381,922
889,615	Spectrum Holdings III Corporation, Closing Date Term Loan (First Lien)	LIBOR + 3.250%	4.2500	(g)	1/31/2025	855,476
803,542	Star US Bidco LLC, Initial Term Loan	LIBOR + 4.250%	5.2500	(g)	3/17/2027	805,301
1,301,789	Summit Materials, LLC, New Term Loan	LIBOR + 2.000%	2.0920	(g)	11/21/2024	1,299,218
535,000	Technimark LLC, Term Loan	LIBOR + 3.750%	3.8405	(g)	7/09/2028	532,103
73,913	Tekni-Plex, Inc. (aka Trident TPI Holdings, Inc.), Delayed Draw Tem Loan	LIBOR + 4.000%	4.0905	(g)	7/29/2028	73,959
521,087	Tekni-Plex, Inc. (aka Trident TPI Holdings, Inc.), Incremental Term Loan	LIBOR + 4.000%	4.0905	(g)	7/29/2028	521,413
986,847	Titan Acquisition Limited (aka Husky IMS International Ltd.), Initial Term Loan	LIBOR + 3.000%	3.1472	(g)	3/28/2025	968,393
779,238	TransDigm, Inc., Tranche E Refinancing Term Loan	LIBOR + 2.250%	2.3420	(g)	5/30/2025	766,404
1,063,392	TransDigm, Inc., Tranche F Refinancing Term Loan	LIBOR + 2.250%	2.3420	(g)	12/09/2025	1,046,017
489,716	TRC Companies, Inc., Refinancing Term Loan	LIBOR + 4.500%	5.2500	(g)	6/21/2024	489,104
602,075	Tricorbraun Holdings, Inc., Closing Date Initial Term Loan (First Lien)	LIBOR + 3.250%	3.7500	(g)	3/03/2028	596,961
135,425	Tricorbraun Holdings, Inc., Delayed Draw Term Loan (First Lien)	LIBOR + 3.250%	3.3405	(g)	3/03/2028	134,274
867,797	Trident TPI Holdings, Inc., Tranche B-1 Term Loan	LIBOR + 3.000%	4.0000	(g)	10/05/2024	866,621
505,703	U.S. Farathane, LLC, Term B-5 Loan	LIBOR + 4.250%	5.2500	(g)	12/17/2024	503,175
1,219,033	Vertiv Group Corporation (fka Cortes NP Acquisition Corporation), Term B Loan	LIBOR + 2.750%	2.8458	(g)	3/02/2027	1,209,220
						35,633,761
	TECHNOLOGY - 11.0%
1,621,779	Applied Systems, Inc., Closing Date Term Loan (First Lien)	LIBOR + 3.250%	3.7500	(g)	9/19/2024	1,618,187
192,894	Applied Systems, Inc., 2021 Term Loan (Second Lien)	LIBOR + 5.500%	6.2500	(g)	9/19/2025	195,684
455,342	Aston FinCo S.a r.l., Dollar Term Loan (First Lien)	LIBOR + 4.250%	4.3352	(g)	10/09/2026	454,324
234,413	athenahealth, Inc., Term B-1 Loan (First Lien)	LIBOR + 4.250%	4.4099	(g)	2/11/2026	234,764
294,750	Azalea TopCo, Inc., Initial Term Loan (First Lien)	LIBOR + 3.500%	3.6284	(g)	7/25/2026	291,941
469,663	Azalea TopCo, Inc., 2021 Term Loan (First Lien)	LIBOR + 3.750%	3.8405	(g)	7/25/2026	471,032
1,499,441	Boxer Parent Company, Inc., (aka BMC Software, Inc.), 2021 Replacement Dollar Term Loan	LIBOR + 3.750%	3.8420	(g)	10/02/2025	1,488,863
1,392,319	Dun & Bradstreet Corporation, The, Initial Term Borrowing	LIBOR + 3.250%	3.3361	(g)	2/06/2026	1,382,308
150,000	ECL Entertainment, LLC, Term B Loan	LIBOR + 7.500%	8.2500	(g)	4/30/2028	153,000
803,925	Epicor Software Corporation (fka Eagle Parent, Inc.), Term C Loan	LIBOR + 3.250%	4.0000	(g)	7/31/2027	802,562
29,700	Everi Payments, Inc., Term Loan	LIBOR + 10.500%	11.2500	(g)	5/09/2024	31,036
966,571	Everi Payments, Inc., Term B Loan	LIBOR + 2.750%	3.5000	(g)	5/09/2024	965,532
1,047,375	Grab Holdings, Inc., Initial Term Loan	LIBOR + 4.500%	5.5000	(g)	1/29/2026	1,056,540
568,575	Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020)	LIBOR + 4.000%	4.7500	(g)	12/01/2027	569,846
819,119	Hyland Software, Inc., 2018 Refinancing Term Loan (First Lien)	LIBOR + 3.500%	4.2500	(g)	7/01/2024	820,270
465,000	Magenta Buyer LLC, Initial Term Loan (First Lien)	LIBOR + 5.000%	5.0905	(g)	7/27/2028	463,403
723,747	NCR Corporation, Initial Term Loan (2019)	LIBOR + 2.500%	2.6285	(g)	8/28/2026	710,177
1,065,330	Peraton Corporation, Term B Loan (First Lien)	LIBOR + 3.750%	4.5000	(g)	2/01/2028	1,065,996
543,638	Playtika Holding Corporation, Term B-1 Loan	LIBOR + 2.750%	2.8420	(g)	3/11/2028	540,479
523,688	Project Ruby Ultimate Parent Corporation (Mediware), Closing Date Term Loan (First Lien)	LIBOR + 3.250%	4.0000	(g)	3/10/2028	521,543
975,000	RealPage, Inc., Initial Term Loan (First Lien)	LIBOR + 3.250%	3.7500	(g)	4/22/2028	970,310
740,000	Rocket Software, Inc., 2021 Dollar Term Loan (First Lien)	LIBOR + 4.250%	4.7500	(g)	11/28/2025	724,430
791,025	Sophia, L.P., Closing Date Term Loan	LIBOR + 3.750%	4.5000	(g)	10/07/2027	791,448
679,240	Tempo Acquisition, LLC, Extended Term Loan	LIBOR + 3.250%	3.7500	(g)	10/31/2026	678,958
615,000	Tenable, Inc., Initial Term Loan	LIBOR + 2.750%	3.2500	(g)	7/08/2028	612,694

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal			Coupon
Amount ($)		Spread	Rate (%)		Maturity	Fair Value
	TERM LOANS - 98.1% (Continued)
	TECHNOLOGY - 11.0% (Continued)
728,175	ThoughtWorks, Inc., Incremental Term Loan	LIBOR + 3.250%	3.9954	(g)	3/26/2028	$727,265
1,409,405	UKG, Inc., 2021 Incremental Term Loan (First Lien)	LIBOR + 3.250%	4.0000	(g)	5/03/2026	1,410,427
30,000	UKG, Inc., Initial Term Loan (2020) (Second Lien)	LIBOR + 6.750%	7.5000	(g)	5/03/2027	30,562
252,791	Ultra Clean Holdings, Inc., Second Amendment Term B Loan	LIBOR + 3.750%	3.8420	(g)	8/27/2025	253,317
244,388	Virtusa Corporation, Closing Date Term Loan	LIBOR + 4.250%	5.0000	(g)	2/11/2028	245,647
544,170	Waystar Technologies, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	4.0920	(g)	10/23/2026	542,981
711,425	Weld North Education LLC, 2020 Term Loan	LIBOR + 4.000%	4.7500	(g)	1/27/2028	712,136
						21,537,662

	UTILITIES - 1.7%
582,805	Astoria Energy LLC, Term B Advance (2020)	LIBOR + 3.500%	4.5000	(g)	12/10/2027	582,030
614,254	Calpine Construction Finance Company, L.P., Term B Loan	LIBOR + 2.000%	2.0920	(g)	1/15/2025	605,550
280,142	Calpine Corporation, Term Loan	LIBOR + 2.000%	2.0920	(g)	8/12/2026	275,967
693,871	Hamilton Projects Acquiror, LLC, Term Loan	LIBOR + 4.750%	5.7500	(g)	6/26/2027	686,176
470,678	Lightstone Holdco LLC, Refinancing Term B Loan	LIBOR + 3.750%	4.7500	(g)	1/30/2024	365,135
26,547	Lightstone Holdco LLC, Refinancing Term C Loan	LIBOR + 3.750%	4.7500	(g)	1/30/2024	20,594
860,096	Pike Corporation, 2028 Initial Term Loan	LIBOR + 3.000%	3.0920	(g)	1/21/2028	856,634
635,000	Texas Competitive Electric Holdings Company LLC Escrow Bonds (d)		11.5000		5/03/2071	445
						3,392,531
	TOTAL TERM LOANS (Cost - $193,218,995)					192,596,122

	RIGHTS - 0.0% (h)
10,588	TRA Rights				11/22/2049	13,923
	TOTAL RIGHTS (Cost - $17,470)

	WARRANTS - 0.2%
14,903	iHeartMedia, Inc.				12/31/2049	376,301
	TOTAL WARRANTS (Cost - $287,609)

	SHORT-TERM INVESTMENT - 5.1%
	MONEY MARKET FUND - 5.1%
10,016,139	Fidelity Government Portfolio - Class Institutional, 0.01% (b)					10,016,139
	TOTAL SHORT-TERM INVESTMENT - (Cost - $10,016,139)

	COLLATERAL FOR SECURITIES LOANED - 1.2%
2,467,874	Mount Vernon Prime Portfolio, 0.10% (b)(f)					2,467,874
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,467,874)

	TOTAL INVESTMENTS - 109.1% (Cost - $196,239,009)					$214,285,677
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.1)%					(17,909,781)
	NET ASSETS - 100.0%					$196,375,896

ETF - Exchange Traded Fund

LIBOR - London Inter-bank Offered Rate

L.P. - Limited Partnership

LLC - Limited Liability Company

LLLP - Limited Liability Limited Partnership

LLP - Limited Liability Partnership

Ltd. - Limited Company

plc - Public Limited Company

REITs - Real Estate Investment Trusts

(a)	Non-Income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2021.

(c)	- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021 the total market value of 144A securities is $5,137,784 or 2.62% of net assets.

(d)	Fair Value estimated using fair value procedures adopted by Board of Trustees. Total Value of such securities is $445 or 0.0% of net assets as of July 31, 2021.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,407,705 at July 31, 2021.

(f)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(g)	Variable Rate Security. Coupon Rate is as of July 31, 2021.

(h)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares				Fair Value
	COMMON STOCKS — 0.0%(a)
	OIL & GAS SERVICES & EQUIPMENT - 0.0%(a)
20,037	Hi-Crush(b)			$3,406

	TOTAL COMMON STOCKS (Cost $888,498)			3,406

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 0.3%
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
304,983	Hi-Crush, Inc.(c)	8.0000	04/09/26	304,983

	TOTAL CONVERTIBLE BONDS (Cost $304,983)			304,983

	CORPORATE BONDS — 95.8%
	ADVERTISING & MARKETING — 0.5%
520,000	Terrier Media Buyer, Inc.(c)	8.8750	12/15/27	556,790

	AEROSPACE & DEFENSE — 1.0%
625,000	Moog, Inc.(c)	4.2500	12/15/27	645,703
504,000	Spirit AeroSystems, Inc.(c)	7.5000	04/15/25	535,500
				1,181,203
	ASSET MANAGEMENT — 0.6%
755,000	NFP Corporation(c)	4.8750	08/15/28	770,689

	AUTOMOTIVE — 2.2%
690,000	Ford Motor Company	6.6250	10/01/28	829,380
105,000	Ford Motor Company	7.4500	07/16/31	139,183
1,304,000	Ford Motor Company	4.7500	01/15/43	1,433,246
200,000	Ford Motor Credit Company, LLC	2.9000	02/16/28	200,525
				2,602,334
	BIOTECH & PHARMA — 1.0%
250,000	Endo Luxembourg Finance Company I Sarl / Endo US,(c)	6.1250	04/01/29	248,811
200,000	Organon Finance 1, LLC(c)	4.1250	04/30/28	205,343
200,000	Organon Finance 1, LLC(c)	5.1250	04/30/31	206,250

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.8% (Continued)
	BIOTECH & PHARMA — 1.0% (Continued)
547,000	Par Pharmaceutical, Inc.(c)	7.5000	04/01/27	$558,706
				1,219,110
	CABLE & SATELLITE — 4.2%
1,290,000	Altice Financing S.A.(c)	5.0000	01/15/28	1,269,057
555,000	Block Communications, Inc.(c)	4.8750	03/01/28	563,966
478,000	CCO Holdings, LLC / CCO Holdings Capital(c)	5.5000	05/01/26	494,716
378,000	CCO Holdings, LLC / CCO Holdings Capital(c)	5.0000	02/01/28	396,908
335,000	CCO Holdings, LLC / CCO Holdings Capital(c)	5.3750	06/01/29	366,746
390,000	CSC Holdings, LLC(c)	5.5000	04/15/27	409,135
590,000	CSC Holdings, LLC(c)	5.3750	02/01/28	624,317
225,000	CSC Holdings, LLC(c)	5.7500	01/15/30	234,809
751,000	UPC Broadband Finco BV(c)	4.8750	07/15/31	767,071
				5,126,725
	CHEMICALS — 1.9%
535,000	Consolidated Energy Finance S.A.(c)	6.8750	06/15/25	544,946
502,000	Methanex Corporation	5.1250	10/15/27	544,979
387,000	Minerals Technologies, Inc.(c)	5.0000	07/01/28	405,800
423,000	OCI N.V.(c)	5.2500	11/01/24	435,601
352,000	Trinseo Materials Operating SCA / Trinseo(c)	5.1250	04/01/29	358,947
				2,290,273
	COMMERCIAL SUPPORT SERVICES — 4.9%
400,000	Allied Universal Holdco, LLC / Allied Universal(c)	4.6250	06/01/28	402,000
620,000	APX Group, Inc.(c)	5.7500	07/15/29	623,294
200,000	Atlas LuxCompany 4 S.A.RL / Allied Universal(c)	4.6250	06/01/28	200,250
340,000	Bidfair Holdings, Inc.(c)	5.8750	06/01/29	354,311
205,000	Brink’s Company (The)(c)	5.5000	07/15/25	216,023
340,000	Brink’s Company (The)(c)	4.6250	10/15/27	354,273
565,000	Deluxe Corporation(c)	8.0000	06/01/29	618,054
510,000	Garda World Security Corporation B(c)	4.6250	02/15/27	512,550
533,000	Harsco Corporation(c)	5.7500	07/31/27	554,821
380,000	Korn Ferry(c)	4.6250	12/15/27	393,650
515,000	Prime Security Services Borrower, LLC / Prime(c)	5.7500	04/15/26	565,215
505,000	Sotheby’s(c)	7.3750	10/15/27	540,123

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.8% (Continued)
	COMMERCIAL SUPPORT SERVICES — 4.9% (Continued)
580,000	TriNet Group, Inc.(c)	3.5000	03/01/29	$581,908
				5,916,472
	CONSTRUCTION MATERIALS — 0.4%
505,000	Standard Industries, Inc.(c)	3.3750	01/15/31	490,352

	CONTAINERS & PACKAGING — 1.1%
479,000	Cascades, Inc./Cascades USA, Inc.(c)	5.3750	01/15/28	504,787
288,000	Silgan Holdings, Inc.	4.7500	03/15/25	292,830
525,000	Trivium Packaging Finance BV(c)	8.5000	08/15/27	566,194
				1,363,811
	ELECTRIC UTILITIES — 3.1%
451,000	Calpine Corporation(c)	5.0000	02/01/31	457,082
332,000	Calpine Corporation(c)	3.7500	03/01/31	320,008
539,000	Clearway Energy Operating, LLC	5.0000	09/15/26	553,413
550,000	NextEra Energy Operating Partners, L.P.(c)	4.2500	07/15/24	579,906
176,000	NRG Energy Inc(c)	3.3750	02/15/29	175,560
510,000	NRG Energy Inc B(c)	3.6250	02/15/31	514,552
317,000	Talen Energy Supply, LLC(c)	6.6250	01/15/28	282,141
785,000	Vistra Operations Company, LLC(c)	5.0000	07/31/27	812,463
				3,695,125
	ENGINEERING & CONSTRUCTION — 0.5%
557,000	VM Consolidated, Inc.(c)	5.5000	04/15/29	569,527

	ENTERTAINMENT CONTENT — 1.3%
695,000	Banijay Entertainment S.A.SU(c)	5.3750	03/01/25	720,562
795,000	Univision Communications, Inc.(c)	6.6250	06/01/27	856,120
				1,576,682
	FOOD — 3.4%
550,000	Dole Food Company, Inc.(c)	7.2500	06/15/25	563,395
208,000	Herbalife Nutrition Ltd. / HLF Financing, Inc.(c)	7.8750	09/01/25	226,200
675,000	HLF Financing Sarl, LLC / Herbalife International,(c)	4.8750	06/01/29	682,310
205,000	Kraft Heinz Foods Company	4.8750	10/01/49	255,927
210,000	Land O’ Lakes, Inc.(c)	7.0000	12/29/49	218,663
484,000	Land O’Lakes Capital Trust I(c)	7.4500	03/15/28	557,941

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.8% (Continued)
	FOOD — 3.4% (Continued)
520,000	Pilgrim’s Pride Corporation(c)	5.8750	09/30/27	557,081
570,000	Post Holdings, Inc.(c)	4.5000	09/15/31	577,575
381,000	Simmons Foods, Inc./Simmons Prepared Foods,(c)	4.6250	03/01/29	385,134
				4,024,226
	HEALTH CARE FACILITIES & SERVICES — 5.0%
357,000	Acadia Healthcare Company, Inc.(c)	5.5000	07/01/28	381,103
117,000	Acadia Healthcare Company, Inc.(c)	5.0000	04/15/29	122,706
280,000	Catalent Pharma Solutions, Inc.(c)	5.0000	07/15/27	293,933
75,000	Catalent Pharma Solutions, Inc.(c)	3.1250	02/15/29	73,600
342,000	CHS/Community Health Systems, Inc.(c)	5.6250	03/15/27	362,535
850,000	DaVita, Inc.(c)	4.6250	06/01/30	879,750
1,040,000	HCA, Inc.	3.5000	09/01/30	1,130,037
101,000	Jaguar Holding Company II / PPD Development, L.P.(c)	4.6250	06/15/25	105,879
380,000	Jaguar Holding Company II / PPD Development, L.P.(c)	5.0000	06/15/28	409,969
452,000	Legacy LifePoint Health, LLC(c)	4.3750	02/15/27	454,633
532,000	Team Health Holdings, Inc.(c),(d)	6.3750	02/01/25	494,103
525,000	Tenet Healthcare Corporation	4.6250	07/15/24	532,867
656,000	Tenet Healthcare Corporation(c)	6.1250	10/01/28	699,490
				5,940,605
	HOME CONSTRUCTION — 0.9%
464,000	Griffon Corporation	5.7500	03/01/28	488,852
489,000	Mattamy Group Corporation(c)	5.2500	12/15/27	510,162
48,000	Mattamy Group Corporation(c)	4.6250	03/01/30	49,903
				1,048,917
	HOUSEHOLD PRODUCTS — 1.4%
665,000	Clearwater Paper Corporation(c)	4.7500	08/15/28	673,997
500,000	Edgewell Personal Care Company(c)	4.1250	04/01/29	503,788
533,000	Energizer Holdings, Inc.(c)	4.3750	03/31/29	537,360
				1,715,145
	INDUSTRIAL SUPPORT SERVICES — 1.1%
620,000	Ahern Rentals, Inc.(c),(d)	7.3750	05/15/23	563,915
520,000	H&E Equipment Services, Inc. Series 144A B(c)	3.8750	12/15/28	516,199
235,000	United Rentals North America, Inc.	3.7500	01/15/32	235,000
				1,315,114

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.0%
725,000	Aretec Escrow Issuer, Inc.(c)	7.5000	04/01/29	$765,745
422,000	LPL Holdings, Inc.(c)	4.0000	03/15/29	428,885
				1,194,630
	INSURANCE — 0.3%
274,000	NMI Holdings, Inc.(c)	7.3750	06/01/25	313,266

	INTERNET MEDIA & SERVICES — 0.3%
375,000	GrubHub Holdings, Inc.(c)	5.5000	07/01/27	394,689

	LEISURE FACILITIES & SERVICES — 7.6%
289,000	Brinker International, Inc.(c)	5.0000	10/01/24	306,521
530,000	Caesars Entertainment, Inc.(c)	6.2500	07/01/25	560,358
104,000	Carnival Corporation(c)	7.6250	03/01/26	109,980
835,000	Carnival Corporation(c)	5.7500	03/01/27	845,960
780,000	Carrols Restaurant Group, Inc.(c)	5.8750	07/01/29	757,575
575,000	CEC Entertainment Company, LLC(c)	6.7500	05/01/26	575,842
550,000	Dave & Buster’s, Inc. B(c)	7.6250	11/01/25	583,912
735,000	Hilton Grand Vacations Borrower Escrow, LLC /(c)	5.0000	06/01/29	742,578
257,000	Hilton Grand Vacations Borrower, LLC / Hilton	6.1250	12/01/24	268,659
629,000	Melco Resorts Finance Ltd.(c)	5.3750	12/04/29	651,408
710,000	NCL Corp Ltd. B(c)	3.6250	12/15/24	676,346
187,000	NCL Corporation Ltd.(c)	5.8750	03/15/26	188,636
603,000	Royal Caribbean Cruises Ltd.(c)	4.2500	07/01/26	589,342
126,000	Royal Caribbean Cruises Ltd.(c)	5.5000	04/01/28	128,649
445,000	SeaWorld Parks & Entertainment, Inc.(c)	8.7500	05/01/25	480,166
76,000	Viking Ocean Cruises Ship VII Ltd.(c)	5.6250	02/15/29	76,291
592,000	VOC Escrow Ltd.(c)	5.0000	02/15/28	587,042
517,000	Wyndham Destinations, Inc.	5.7500	04/01/27	561,263
515,000	Wynn Macau Ltd.(c)	5.1250	12/15/29	520,884
				9,211,412
	METALS & MINING — 3.2%
200,000	Cleveland-Cliffs, Inc.(c)	6.7500	03/15/26	216,103
473,000	Cleveland-Cliffs, Inc.(c)	4.6250	03/01/29	502,612
223,000	First Quantum Minerals Ltd. B(c)	6.8750	03/01/26	233,436

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.8% (Continued)
	METALS & MINING — 3.2% (Continued)
300,000	First Quantum Minerals Ltd.(c)	6.8750	10/15/27	$325,520
469,000	FMG Resources August 2006 Pty Ltd. B(c)	4.5000	09/15/27	513,295
260,000	Freeport-McMoRan, Inc.	4.1250	03/01/28	272,675
352,000	Freeport-McMoRan, Inc.	5.2500	09/01/29	389,657
155,000	Hudbay Minerals, Inc.(c)	6.1250	04/01/29	167,400
525,000	Mineral Resources Ltd.(c)	8.1250	05/01/27	575,639
570,000	SunCoke Energy, Inc.(c)	4.8750	06/30/29	575,791
				3,772,128
	OIL & GAS PRODUCERS — 16.2%
775,000	Antero Midstream Partners, L.P. / Antero Midstream(c)	5.7500	01/15/28	812,447
190,000	Antero Resources Corporation(c)	5.3750	03/01/30	193,772
405,000	Apache Corporation	4.3750	10/15/28	429,798
434,000	Apache Corporation	4.7500	04/15/43	447,122
854,000	Buckeye Partners, L.P.(c)	4.5000	03/01/28	869,768
700,000	California Resources Corporation(c)	7.1250	02/01/26	718,022
305,000	Cheniere Energy Partners, L.P.	4.5000	10/01/29	329,400
372,000	Cheniere Energy, Inc.	4.6250	10/15/28	393,267
284,000	Continental Resources Inc/OK(c)	5.7500	01/15/31	342,744
296,000	DCP Midstream Operating, L.P.	5.6250	07/15/27	337,082
132,000	DCP Midstream Operating, L.P.(c)	6.7500	09/15/37	163,350
235,000	DCP Midstream Operating, L.P.	5.6000	04/01/44	270,250
155,000	DT Midstream, Inc.(c)	4.1250	06/15/29	159,178
331,000	DT Midstream, Inc.(c)	4.3750	06/15/31	343,851
855,000	eG Global Finance plc(c)	6.7500	02/07/25	877,451
270,000	Endeavor Energy Resources, L.P. / EER Finance,(c)	5.7500	01/30/28	283,273
893,000	Genesis Energy, L.P. / Genesis Energy Finance	5.6250	06/15/24	889,458
325,000	Genesis Energy, L.P. / Genesis Energy Finance	6.5000	10/01/25	323,668
307,000	Genesis Energy, L.P. / Genesis Energy Finance	8.0000	01/15/27	315,828
677,000	Harvest Midstream I, L.P.(c)	7.5000	09/01/28	724,925
434,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(c)	5.7500	02/01/29	443,377
479,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(c)	6.0000	02/01/31	500,313
714,000	Holly Energy Partners, L.P. / Holly Energy Finance(c)	5.0000	02/01/28	725,310
450,000	Independence Energy Finance, LLC(c)	7.2500	05/01/26	469,699
514,000	Indigo Natural Resources, LLC(c)	5.3750	02/01/29	536,953

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.8% (Continued)
	OIL & GAS PRODUCERS — 16.2% (Continued)
695,000	ITT Holdings, LLC(c)	6.5000	08/01/29	$694,302
406,000	MEG Energy Corporation(c)	6.5000	01/15/25	420,054
321,000	MEG Energy Corporation(c)	7.1250	02/01/27	337,735
477,000	Murphy Oil Corporation	6.3750	07/15/28	504,959
405,000	Murphy Oil USA, Inc.	4.7500	09/15/29	430,598
110,000	Murphy Oil USA, Inc.(c)	3.7500	02/15/31	109,874
650,000	NGL Energy Operating, LLC / NGL Energy Finance(c)	7.5000	02/01/26	668,707
152,000	NuStar Logistics, L.P.	5.7500	10/01/25	165,870
379,000	NuStar Logistics, L.P.	6.3750	10/01/30	421,495
452,000	Oasis Petroleum, Inc.(c)	6.3750	06/01/26	468,394
326,000	Occidental Petroleum Corporation	5.8750	09/01/25	362,232
503,000	Occidental Petroleum Corporation	6.3750	09/01/28	587,786
251,000	Occidental Petroleum Corporation	6.1250	01/01/31	296,858
595,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	311,569
302,000	Range Resources Corporation(c)	8.2500	01/15/29	334,737
600,000	Strathcona Resources Ltd.(c)	6.8750	08/01/26	594,675
427,000	Targa Resources Partners, L.P. / Targa Resources(c)	4.8750	02/01/31	462,298
433,000	Venture Global Calcasieu Pass, LLC(c)	3.8750	08/15/29	443,284
				19,515,733
	OIL & GAS SERVICES & EQUIPMENT — 1.2%
663,000	Archrock Partners, L.P. / Archrock Partners(c)	6.8750	04/01/27	697,602
317,000	ChampionX Corporation	6.3750	05/01/26	330,490
437,000	USA Compression Partners, L.P. / USA Compression	6.8750	04/01/26	458,273
				1,486,365
	PUBLISHING & BROADCASTING — 1.1%
735,000	Belo Corporation	7.7500	06/01/27	862,824
47,000	Belo Corporation	7.2500	09/15/27	55,106
395,000	Gray Television, Inc.(c)	4.7500	10/15/30	392,306
				1,310,236
	REAL ESTATE INVESTMENT TRUSTS — 2.5%
273,000	CTR Partnership, L.P. / CareTrust Capital(c)	3.8750	06/30/28	280,416
690,000	HAT Holdings I, LLC / HAT Holdings II, LLC(c)	3.3750	06/15/26	700,177
419,000	MPT Operating Partnership, L.P. / MPT Finance	5.0000	10/15/27	444,078
223,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	229,133

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 2.5% (Continued)
285,000	Park Intermediate Holdings, LLC / PK Domestic(c)	5.8750	10/01/28	$305,187
86,000	Park Intermediate Holdings, LLC / PK Domestic(c)	4.8750	05/15/29	88,060
302,000	Service Properties Trust	5.2500	02/15/26	305,222
96,000	Service Properties Trust	4.7500	10/01/26	94,486
46,000	Service Properties Trust	5.5000	12/15/27	49,104
57,000	Service Properties Trust	3.9500	01/15/28	53,509
165,000	Service Properties Trust	4.9500	10/01/29	160,306
374,000	Service Properties Trust	4.3750	02/15/30	350,619
				3,060,297
	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
438,000	Kennedy-Wilson, Inc.	4.7500	03/01/29	450,593

	REAL ESTATE SERVICES — 0.4%
416,000	Cushman & Wakefield US Borrower, LLC(c)	6.7500	05/15/28	447,974

	RENEWABLE ENERGY — 0.3%
300,000	EnerSys(c)	4.3750	12/15/27	314,297

	RETAIL - CONSUMER STAPLES — 0.4%
440,000	Albertsons Companies Inc / Safeway Inc / New(c)	4.6250	01/15/27	466,070

	RETAIL - DISCRETIONARY — 1.4%
462,000	Carvana Company(c)	5.5000	04/15/27	478,748
600,000	Metis Merger Sub, LLC(c)	6.5000	05/15/29	589,254
569,000	Park River Holdings, Inc.(c)	6.7500	08/01/29	575,472
				1,643,474
	SOFTWARE — 1.7%
115,000	Clarivate Science Holdings Corporation(c)	3.8750	06/30/28	116,104
343,000	Clarivate Science Holdings Corporation(c)	4.8750	06/30/29	346,368
477,000	Donnelley Financial Solutions, Inc.	8.2500	10/15/24	494,411
160,000	Elastic N.V.(c)	4.1250	07/15/29	160,806
595,000	Rackspace Technology Global, Inc.(c)	3.5000	02/15/28	574,663
375,000	SS&C Technologies, Inc.(c)	5.5000	09/30/27	397,350
				2,089,702

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.8% (Continued)
	SPECIALTY FINANCE — 8.1%
570,000	AerCap Global Aviation Trust(c)	US0003M + 4.300%	6.5000	06/15/45	$613,112
555,000	Alliance Data Systems Corporation(c)		4.7500	12/15/24	571,306
535,000	Burford Capital Global Finance, LLC(c)		6.2500	04/15/28	564,856
559,000	Credit Acceptance Corporation(d)		6.6250	03/15/26	591,143
600,000	Curo Group Holdings Corporation(c)		7.5000	08/01/28	611,250
921,000	Enova International, Inc.(c)		8.5000	09/01/24	947,473
512,000	FirstCash, Inc.(c)		4.6250	09/01/28	532,982
123,000	Freeport-McMoRan, Inc.		4.6250	08/01/30	135,314
781,000	Genworth Mortgage Holdings, Inc.(c)		6.5000	08/15/25	848,164
331,000	goeasy Ltd.(c)		5.3750	12/01/24	344,554
324,000	goeasy Ltd.(c)		4.3750	05/01/26	335,100
885,000	Ladder Capital Finance Holdings LLLP / Ladder(c)		4.2500	02/01/27	884,640
263,000	OneMain Finance Corporation		6.8750	03/15/25	298,998
92,000	OneMain Finance Corporation		3.5000	01/15/27	93,733
600,000	OneMain Finance Corporation		4.0000	09/15/30	598,500
475,000	Pattern Energy Operations, L.P. / Pattern Energy(c)		4.5000	08/15/28	491,247
342,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.(c)		3.6250	03/01/29	343,356
101,000	Starwood Property Trust, Inc.(c)		5.5000	11/01/23	106,050
588,000	Starwood Property Trust, Inc.		4.7500	03/15/25	622,122
175,000	Starwood Property Trust, Inc.(c)		3.6250	07/15/26	178,151
					9,712,051
	STEEL — 0.6%
167,000	Cleveland-Cliffs, Inc.		6.2500	10/01/40	181,194
542,000	Commercial Metals Company		3.8750	02/15/31	545,466
					726,660
	TECHNOLOGY HARDWARE — 1.3%
560,000	Imola Merger Corporation(c)		4.7500	05/15/29	578,751
550,000	NCR Corporation(c)		5.1250	04/15/29	573,249
372,000	TTM Technologies, Inc.(c)		4.0000	03/01/29	374,812
					1,526,812
	TECHNOLOGY SERVICES — 3.9%
605,000	Ahead DB Holdings, LLC(c)		6.6250	05/01/28	623,924
395,000	Banff Merger Sub, Inc.(c)		9.7500	09/01/26	415,759
680,000	ION Trading Technologies Sarl(c)		5.7500	05/15/28	705,242

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.8% (Continued)
	TECHNOLOGY SERVICES — 3.9% (Continued)
725,000	MoneyGram International, Inc.(c)	5.3750	08/01/26	$753,094
1,080,000	MPH Acquisition Holdings, LLC(c),(d)	5.7500	11/01/28	1,049,026
129,000	Nielsen Finance, LLC / Nielsen Finance Company(c)	5.6250	10/01/28	136,484
402,000	Nielsen Finance, LLC / Nielsen Finance Company(c)	5.8750	10/01/30	441,035
570,000	Paysafe Finance plc / Paysafe Holdings US(c)	4.0000	06/15/29	554,211
				4,678,775
	TELECOMMUNICATIONS — 4.9%
720,000	Altice France Holding S.A.(c)	6.0000	02/15/28	711,000
200,000	Altice France S.A.(c)	7.3750	05/01/26	208,250
345,000	Altice France S.A.(c)	5.1250	07/15/29	347,988
360,000	Cablevision Lightpath, LLC(c)	3.8750	09/15/27	358,517
410,000	CenturyLink, Inc.(c)	5.1250	12/15/26	426,634
680,000	Connect Finco S.A.RL / Connect US Finco, LLC(c)	6.7500	10/01/26	715,700
505,000	Frontier Communications Corporation(c)	5.0000	05/01/28	523,041
660,000	Hughes Satellite Systems Corporation(d)	6.6250	08/01/26	743,796
705,000	Lumen Technologies, Inc.(c)	5.3750	06/15/29	724,560
302,000	Telesat Canada / Telesat, LLC(c)	4.8750	06/01/27	271,272
639,000	Telesat Canada / Telesat, LLC(c)	6.5000	10/15/27	528,773
391,000	Zayo Group Holdings, Inc.(c)	6.1250	03/01/28	398,394
				5,957,925
	TRANSPORTATION & LOGISTICS — 2.9%
206,000	Air Canada(c)	3.8750	08/15/26	206,311
1,065,000	American Airlines, Inc.(c)	11.7500	07/15/25	1,332,581
159,317	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)	5.5000	04/20/26	166,885
127,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)	5.7500	04/20/29	137,184
650,000	Cargo Aircraft Management, Inc.(c)	4.7500	02/01/28	665,928
145,699	Hawaiian Brand Intellectual Property Ltd. /(c)	5.7500	01/20/26	152,910
144,702	UAL 2007-1 Pass Through Trust Series 2017-1 Class A	6.6360	07/02/22	150,017
110,000	United Airlines Holdings, Inc.(d)	4.8750	01/15/25	112,355
271,000	United Airlines, Inc.(c)	4.3750	04/15/26	279,165
312,000	United Airlines, Inc.(c)	4.6250	04/15/29	322,280
				3,525,616
	TRANSPORTATION EQUIPMENT — 0.8%
505,000	Allison Transmission Inc B(c)	3.7500	01/30/31	503,195

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.8% (Continued)
	TRANSPORTATION EQUIPMENT — 0.8% (Continued)
380,000	JB Poindexter & Company, Inc.(c)	7.1250	04/15/26	$401,485
				904,680
	WHOLESALE - CONSUMER STAPLES — 0.8%
520,000	C&S Group Enterprises, LLC(c)	5.0000	12/15/28	516,750
450,000	Performance Food Group, Inc.(c)	5.5000	10/15/27	469,315
				986,065
	TOTAL CORPORATE BONDS (Cost $111,121,732)			115,092,550
Shares
	COLLATERAL FOR SECURITIES LOANED — 2.5%
2,965,125	HSBC US Government Money Market Fund - Class I, 0.03% (Cost $2,965,125)(e),(f)			2,965,125
	TOTAL INVESTMENTS - 98.6% (Cost $115,280,338)			$118,366,064
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%			1,672,625
	NET ASSETS - 100.0%			$120,038,689

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

NV	- Naamioze Vennootschap

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

US0003M	- ICE LIBOR USD 3 Month

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021 the total market value of 144A securities is 92,041,008 or 76.7% of net assets.

(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,906,812 at July 31, 2021.

(e)	Rate disclosed is the seven day effective yield as of July 31, 2021.

(f)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.1%
	RESIDENTIAL MORTGAGE — 0.1%
60,126 EUR	Bankinter 10 FTA(a)	EUR003M + 0.160%	0.0001	06/21/43	$71,250
25,200 EUR	Fondo de Titulizacion de Activos Santander(a)	EUR003M + 0.150%	0.0001	01/18/49	29,907
	TOTAL ASSET BACKED SECURITIES (Cost $90,619)				101,157

	CORPORATE BONDS — 65.8%
	AEROSPACE & DEFENSE — 0.7%
250,000 EUR	Airbus S.E.		2.3750	06/09/40	359,261
100,000 EUR	Rolls-Royce plc(b)		4.6250	02/16/26	129,035
					488,296
	ASSET MANAGEMENT — 0.5%
300,000 EUR	JAB Holdings BV		1.0000	12/20/27	369,440

	AUTOMOTIVE — 2.3%
300,000 EUR	Daimler A.G.		0.7500	02/08/30	372,377
200,000 EUR	Fiat Chrysler Automobiles N.V.		3.8750	01/05/26	273,771
300,000 USD	Hyundai Capital America(b)		1.3000	01/08/26	298,544
300,000 USD	Nissan Motor Company Ltd.(b)		3.5220	09/17/25	321,880
40,000 USD	Uzauto Motors AJ(b)		4.8500	05/04/26	40,243
200,000 EUR	Volkswagen International Finance N.V.		1.8750	03/30/27	260,539
100,000 EUR	ZF Finance GmbH		3.7500	09/21/28	131,304
					1,698,658
	BANKING — 8.5%
250,000 EUR	AIB Group plc		2.2500	07/03/25	322,816
300,000 EUR	Banco Bilbao Vizcaya Argentaria S.A.		3.5000	02/10/27	414,669
63,000 USD	Banco do Brasil S.A.	H15T10Y + 6.362%	9.0000	12/18/69	70,324
715,000 USD	Banco Mercantil del Norte S.A.(b)	H15T5Y + 4.967%	6.7500	09/27/68	768,518
300,000 EUR	Banco Santander S.A.		1.1250	01/17/25	369,751
275,000 USD	Bank of Ireland Group plc(b)		4.5000	11/25/23	297,573
300,000 EUR	Banque Federative du Credit Mutuel S.A.		2.6250	03/18/24	383,634
350,000 USD	Barclays plc		4.8360	05/09/28	397,395
200,000 EUR	BPCE S.A.		4.6250	07/18/23	259,563
225,000 EUR	Cooperatieve Rabobank UA		1.3750	02/03/27	289,969
300,000 EUR	Credit Agricole S.A.		1.8750	12/20/26	390,137
250,000 USD	Danske Bank A/S(b)	H15T1Y + 1.350%	1.6210	09/11/26	252,442

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.8% (Continued)
	BANKING — 8.5% (Continued)
300,000 USD	Deutsche Bank AG/New York NY	SOFRRATE + 1.870%	2.1290	11/24/26	$306,730
175,000 USD	HSBC Holdings plc(c)	SOFRRATE + 1.538%	1.6450	04/18/26	177,679
100,000 USD	HSBC Holdings PLC	SOFRRATE + 1.290%	1.5890	05/24/27	100,661
250,000 USD	Lloyds Banking Group plc		4.5820	12/10/25	281,879
300,000 USD	Mizuho Financial Group, Inc.	SOFRRATE + 1.532%	1.9790	09/08/31	297,551
250,000 EUR	Natwest Group plc	EUR003M + 1.080%	1.7500	03/02/26	314,071
150,000 USD	Standard Chartered plc(b)	US0003M + 1.209%	2.8190	01/30/26	157,495
150,000 USD	Standard Chartered plc(b)	H15T5Y + 2.300%	3.2650	02/18/36	151,917
150,000 USD	Standard Chartered plc(b)		5.7000	03/26/44	198,366
					6,203,140
	BEVERAGES — 1.2%
300,000 EUR	Anheuser-Busch InBev S.A./NV		1.1500	01/22/27	379,480
200,000 EUR	Heineken N.V.		3.5000	03/19/24	260,747
200,000 EUR	Pernod Ricard S.A.		1.5000	05/18/26	256,291
					896,518
	BIOTECH & PHARMA — 2.7%
300,000 EUR	Bayer A.G.		1.3750	07/06/32	374,621
250,000 GBP	GlaxoSmithKline Capital plc		1.2500	10/12/28	350,649
100,000 EUR	Grifols S.A.		3.2000	05/01/25	119,724
100,000 EUR	Grifols S.A.		2.2500	11/15/27	120,976
300,000 EUR	Mylan N.V.		3.1250	11/22/28	418,811
100,000 EUR	Nidda BondCompany GmbH		5.0000	09/30/25	119,030
100,000 EUR	Nidda Healthcare Holding GmbH		3.5000	09/30/24	118,802
300,000 USD	Perrigo Finance Unlimited Company(c)		3.1500	06/15/30	314,118
					1,936,731
	CABLE & SATELLITE — 1.2%
100,000 EUR	Telenet Finance Luxembourg Notes Sarl		3.5000	03/01/28	123,566
200,000 EUR	UPCB Finance VII Ltd.		3.6250	06/15/29	244,123
100,000 GBP	Virgin Media Secured Finance plc		5.0000	04/15/27	144,694
100,000 GBP	Virgin Media Secured Finance plc		4.2500	01/15/30	139,470
100,000 EUR	Ziggo Bond Company BV(b)		3.3750	02/28/30	118,228
100,000 EUR	Ziggo BV		2.8750	01/15/30	119,762
					889,843

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.8% (Continued)
	CHEMICALS — 1.2%
100,000 EUR	CeramTec BondCompany GmbH		5.2500	12/15/25	$120,869
100,000 EUR	Chemours Company (The)		4.0000	05/15/26	121,456
100,000 EUR	INEOS Quattro Finance 1 plc		3.7500	07/15/26	122,278
100,000 EUR	Nobian Finance BV(b)		3.6250	07/15/26	118,580
100,000 EUR	OCI N.V.		3.1250	11/01/24	121,010
100,000 EUR	Solvay Finance S.A.CA	EUSA5 + 5.223%	5.8690	06/03/68	134,461
100,000 EUR	SPCM SA(b)		2.0000	02/01/26	120,964
					859,618
	COMMERCIAL SUPPORT SERVICES — 0.2%
100,000 EUR	Intertrust Group BV		3.3750	11/15/25	121,384

	CONSTRUCTION MATERIALS — 1.4%
69,000 USD	Cemex S.A.B. de C.V.(b)		7.3750	06/05/27	78,180
911,000 USD	Cemex S.A.B. de C.V.(b)	H15T5Y + 4.534%	5.1250	09/08/69	957,516
					1,035,696
	CONTAINERS & PACKAGING — 1.3%
200,000 EUR	Ardagh Metal Packaging Finance USA, LLC / Ardagh(b)		3.0000	09/01/29	238,175
200,000 GBP	Ardagh Packaging Finance plc / Ardagh Holdings		4.7500	07/15/27	284,966
85,000 USD	Klabin Austria GmbH(b)		3.2000	01/12/31	84,131
100,000 EUR	Smurfit Kappa Treasury ULC		1.5000	09/15/27	127,320
200,000 EUR	Trivium Packaging Finance BV		3.7500	08/15/26	240,395
					974,987
	ELEC & GAS MARKETING & TRADING — 0.4%
250,000 EUR	Orsted A/S		1.5000	11/26/29	329,218

	ELECTRIC UTILITIES — 4.3%
1,341,000 USD	Eskom Holdings SOC Ltd.(b)		6.7500	08/06/23	1,400,701
95,000 USD	Eskom Holdings SOC Ltd.(b)		7.1250	02/11/25	100,092
158,000 USD	Eskom Holdings SOC Ltd.(b)		8.4500	08/10/28	178,341
66,000 USD	Greenko Dutch BV(b)		3.8500	03/29/26	66,646
200,000 EUR	Iberdrola Finanzas S.A.		1.0000	03/07/25	247,894
180,000 USD	Inkia Energy Ltd.(b)		5.8750	11/09/27	184,248

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.8% (Continued)
	ELECTRIC UTILITIES — 4.3% (Continued)
250,000 EUR	innogy Finance BV		1.0000	04/13/25	$308,619
300,000 EUR	Naturgy Finance BV		1.5000	01/29/28	388,483
233,000 USD	Star Energy Geothermal Darajat II / Star Energy(b)		4.8500	10/14/38	255,981
					3,131,005
	ELECTRICAL EQUIPMENT — 0.9%
300,000 GBP	Siemens Financieringsmaatschappij N.V.		1.0000	02/20/25	422,385
200,000 EUR	Vertical Midco GmbH		4.3750	07/15/27	248,532
					670,917
	ENGINEERING & CONSTRUCTION — 0.4%
248,000 USD	IHS Netherlands Holdco BV(b)		8.0000	09/18/27	266,600

	FOOD — 2.1%
634,000 USD	Adecoagro S.A.(b)		6.0000	09/21/27	670,239
749,000 USD	Minerva Luxembourg S.A.(b)		4.3750	03/18/31	736,829
100,000 EUR	Sigma Holdco BV		5.7500	05/15/26	114,874
					1,521,942
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
100,000 EUR	WEPA Hygieneprodukte GmbH		2.8750	12/15/27	117,089

	GAS & WATER UTILITIES — 0.3%
200,000 EUR	Veolia Environnement S.A.		1.4960	11/30/26	257,102

	HOUSEHOLD PRODUCTS — 0.2%
100,000 EUR	Energizer Gamma Acquisition BV(b)		3.5000	06/30/29	119,025

	INDUSTRIAL INTERMEDIATE PROD — 0.6%
407,000 USD	HTA Group Ltd./Mauritius(b)		7.0000	12/18/25	431,987

	INDUSTRIAL SUPPORT SERVICES — 0.5%
100,000 EUR	Loxam S.A.S		3.7500	07/15/26	121,604
100,000 EUR	Techem Verwaltungsgesellschaft 674 mbH		6.0000	07/30/26	122,187
100,000 EUR	Techem Verwaltungsgesellschaft 675 mbH(b)		2.0000	07/15/25	118,208
					361,999

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
250,000 USD	LSEGA Financing plc(b)		2.0000	04/06/28	$256,434
225,000 USD	Nomura Holdings, Inc.		1.6530	07/14/26	226,301
					482,735
	INSURANCE — 1.3%
200,000 EUR	Allianz S.E.	EUR003M + 3.350%	3.0990	07/06/47	272,882
300,000 EUR	Great-West Lifeco, Inc.		2.5000	04/18/23	372,940
250,000 EUR	NN Group N.V.		1.6250	06/01/27	324,925
					970,747
	INTERNET MEDIA & SERVICES — 0.3%
200,000 USD	Tencent Holdings Ltd.(b)		3.2400	06/03/50	195,438

	LEISURE FACILITIES & SERVICES — 0.8%
100,000 EUR	Gamma Bidco SpA(b)		5.1250	07/15/25	121,989
100,000 EUR	Gamma Bidco SpA		6.2500	07/15/25	124,840
100,000 EUR	Motion Finco Sarl		7.0000	05/15/25	125,547
100,000 EUR	Scientific Games International, Inc.		5.5000	02/15/26	121,841
73,000 USD	Studio City Finance Ltd.(b)		6.0000	07/15/25	76,358
					570,575
	MEDICAL EQUIPMENT & DEVICES — 0.5%
300,000 EUR	Medtronic Global Holdings SCA		0.7500	10/15/32	369,459

	METALS & MINING — 1.9%
562,000 USD	First Quantum Minerals Ltd. B(b),(c)		6.8750	03/01/26	588,302
300,000 EUR	Glencore Capital Finance DAC		1.1250	03/10/28	368,299
78,000 USD	Indika Energy Capital IV Pte Ltd.(b)		8.2500	10/22/25	82,005
26,000 USD	Indonesia Asahan Aluminium Persero PT(b)		5.8000	05/15/50	30,917
58,000 USD	Southern Copper Corporation		6.7500	04/16/40	80,824
63,000 USD	Vedanta Resources Finance II plc(b)		8.9500	03/11/25	59,462
204,000 USD	Vedanta Resources Ltd.(b)		6.3750	07/30/22	202,059
					1,411,868
	OIL & GAS PRODUCERS — 8.1%
57,000 USD	AI Candelaria Spain SLU(b)		7.5000	12/15/28	63,619
325,000 USD	BP Capital Markets plc	H15T5Y + 4.036%	4.3750	09/22/68	347,750
100,000 EUR	eG Global Finance plc		6.2500	10/30/25	121,805

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.8% (Continued)
	OIL & GAS PRODUCERS — 8.1% (Continued)
97,000 USD	Geopark Ltd.(b)		5.5000	01/17/27	$97,945
223,000 USD	Gran Tierra Energy International Holdings Ltd.(b),(c)		6.2500	02/15/25	197,633
80,000 USD	Gran Tierra Energy, Inc.(b)		7.7500	05/23/27	70,852
97,000 USD	KazMunayGas National Company JSC(b)		5.7500	04/19/47	121,060
94,000 USD	Leviathan Bond Ltd.		6.5000	06/30/27	103,933
240,000 USD	MC Brazil Downstream Trading S.A.RL(b)		7.2500	06/30/31	250,428
22,000 USD	Oil and Gas Holding Company BSCC (The)(b)		7.6250	11/07/24	24,502
100,000 USD	Pertamina Persero PT(b)		2.3000	02/09/31	96,399
159,000 USD	Petroleos Mexicanos(c)		6.8750	08/04/26	175,214
48,000 USD	Petroleos Mexicanos		5.3500	02/12/28	47,623
50,000 USD	Petroleos Mexicanos		5.9500	01/28/31	49,213
141,000 USD	Petroleos Mexicanos		6.6250	06/15/35	136,473
13,000 USD	Petroleos Mexicanos		6.6250	06/15/38	12,046
31,000 USD	Petroleos Mexicanos		6.7500	09/21/47	27,756
119,000 USD	Petroleos Mexicanos		7.6900	01/23/50	115,817
160,000 USD	Petroleos Mexicanos(c)		6.9500	01/28/60	143,792
287,000 USD	Qatar Petroleum(b)		2.2500	07/12/31	290,839
571,000 USD	SierraCol Energy Andina, LLC(b)		6.0000	06/15/28	572,428
300,000 USD	Total Capital International S.A.		3.1270	05/29/50	313,964
1,598,000 USD	Tullow Oil plc(b)		7.0000	03/01/25	1,388,343
329,000 USD	Tullow Oil plc(b)		10.2500	05/15/26	343,631
988,000 USD	YPF S.A.(b)		8.5000	07/28/25	771,885
					5,884,950
	PUBLISHING & BROADCASTING — 0.4%
250,000 EUR	Informa plc		2.1250	10/06/25	316,890

	REAL ESTATE OWNERS & DEVELOPERS — 4.8%
636,000 USD	China SCE Group Holdings Ltd.		7.3750	04/09/24	637,581
700,000 USD	China SCE Group Holdings Ltd.		7.0000	05/02/25	674,625
500,000 USD	Theta Capital Pte Ltd.		8.1250	01/22/25	501,887
250,000 USD	Theta Capital Pte Ltd.		6.7500	10/31/26	234,715
1,300,000 USD	Wanda Properties International Company Ltd.		7.2500	01/29/24	1,261,650
200,000 USD	Wanda Properties Overseas Ltd.		6.9500	12/05/22	192,749
					3,503,207

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.8% (Continued)
	REAL ESTATE SERVICES — 0.8%
557,000 USD	ESR Cayman Ltd.		7.8750	04/04/22	$569,529

	REIT — 0.9%
400,000 USD	LMIRT Capital Pte Ltd.		7.2500	06/19/24	402,322
200,000 GBP	Westfield America Management Ltd.		2.1250	03/30/25	285,376
					687,698
	RENEWABLE ENERGY — 0.8%
439,000 USD	Aydem Yenilenebilir Enerji A/S(b)		7.7500	02/02/27	442,402
125,000 USD	Investment Energy Resources Ltd.(b)		6.2500	04/26/29	136,619
					579,021
	RETAIL - CONSUMER STAPLES — 0.6%
100,000 GBP	Bellis Acquisition Company plc(b)		3.2500	02/16/26	138,948
100,000 GBP	Bellis Finco plc(b)		4.0000	02/16/27	138,861
100,000 EUR	Quatrim S.A.SU		5.8750	01/15/24	122,678
					400,487
	SEMICONDUCTORS — 0.2%
150,000 USD	TSMC Global Ltd.(b)		1.0000	09/28/27	146,035

	SPECIALTY FINANCE — 0.4%
100,000 EUR	Parts Europe S.A.(b)		6.5000	07/16/25	124,830
184,000 USD	Studio City Finance Ltd.(b)		6.5000	01/15/28	193,422
					318,252
	STEEL — 3.1%
158,000 USD	CSN Inova Ventures(b)		6.7500	01/28/28	174,684
518,000 USD	CSN Resources S.A.(b)		7.6250	04/17/26	553,613
1,374,000 USD	Metinvest BV(b)		7.7500	10/17/29	1,518,188
					2,246,485
	TECHNOLOGY HARDWARE — 0.5%
100,000 EUR	Nokia OYJ		3.1250	05/15/28	134,064
250,000 USD	Seagate HDD Cayman(b)		4.1250	01/15/31	261,875
					395,939
	TELECOMMUNICATIONS — 3.3%
100,000 EUR	Altice France Holding S.A.(b)		8.0000	05/15/27	127,551
100,000 EUR	Altice France S.A.(b)		2.1250	02/15/25	115,966

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 65.8% (Continued)
	TELECOMMUNICATIONS — 3.3% (Continued)
230,000 USD	Axtel S.A.B. de C.V.(b)		6.3750	11/14/24	$239,090
250,000 EUR	Deutsche Telekom International Finance BV		0.8750	01/30/24	305,491
180,000 USD	Millicom International Cellular S.A.(b)		5.1250	01/15/28	187,825
300,000 EUR	Orange S.A.		2.0000	01/15/29	408,319
100,000 EUR	Telecom Italia SpA		3.6250	05/25/26	132,140
100,000 EUR	Telefonica Europe BV	EUSA6 + 4.107%	4.3750	03/14/68	129,834
250,000 USD	VF Ukraine PAT via VFU Funding plc(b)		6.2000	02/11/25	259,455
200,000 USD	Vodafone Group plc		4.2500	09/17/50	236,587
100,000 EUR	Vodafone Group plc	EUSA5 + 2.669%	3.1000	01/03/79	124,006
100,000 EUR	Vodafone Group plc	EUSA5 + 3.002%	2.6250	08/27/80	123,947
					2,390,211
	TOBACCO & CANNABIS — 0.5%
300,000 USD	BAT Capital Corporation(c)		4.7000	04/02/27	341,454

	TRANSPORTATION & LOGISTICS — 4.8%
200,000 EUR	Abertis Infraestructuras S.A.		2.3750	09/27/27	264,822
100,000 USD	Aeropuerto Internacional de Tocumen S.A.		5.6250	05/18/36	114,325
84,817 USD	Aeropuerto Internacional de Tocumen S.A.(b)		6.0000	11/18/48	99,193
139,000 USD	Aerovias de Mexico S.A. de CV(b),(d)		7.0000	02/05/25	116,410
64,000 USD	DP World plc(b)		5.6250	09/25/48	80,326
6,000 USD	DP World plc(b)		4.7000	09/30/49	6,696
1,245,000 USD	DP World Salaam	H15T5Y + 5.750%	6.0000	01/01/70	1,361,963
662,000 USD	Gol Finance S.A.(b)		7.0000	01/31/25	615,660
200,000 GBP	Heathrow Finance plc		6.2500	03/03/25	303,896
100,000 GBP	Heathrow Funding Ltd.		7.1250	02/14/24	158,467
155,000 USD	Rumo Luxembourg Sarl(b)		5.2500	01/10/28	165,819
218,000 USD	Simpar Europe S.A.(b)		5.2000	01/26/31	222,898
					3,510,475

	TOTAL CORPORATE BONDS (Cost $46,439,888)				47,972,650

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	FOREIGN GOVERNMENT & AGENCIES — 30.7%
	GOVERNMENT GUARANTEED — 0.1%
39,200 USD	Brazil Minas SPE via State of Minas Gerais(b)		5.3330	02/15/28	$42,458

	LOCAL AUTHORITY — 0.4%
150,000 CAD	Province of British Columbia Canada		3.2000	06/18/44	136,877
250,000 CAD	Province of Ontario Canada		2.8000	06/02/48	210,494
					347,371
	NON U.S. TREASURY — 14.6%
860,000 AUD	Australia Government Bond		1.2500	05/21/32	634,629
291,000 BRL	Brazilian Government International Bond		12.5000	01/05/22	58,414
883,000 BRL	Brazilian Government International Bond		12.5000	01/05/22	177,250
550,000 CAD	Canadian Government Bond		2.2500	06/01/29	480,520
1,696,900,000 COP	Colombian TES		6.0000	04/28/28	424,997
3,206,000 EGP	Egypt Government Bond		13.7650	01/05/24	201,830
3,700,000 EGP	Egypt Treasury Bills(e)		0.0000	09/28/21	231,908
1,348,000,000 IDR	Indonesia Treasury Bond		9.0000	03/15/29	109,474
8,548,000,000 IDR	Indonesia Treasury Bond		7.0000	09/15/30	622,075
930,000,000 IDR	Indonesia Treasury Bond		8.2500	06/15/32	72,329
755,000,000 IDR	Indonesia Treasury Bond		8.3750	03/15/34	58,983
76,000 EUR	Ireland Government Bond		5.4000	03/13/25	110,076
50,000 EUR	Ireland Government Bond		0.9000	05/15/28	64,644
130,000 EUR	Ireland Government Bond		1.3000	05/15/33	177,579
240,000 EUR	Italy Buoni Poliennali Del Tesoro		4.5000	03/01/24	320,127
750,000 EUR	Italy Buoni Poliennali Del Tesoro		2.8000	12/01/28	1,052,390
640,000 EUR	Italy Buoni Poliennali Del Tesoro(b)		2.4500	09/01/33	900,905
180,000 EUR	Italy Buoni Poliennali Del Tesoro		5.0000	08/01/39	344,114
235,000 EUR	Italy Buoni Poliennali Del Tesoro		5.0000	09/01/40	454,425
6,150,000 JPY	Japan Government Forty Year Bond		0.8000	03/20/58	57,916
17,000,000 JPY	Japan Government Thirty Year Bond		1.5000	03/20/45	190,235
17,150,000 JPY	Japan Government Thirty Year Bond		0.5000	09/20/46	155,618
4,149,000 MXN	Mexican Bonos		7.5000	06/03/27	217,569
8,500,000 MXN	Mexican Bonos		7.7500	11/13/42	435,880
100,000 EUR	Portugal Obrigacoes do Tesouro OT		4.1250	04/14/27	149,695
995,000 ZAR	Republic of South Africa Government Bond		6.2500	03/31/36	48,098

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	FOREIGN GOVERNMENT & AGENCIES — 30.7% (Continued)
	NON U.S. TREASURY — 14.6% (Continued)
10,219,000 RUB	Russian Federal Bond - OFZ		7.4000	12/07/22	$141,129
6,120,000 RUB	Russian Federal Bond - OFZ		6.9000	05/23/29	84,612
21,770,000 RUB	Russian Federal Bond - OFZ		7.7000	03/23/33	318,302
23,950,000 RUB	RUSSIAN FEDERAL BOND - OFZ		7.0500	01/19/28	333,478
350,000 EUR	Spain Government Bond		1.2500	10/31/30	457,938
170,000 EUR	Spain Government Bond		4.2000	01/31/37	309,510
250,000 EUR	Spain Government Bond		2.7000	10/31/48	408,432
300,000 GBP	United Kingdom Gilt		4.5000	09/07/34	610,486
9,220,000 UYU	Uruguay Government International Bond		9.8750	06/20/22	216,229
					10,631,796
	SOVEREIGN — 15.0%
202,000 USD	Angolan Government International Bond(b)		9.1250	11/26/49	208,207
1,447,000 USD	Argentine Republic Government International Bond(f)		0.5000	07/09/30	529,602
298,000 USD	Argentine Republic Government International Bond(f)		1.1250	07/09/35	97,297
237,000 USD	Argentine Republic Government International Bond(f)		1.1250	07/09/46	79,893
315,000 USD	Bahamas Government International Bond(b)		8.9500	10/15/32	347,193
26,000 USD	Bahrain Government International Bond(b)		7.0000	10/12/28	28,931
48,000 USD	Bahrain Government International Bond(b)		6.7500	09/20/29	52,189
22,000 USD	Bahrain Government International Bond(b)		5.6250	09/30/31	22,049
100,000 EUR	Banque Centrale de Tunisie International Bond		5.6250	02/17/24	101,776
47,000 USD	Banque Centrale de Tunisie International Bond(b)		5.7500	01/30/25	39,922
100,000 EUR	Banque Centrale de Tunisie International Bond(b)		6.3750	07/15/26	100,826
55,000 USD	Brazilian Government International Bond		4.6250	01/13/28	59,730
137,000 USD	Brazilian Government International Bond		4.5000	05/30/29	146,629
35,000 USD	Brazilian Government International Bond		3.8750	06/12/30	35,347
146,000 USD	Chile Government International Bond		3.8600	06/21/47	162,402
100,000 EUR	Colombia Government International Bond		3.8750	03/22/26	131,862
105,000 USD	Colombia Government International Bond		3.0000	01/30/30	103,269
261,000 USD	Colombia Government International Bond		3.1250	04/15/31	256,219
74,000 USD	Colombia Government International Bond(c)		3.2500	04/22/32	72,700
60,000 USD	Colombia Government International Bond		6.1250	01/18/41	70,839
29,000 USD	Colombia Government International Bond		4.1250	02/22/42	27,976
14,000 USD	Colombia Government International Bond		5.6250	02/26/44	15,678
124,000 USD	Colombia Government International Bond		5.0000	06/15/45	130,056

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	FOREIGN GOVERNMENT & AGENCIES — 30.7% (Continued)
	SOVEREIGN — 15.0% (Continued)
10,000 USD	Colombia Government International Bond		3.8750	02/15/61	$8,836
130,000 USD	Costa Rica Government International Bond		6.1250	02/19/31	138,939
137,000 USD	Costa Rica Government International Bond		7.1580	03/12/45	145,872
200,000 USD	Development Bank of the Republic of Belarus JSC		6.7500	05/02/24	187,001
129,000 USD	Dominican Republic International Bond(b)		4.5000	01/30/30	132,484
82,000 USD	Dominican Republic International Bond(b)		7.4500	04/30/44	100,348
26,000 USD	Dominican Republic International Bond		6.4000	06/05/49	28,301
101,000 USD	Dominican Republic International Bond(b)		5.8750	01/30/60	102,163
52,074 USD	Ecuador Government International Bond(b),(e)		0.0000	07/31/30	29,032
90,800 USD	Ecuador Government International Bond(b)		0.5000	07/31/30	79,678
171,060 USD	Ecuador Government International Bond(b)		0.5000	07/31/35	119,316
20,000 USD	Ecuador Government International Bond(f)		0.5000	07/31/35	13,950
42,000 USD	Ecuador Government International Bond(b)		0.5000	07/31/40	26,040
94,000 USD	Egypt Government International Bond(b)		5.2500	10/06/25	98,824
29,000 USD	Egypt Government International Bond(b)		7.0530	01/15/32	29,608
134,000 USD	Egypt Government International Bond(b)		7.6250	05/29/32	141,838
98,000 USD	Egypt Government International Bond(b)		7.9030	02/21/48	95,893
26,000 USD	Egypt Government International Bond(b)		8.7000	03/01/49	27,246
37,000 USD	Egypt Government International Bond(b)		8.8750	05/29/50	39,507
200,000 USD	Egypt Government International Bond(b)		8.1500	11/20/59	197,961
32,000 USD	El Salvador Government International Bond(b)		6.3750	01/18/27	28,040
29,000 USD	El Salvador Government International Bond		8.2500	04/10/32	26,529
37,000 USD	El Salvador Government International Bond(b)		8.2500	04/10/32	33,848
104,000 USD	El Salvador Government International Bond		7.6500	06/15/35	91,390
19,000 USD	El Salvador Government International Bond(b)		7.6500	06/15/35	16,696
75,000 USD	El Salvador Government International Bond(b)		7.6250	02/01/41	63,203
24,000 USD	El Salvador Government International Bond		7.1250	01/20/50	19,500
33,000 USD	El Salvador Government International Bond		9.5000	07/15/52	31,251
62,000 USD	Finance Department Government of Sharjah(b)		4.0000	07/28/50	56,497
68,000 USD	Gabon Government International Bond(b)		6.9500	06/16/25	73,920
78,000 USD	Gabon Government International Bond(b)		6.6250	02/06/31	78,413
16,000 USD	Ghana Government International Bond(b)		8.1250	01/18/26	17,011
17,000 USD	Ghana Government International Bond(b)		6.3750	02/11/27	16,751
139,000 USD	Ghana Government International Bond(b)		7.8750	03/26/27	144,863

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	FOREIGN GOVERNMENT & AGENCIES — 30.7% (Continued)
	SOVEREIGN — 15.0% (Continued)
103,000 USD	Ghana Government International Bond(b)		7.7500	04/07/29	$104,005
118,000 USD	Ghana Government International Bond(b)		7.6250	05/16/29	118,084
60,000 USD	Ghana Government International Bond(b)		7.8750	02/11/35	57,746
21,000 USD	Ghana Government International Bond(b)		8.8750	05/07/42	20,875
175,000 USD	Ghana Government International Bond(b)		8.9500	03/26/51	171,496
100,000 EUR	Indonesia Government International Bond(b)		2.1500	07/18/24	125,402
35,000 USD	Indonesia Government International Bond		5.1250	01/15/45	43,689
40,000,000 IDR	Indonesia Treasury Bond		8.3750	03/15/24	3,039
123,000 EUR	Ivory Coast Government International Bond(b)		5.8750	10/17/31	157,874
189,000 USD	Kenya Government International Bond(b)		8.0000	05/22/32	214,063
175,000 USD	Lebanon Government International Bond(d)		6.6500	02/26/30	21,963
100,000 EUR	Mexico Government International Bond		1.6250	04/08/26	124,764
12,000 USD	Mexico Government International Bond		4.7500	04/27/32	13,800
200,000 USD	Mozambique International Bond(b),(f)		5.0000	09/15/31	170,920
330,000 USD	Nigeria Government International Bond(b)		7.8750	02/16/32	354,258
200,000 USD	Nigeria Government International Bond		7.6250	11/28/47	201,523
199,000 USD	Oman Government International Bond(b)		7.3750	10/28/32	228,245
40,000 USD	Oman Government International Bond(b)		6.7500	01/17/48	40,557
133,000 USD	Pakistan Government International Bond(b)		6.0000	04/08/26	134,142
9,000 USD	Panama Government International Bond		3.1600	01/23/30	9,472
70,000 USD	Panama Government International Bond		2.2520	09/29/32	67,865
129,000 USD	Panama Government International Bond		4.5000	04/16/50	147,305
50,000 USD	Panama Government International Bond		3.8700	07/23/60	51,824
77,000 USD	Papua New Guinea Government International Bond(b)		8.3750	10/04/28	78,194
25,231 USD	Republic of Angola Via Avenir II BV	US0006M + 7.500%	7.6610	07/01/23	24,763
171,429 USD	Republic of Angola Via Avenir Issuer II Ireland		6.9270	02/19/27	162,000
156,000 USD	Republic of Armenia International Bond(b)		3.6000	02/02/31	148,686
47,000 USD	Republic of Belarus International Bond(b)		7.6250	06/29/27	46,270
71,000 USD	Republic of Belarus Ministry of Finance(b)		6.3780	02/24/31	62,947
6,220,000 ZAR	Republic of South Africa Government Bond		8.5000	01/31/37	363,849
141,000 USD	Republic of Uzbekistan Bond(b)		3.9000	10/19/31	140,903
11,000 EUR	Romanian Government International Bond		2.8750	03/11/29	14,426
27,000 EUR	Romanian Government International Bond(b)		3.3750	02/08/38	34,914
19,000 EUR	Romanian Government International Bond(b)		2.7500	04/14/41	22,185

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	FOREIGN GOVERNMENT & AGENCIES — 30.7% (Continued)
	SOVEREIGN — 15.0% (Continued)
42,000 USD	Romanian Government International Bond(b)		6.1250	01/22/44	$57,658
56,000 EUR	Romanian Government International Bond(b)		4.6250	04/03/49	82,945
400,000 USD	Russian Foreign Bond - Eurobond		4.2500	06/23/27	448,692
121,000 USD	Saudi Government International Bond(b),(c)		2.2500	02/02/33	118,943
111,000 EUR	Senegal Government International Bond(b)		4.7500	03/13/28	137,973
117,000 EUR	Senegal Government International Bond(b)		5.3750	06/08/37	138,781
47,000 USD	Turkey Government International Bond		5.7500	03/22/24	48,936
27,000 USD	Turkey Government International Bond		6.3500	08/10/24	28,459
57,000 USD	Turkey Government International Bond		5.1250	02/17/28	55,925
30,000 USD	Turkey Government International Bond		5.9500	01/15/31	29,702
316,000 USD	Turkey Government International Bond		5.8750	06/26/31	310,166
35,000 USD	Turkey Government International Bond		5.7500	05/11/47	30,334
37,000 USD	Ukraine Government International Bond(b)		7.7500	09/01/26	40,584
67,000 USD	Ukraine Government International Bond(b)		6.8760	05/21/29	69,301
185,000 USD	Ukraine Government International Bond(b)		7.3750	09/25/32	192,970
108,000 USD	Ukraine Government International Bond(b)		7.2530	03/15/33	111,644
14,000 USD	Zambia Government International Bond(b)		5.3750	09/20/22	9,018
124,000 USD	Zambia Government International Bond(b)		8.9700	07/30/27	80,873
					10,936,293
	SUPRANATIONAL — 0.6%
980,000 BRL	European Investment Bank		7.2500	11/08/22	191,236
200,000 EUR	European Investment Bank		1.1250	09/15/36	271,568
					462,804

	FOREIGN GOVERNMENT & AGENCIES (Cost $21,844,252)				22,420,722

Shares
	COLLATERAL FOR SECURITIES LOANED - 2.7%
1,964,447	Mount Vernon Prime Portfolio, 0.10% (Cost $1,964,447)(g),(h)				1,964,447

	TOTAL INVESTMENTS - 99.3% (Cost $70,339,206)				$72,458,976
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%				470,244
	NET ASSETS - 100.0%				$72,929,220

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
1	CBOT 10 Year US Treasury Note	09/21/2021	$134,453	$2,680
7	Eurex 30 Year Euro BUXL Future	09/08/2021	1,784,962	128,324
26	Long Gilt Future	09/28/2021	4,691,794	103,051
8	TSE Japanese 10 Year Bond Futures	09/13/2021	11,101,595	72,675
	TOTAL FUTURES CONTRACTS			$306,730

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
63	CBOT 5 Year US Treasury Note	09/30/2021	$7,840,035	$(49,199)
8	Eurex 10 Year Euro BUND Future	09/08/2021	1,675,015	(48,692)
	TOTAL FUTURES CONTRACTS			$(97,891)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Euro	08/02/2021	Capstone Global Markets	150,000	$177,870	$338
Euro	08/02/2021	JP Morgan Chase	32,619	38,679	(92)
Euro	08/06/2021	JP Morgan Chase	276,089	327,406	(240)
Australian Dollar	08/09/2021	Capstone Global Markets	490,000	360,187	(4,830)
Australian Dollar	08/16/2021	Capstone Global Markets	470,000	345,498	(4,932)
Japanese Yen	08/16/2021	Capstone Global Markets	90,190,001	821,857	2,955
Euro	09/10/2021	Capstone Global Markets	150,000	178,007	(405)
Euro	09/10/2021	JP Morgan Chase	1,060,000	1,257,918	7,969
Japanese Yen	09/10/2021	Capstone Global Markets	8,208,800	74,818	286
Euro	09/30/2021	JP Morgan Chase	99,604	118,252	(26)
				$3,700,492	$1,023
To Sell:
Euro	08/02/2021	Capstone Global Markets	150,000	$177,870	$408
Euro	08/03/2021	JP Morgan Chase	145,559	172,603	43
Euro	08/06/2021	JP Morgan Chase	6,405,136	7,595,671	5,060
Australian Dollar	09/30/2021	Capstone Global Markets	839,500	617,262	20,725
British Pound	09/30/2021	Capstone Global Markets	1,475,500	2,051,773	11,180
Canadian Dollar	09/30/2021	JP Morgan Chase	1,056,200	846,034	15,453
Euro	09/30/2021	Capstone Global Markets	14,254,000	16,922,599	157,805
Euro	09/30/2021	JP Morgan Chase	248,349	294,845	(180)
Euro	09/30/2021	MSSB	90,000	106,850	(133)
Japanese Yen	09/30/2021	Barclay	71,388,099	650,768	(5,700)
				$29,436,275	$204,661

Total					$205,684

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2021

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Buy	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
British Pound	Euro	9/30/2021	JP Morgan Chase	4,750	5,508	6,606	(6,539)	$67
Euro	British Pound	9/30/2021	JP Morgan Chase	984,170	842,800	1,168,424	(1,171,965)	(3,541)
				988,920	848,308	$1,175,030	$1,178,504	$(3,474)

Total								$(3,474)

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

SA de CV	- Sociedad Anonima de Capital Variable

EUR003M	Euribor 3 Month ACT/360

EUSA5	EUR SWAP ANN (VS 6M) 5Y

EUSA6	EUR SWAP ANN (VS 6M) 6Y

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

US0006M	ICE LIBOR USD 6 Month

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Columbian Peso

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

IDR	Indonesia Rupiah

JPY	Japanese Yen

MXN	Mexican Peso

RUB	Russian Ruble

USD	US Dollar

UYU	Uruguayan Peso

ZAR	South African Rand

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

(a)	Variable rate security; the rate shown represents the rate on July 31, 2021.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31,2021 the total market value of 144A securities is 27,793,894 or 38.1% of net assets.

(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2021. Total collateral had a value of $1,930,958 at July 31, 2021.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	Zero coupon bond.

(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2021.

(g)	Rate disclosed is the seven day effective yield as of July 31, 2021.

(h)

The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 105%.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 93.4%
	AEROSPACE & DEFENSE - 2.2%
9,213	L3Harris Technologies, Inc.	$2,088,955
3,416	Lockheed Martin Corporation	1,269,625
		3,358,580
	ASSET MANAGEMENT - 2.9%
2,595	BlackRock, Inc.	2,250,307
30,513	Charles Schwab Corporation (The)	2,073,358
		4,323,665
	AUTOMOTIVE - 1.4%
36,653	General Motors Company (a)	2,083,357

	BANKING – 9.0%
112,159	Bank of America Corporation	4,302,419
30,283	JPMorgan Chase & Company	4,596,353
38,325	Truist Financial Corporation	2,086,030
52,610	Wells Fargo & Company	2,416,903
		13,401,705
	BIOTECH & PHARMA - 5.9%
14,692	AbbVie, Inc.	1,708,680
36,097	Bristol-Myers Squibb Company	2,449,903
18,568	Johnson & Johnson	3,197,410
20,067	Merck & Company, Inc.	1,542,550
		8,898,543
	CABLE & SATELLITE - 1.1%
52,731	Altice USA, Inc., Class A(a),(b)	1,620,424

	CHEMICALS - 2.3%
6,112	Air Products and Chemicals, Inc.	1,778,775
61,956	Huntsman Corporation	1,636,258
		3,415,033
	CONSTRUCTION MATERIALS - 1.6%
2,732	Martin Marietta Materials, Inc.(b)	992,536
15,097	Owens Corning	1,451,727
		2,444,263

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 93.4% (Continued)
	CONSUMER SERVICES - 1.2%
29,111	Service Corp International	$1,819,146

	CONTAINERS & PACKAGING - 0.7%
21,142	Westrock Company	1,040,398

	DIVERSIFIED INDUSTRIALS - 3.5%
26,002	Emerson Electric Company	2,623,342
11,022	Honeywell International, Inc.	2,576,833
		5,200,175
	ELECTRIC UTILITIES - 3.8%
46,964	NextEra Energy, Inc.	3,658,496
29,992	Xcel Energy, Inc.	2,046,954
		5,705,450
	ELECTRICAL EQUIPMENT - 2.1%
25,993	Johnson Controls International plc	1,856,420
6,282	Trane Technologies plc	1,279,078
		3,135,498
	ENGINEERING & CONSTRUCTION - 1.3%
21,953	Quanta Services, Inc.	1,995,528

	ENTERTAINMENT CONTENT - 2.1%
18,091	Walt Disney Company (The)	3,184,378

	FOOD - 2.2%
26,612	Mondelez International, Inc., Class A	1,683,475
21,893	Tyson Foods, Inc., Class A	1,564,474
		3,247,949
	HEALTH CARE FACILITIES & SERVICES - 4.9%
15,189	AmerisourceBergen Corporation	1,855,640
21,676	CVS Health Corporation(b)	1,785,235
9,064	UnitedHealth Group, Inc.	3,736,363
		7,377,238
	HOUSEHOLD PRODUCTS - 1.1%
11,716	Procter & Gamble Company (The)	1,666,367

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 93.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.8%
46,700	Bank of New York Mellon Corporation (The)	$2,397,111
15,006	Intercontinental Exchange, Inc.	1,798,169
		4,195,280
	INSURANCE - 6.1%
17,856	Allstate Corporation (The)	2,322,173
5,856	Berkshire Hathaway, Inc., Class B(a)	1,629,666
25,667	Hartford Financial Services Group, Inc. (The)	1,632,935
20,371	Prudential Financial, Inc.	2,042,804
10,482	Travelers Companies, Inc. (The)	1,560,979
		9,188,557
	INTERNET MEDIA & SERVICES - 2.9%
1,619	Alphabet, Inc., Class A(a)	4,362,443

	LEISURE FACILITIES & SERVICES - 1.0%
10,122	Darden Restaurants, Inc.	1,476,597

	MACHINERY - 2.5%
8,084	Caterpillar, Inc.	1,671,367
6,755	Parker-Hannifin Corporation	2,107,763
		3,779,130
	MEDICAL EQUIPMENT & DEVICES - 6.2%
21,849	Abbott Laboratories	2,643,292
9,863	Hill-Rom Holdings, Inc.(b)	1,365,631
6,078	Stryker Corporation	1,646,773
6,780	Thermo Fisher Scientific, Inc.	3,661,268
		9,316,964
	OIL & GAS PRODUCERS - 3.9%
50,044	ConocoPhillips	2,805,468
22,412	EOG Resources, Inc.	1,632,938
18,159	Phillips 66	1,333,415
		5,771,821

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 93.4% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
76,203	Schlumberger N.V.	$2,196,933

	RETAIL - CONSUMER STAPLES - 2.0%
11,404	Target Corporation(b)	2,977,014

	RETAIL - DISCRETIONARY - 2.5%
1,316	AutoZone, Inc.(a)	2,136,618
8,404	Lowe’s Companies, Inc.	1,619,367
		3,755,985
	SEMICONDUCTORS - 4.0%
3,135	Broadcom, Inc.	1,521,729
17,348	Intel Corporation	931,935
21,778	Micron Technology, Inc.(a)	1,689,537
46,732	ON Semiconductor Corporation(a)	1,825,351
		5,968,552
	SOFTWARE - 1.0%
5,169	Microsoft Corporation	1,472,700

	SPECIALTY FINANCE - 0.9%
7,500	American Express Company(b)	1,278,975

	TECHNOLOGY HARDWARE - 1.3%
34,626	Cisco Systems, Inc.	1,917,242

	TECHNOLOGY SERVICES - 1.5%
11,669	Global Payments, Inc.	2,256,901

	TELECOMMUNICATIONS - 1.9%
51,083	Verizon Communications, Inc.	2,849,410

	TRANSPORTATION & LOGISTICS - 2.1%
30,000	Knight-Swift Transportation Holdings, Inc.	1,490,700
33,762	Southwest Airlines Company (a)	1,705,656
		3,196,356

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 93.4% (Continued)
	TOTAL COMMON STOCKS (Cost $97,320,545)	$139,878,557

	REITS — 4.4%
	REITS - 4.4%
5,405	American Tower Corporation	1,528,534
11,044	Boston Properties, Inc.(b)	1,296,345
25,645	Equity LifeStyle Properties, Inc.	2,149,051
13,003	Prologis, Inc.	1,664,904
	TOTAL REITS (Cost $4,620,315)	6,638,834

	COLLATERAL FOR SECURITIES LOANED — 6.3%
9,338,193	Mount Vernon Prime Portfolio, 0.10% (Cost $9,338,193)(c),(d)	9,338,193

	TOTAL INVESTMENTS - 104.1% (Cost $111,279,053)	$155,855,584
	OTHER ASSETS IN EXCESS OF LIABILITIES- (4.1)%	(6,113,030)
	NET ASSETS - 100.0%	$149,742,554

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $9,099,989 at July 31, 2021.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2021.

(d)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 85.8%
	AEROSPACE & DEFENSE - 0.8%
5,727	Barnes Group, Inc.	$290,187
7,620	Kaman Corporation	337,947
		628,134
	ASSET MANAGEMENT - 1.0%
12,000	B Riley Financial, Inc.	810,720

	AUTOMOTIVE - 1.3%
66,839	Goodyear Tire & Rubber Company (The) (a)	1,050,041

	BANKING - 15.4%
49,045	Associated Banc-Corporation	971,091
34,962	Bancorp, Inc. (The)(a)	817,062
15,803	Banner Corporation	838,191
10,600	BOK Financial Corporation(b)	890,506
27,017	Central Pacific Financial Corporation	691,635
20,451	First Bancshares, Inc. (The)(b)	788,795
14,756	First Financial Corporation	590,978
12,384	First Interstate BancSystem, Inc., Class A	519,137
18,031	Heartland Financial USA, Inc.	822,574
32,215	Independent Bank Corporation	677,481
24,544	TriCompany Bancshares	967,770
31,780	Trustmark Corporation(b)	954,036
12,135	UMB Financial Corporation	1,135,836
48,544	Umpqua Holdings Corporation	916,025
32,056	United Community Banks, Inc.	923,533
		12,504,650
	BIOTECH & PHARMA - 4.8%
17,500	Amphastar Pharmaceuticals, Inc.(a)	366,625
9,738	Anika Therapeutics, Inc.(a)	390,786
4,300	Blueprint Medicines Corporation(a),(b)	377,841
28,542	Coherus Biosciences, Inc.(a),(b)	372,473
8,500	Eagle Pharmaceuticals, Inc.(a)	395,250
12,500	FibroGen, Inc.(a)	162,500
36,756	Jounce Therapeutics, Inc.(a)	185,250

DUNHAM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 85.8% (Continued)
	BIOTECH & PHARMA - 4.8% (Continued)
6,700	Sage Therapeutics, Inc.(a),(b)	$292,991
14,062	Supernus Pharmaceuticals, Inc.(a),(b)	370,252
17,000	Translate Bio, Inc.(a)	469,880
30,851	Vanda Pharmaceuticals, Inc.(a),(b)	503,181
		3,887,029
	CHEMICALS - 2.1%
12,612	Cabot Corporation	694,417
12,137	Minerals Technologies, Inc.	973,630
		1,668,047
	COMMERCIAL SUPPORT SERVICES - 2.1%
18,700	Deluxe Corporation(b)	820,930
8,823	Insperity, Inc.	873,918
		1,694,848
	CONSUMER SERVICES - 1.2%
1,443	Graham Holdings Company, Class B	959,104

	CONTAINERS & PACKAGING - 1.0%
12,854	Greif, Inc., Class A(b)	779,209

	ELECTRIC UTILITIES - 2.7%
23,672	Hawaiian Electric Industries, Inc.(b)	1,025,945
10,419	NorthWestern Corporation	645,874
10,837	Unitil Corporation	573,494
		2,245,313
	ENGINEERING & CONSTRUCTION - 1.2%
33,219	Primoris Services Corporation(b)	993,248

	FOOD - 1.4%
19,905	Phibro Animal Health Corporation, Class A	471,151
12,130	Seneca Foods Corporation, Class A(a)	663,997
		1,135,148
	GAS & WATER UTILITIES - 1.2%
5,641	SJW Group	388,834

DUNHAM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 85.8% (Continued)
	GAS & WATER UTILITIES - 1.2% (Continued)
8,125	Southwest Gas Holdings, Inc.(b)	$568,181
		957,015
	HEALTH CARE FACILITIES & SERVICES - 2.5%
13,547	National HealthCare Corporation	1,051,924
21,219	Owens & Minor, Inc.(b)	981,379
		2,033,303
	HOME CONSTRUCTION - 2.8%
7,662	American Woodmark Corporation(a)	568,904
13,413	M/I Homes, Inc.(a)	867,955
8,057	Meritage Homes Corporation(a)	874,829
		2,311,688
	HOUSEHOLD PRODUCTS - 1.3%
11,241	Clearwater Paper Corporation(a),(b)	331,497
13,293	Nu Skin Enterprises, Inc., Class A(b)	713,701
		1,045,198
	INDUSTRIAL INTERMEDIATE PROD – 2.9%
14,281	AZZ, Inc.	756,750
19,332	Mueller Industries, Inc.	839,009
3,404	Valmont Industries, Inc.	806,578
		2,402,337
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
7,542	Piper Sandler Cos	925,328

	INSURANCE - 2.4%
17,596	American Equity Investment Life Holding Company	564,656
17,118	Mercury General Corporation(b)	1,041,288
1,653	National Western Life Group, Inc., Class A	343,642
		1,949,586
	LEISURE FACILITIES & SERVICES - 1.7%
36,799	Fiesta Restaurant Group, Inc.(a),(b)	492,739
17,306	Travel + Leisure Company	896,450
		1,389,189
	MACHINERY - 3.8%
7,884	Altra Industrial Motion Corporation	494,169

DUNHAM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 85.8% (Continued)
	MACHINERY - 3.8% (Continued)
12,146	Columbus McKinnon Corporation(b)	$563,574
4,936	Curtiss-Wright Corporation	583,929
14,680	Hillenbrand, Inc.	665,004
5,025	Regal Beloit Corporation(b)	739,831
		3,046,507
	MEDICAL EQUIPMENT & DEVICES - 1.0%
4,087	ICU Medical, Inc.(a)	830,846

	METALS & MINING - 0.8%
16,498	Alcoa Corporation(a)	662,395

	OIL & GAS PRODUCERS - 4.0%
74,567	Antero Midstream Corporation(b)	708,387
21,495	Bonanza Creek Energy, Inc.(b)	826,913
28,300	HollyFrontier Corporation	832,020
29,750	Matador Resources Company(b)	919,274
		3,286,594
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
82,347	Archrock, Inc.	709,008
63,001	Liberty Oilfield Services, Inc., Class A (a)	641,980
		1,350,988
	RETAIL - CONSUMER STAPLES - 1.9%
12,602	Big Lots, Inc.(b)	726,001
13,076	Ingles Markets, Inc., Class A(b)	781,422
		1,507,423
	RETAIL - DISCRETIONARY - 4.8%
31,634	Abercrombie & Fitch Company, Class A(a)	1,196,082
20,290	Foot Locker, Inc.	1,157,747
23,603	Lumber Liquidators Holdings, Inc.(a),(b)	450,345
18,931	Sonic Automotive, Inc., Class A(b)	1,032,686
		3,836,860
	SEMICONDUCTORS - 2.8%
48,261	Amkor Technology, Inc.	1,189,152

DUNHAM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 85.8% (Continued)
	SEMICONDUCTORS - 2.8% (Continued)
46,747	Rambus, Inc.(a),(b)	$1,106,034
		2,295,186
	SOFTWARE - 2.2%
29,300	Donnelley Financial Solutions, Inc.(a)	943,753
52,000	NextGen Healthcare, Inc.(a)	843,440
		1,787,193
	SPECIALTY FINANCE - 2.5%
32,794	Mr Cooper Group, Inc.(a),(b)	1,219,281
14,099	Stewart Information Services Corporation	831,982
		2,051,263
	STEEL - 1.0%
25,561	Commercial Metals Company	838,401

	TECHNOLOGY HARDWARE - 1.5%
34,702	Knowles Corporation(a)	695,428
11,426	NCR Corporation(a)	507,314
		1,202,742
	TECHNOLOGY SERVICES - 1.0%
8,322	Insight Enterprises, Inc.(a),(b)	835,362

	TELECOMMUNICATIONS - 1.1%
39,700	EchoStar Corporation, Class A(a),(b)	885,310

	TRANSPORTATION & LOGISTICS - 2.8%
37,352	Heartland Express, Inc.	636,105
9,572	Matson, Inc.	642,473
12,600	Ryder System, Inc.	959,489
		2,238,067
	WHOLESALE - DISCRETIONARY - 2.1%
7,532	ePlus, Inc.(a)	696,409

DUNHAM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 85.8% (Continued)
	WHOLESALE - DISCRETIONARY - 2.1% (Continued)
34,644	G-III Apparel Group Ltd.(a),(b)	$1,034,470
		1,730,879

	TOTAL COMMON STOCKS (Cost $54,411,076)	69,755,151

	REITS — 13.9%
	REITS - 11.9%
52,544	Apple Hospitality REIT, Inc.(b)	785,533
53,871	Armada Hoffler Properties, Inc.	700,323
62,922	Brandywine Realty Trust(b)	878,391
57,063	Chatham Lodging Trust(a)	700,734
34,990	Global Net Lease, Inc.	646,265
20,300	Highwoods Properties, Inc.	968,107
16,630	Physicians Realty Trust(b)	315,139
17,700	PotlatchDeltic Corporation(b)	919,338
6,200	PS Business Parks, Inc.	952,754
51,741	Sabra Health Care REIT, Inc.	961,865
58,000	SITE Centers Corporation(b)	919,880
41,870	UMH Properties, Inc.	974,734
		9,723,063
	SPECIALTY FINANCE - 2.0%
133,168	Capstead Mortgage Corporation	848,280
43,236	Dynex Capital, Inc.	754,468
		1,602,748

	TOTAL REITS (Cost $9,822,926)	11,325,811

	COLLATERAL FOR SECURITIES LOANED — 27.2%
22,087,159	Mount Vernon Prime Portfolio, 0.10% (Cost $22,087,159)(c),(d)	22,087,159

	TOTAL INVESTMENTS – 126.9% (Cost $86,321,161)	$103,168,121
	OTHER ASSETS IN EXCESS OF LIABILITIES- (26.9)%	(21,892,773)
	NET ASSETS - 100.0%	$81,275,348

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $21,451,026 at July 31, 2021.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2021.

(d)	The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.2%
	E-COMMERCE DISCRETIONARY - 9.4%
4,335	Amazon.com, Inc.(a)	$14,425,102
3,129	MercadoLibre, Inc.(a)	4,908,462
		19,333,564
	INTERNET MEDIA & SERVICES - 6.0%
20,844	Facebook, Inc., Class A(a)	7,426,717
9,829	Netflix, Inc.(a)	5,087,196
		12,513,913
	LEISURE FACILITIES & SERVICES - 2.7%
3,031	Chipotle Mexican Grill, Inc.(a),(b)	5,648,087

	MEDICAL EQUIPMENT & DEVICES - 13.9%
9,072	Align Technology, Inc.(a)	6,312,298
12,159	DexCom, Inc.(a),(b)	6,268,086
47,628	Edwards Lifesciences Corporation(a)	5,347,196
15,000	Insulet Corporation(a)	4,195,350
6,756	Intuitive Surgical, Inc.(a)	6,698,303
		28,821,233
	RETAIL - DISCRETIONARY - 6.3%
14,619	Burlington Stores, Inc.(a),(b)	4,894,441
11,658	Lululemon Athletica, Inc.(a)	4,665,182
19,247	Tractor Supply Company	3,482,360
		13,041,983
	SEMICONDUCTORS - 7.4%
11,405	Advanced Micro Devices, Inc.(a)	1,211,097
58,080	NVIDIA Corporation	11,325,019
18,000	QUALCOMM, Inc.	2,696,400
		15,232,516
	SOFTWARE - 30.8%
11,700	Adobe, Inc.(a)	7,273,071
24,312	Autodesk, Inc.(a)	7,807,313
37,138	Microsoft Corporation	10,580,988
29,367	salesforce.com, Inc.(a)	7,104,758
19,866	ServiceNow, Inc.(a)	11,679,022
14,269	Twilio, Inc., Class A(a)	5,330,756

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SOFTWARE - 30.8% (Continued)
18,000	Unity Software, Inc.(a),(b)	$1,928,160
28,088	Veeva Systems, Inc., Class A(a)	9,345,158
21,000	Zendesk, Inc.(a),(b)	2,741,130
		63,790,356
	TECHNOLOGY HARDWARE - 2.5%
34,775	Apple, Inc.	5,072,282

	TECHNOLOGY SERVICES - 20.2%
28,797	Mastercard, Inc., Class A	11,113,914
42,188	PayPal Holdings, Inc.(a)	11,624,060
32,905	Square, Inc., Class A(a),(b)	8,136,090
44,208	Visa, Inc., Class A(b)	10,892,409
		41,766,473

	TOTAL COMMON STOCKS (Cost $83,954,666)	205,220,407

	COLLATERAL FOR SECURITIES LOANED — 17.4%
35,907,570	Mount Vernon Liquid Assets Portfolio, 0.10% (Cost $35,907,570)(c),(d)	35,907,570

	TOTAL INVESTMENTS - 116.6% (Cost $119,862,236)	$241,127,977
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.6)%	(34,284,232)
	NET ASSETS - 100.0%	$206,843,745

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $34,598,715 at July 31, 2021.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2021.

(d)

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.6%
	ADVERTISING & MARKETING - 2.0%
6,648	Cardlytics, Inc.(a)	$837,382
26,410	Magnite, Inc.(a)	800,223
		1,637,605
	AEROSPACE & DEFENSE - 0.6%
9,541	Hexcel Corporation	519,221

	APPAREL & TEXTILE PRODUCTS - 1.4%
8,641	Crocs, Inc.(a)	1,173,534

	BANKING - 2.2%
13,302	Glacier Bancorp, Inc.	685,851
19,497	Seacoast Banking Corporation of Florida	592,514
5,727	Silvergate Capital Corporation(a)	588,736
		1,867,101
	BIOTECH & PHARMA - 8.1%
15,432	Alector, Inc.(a)	370,908
20,679	Allogene Therapeutics, Inc.(a)	453,904
17,143	Anavex Life Sciences Corporation(a)	307,717
24,128	Avid Bioservices, Inc.(a)	618,883
8,652	Biohaven Pharmaceutical Holding Company Ltd.(a)	1,090,238
6,548	CRISPR Therapeutics A.G.(a)	792,439
5,049	Mirati Therapeutics, Inc.(a)	808,143
22,153	Myovant Sciences Ltd.(a)	454,580
12,404	Revance Therapeutics, Inc.(a)	360,708
24,343	Seer, Inc.(a),(b)	777,515
21,049	TG Therapeutics, Inc.(a)	736,505
		6,771,540
	CHEMICALS - 1.2%
47,336	Codexis, Inc.(a)	1,001,630

	COMMERCIAL SUPPORT SERVICES - 0.9%
4,575	Avalara, Inc.(a)	764,803

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	E-COMMERCE DISCRETIONARY - 1.0%
20,980	Poshmark, Inc.(a)	$823,255

	ELECTRICAL EQUIPMENT - 2.0%
7,770	Itron, Inc.(a)	766,277
25,676	nLight, Inc.(a)	890,701
		1,656,978
	ENGINEERING & CONSTRUCTION - 4.4%
8,775	Exponent, Inc.	939,715
5,048	Installed Building Products, Inc.	605,760
14,764	Latham Group, Inc.(a)	402,762
15,574	Montrose Environmental Group, Inc.(a)	836,168
29,900	WillScot Mobile Mini Holdings Corporation(a)	858,429
		3,642,834
	FOOD - 0.5%
23,865	Vital Farms, Inc.(a)	415,490

	HEALTH CARE FACILITIES & SERVICES - 5.2%
8,725	HealthEquity, Inc.(a)	645,476
4,301	LHC Group, Inc.(a)	925,489
35,442	LifeStance Health Group, Inc.(a)	839,975
22,328	Personalis, Inc.(a)	468,665
10,201	Progyny, Inc.(a)	568,094
24,553	RadNet, Inc.(a)	902,077
		4,349,776
	HOME CONSTRUCTION - 2.3%
18,200	AZEK Company, Inc. (The)(a)	661,934
2,162	LGI Homes, Inc.(a)	369,486
16,075	Skyline Champion Corporation(a)	906,630
		1,938,050
	HOUSEHOLD PRODUCTS - 2.6%
43,732	elf Beauty, Inc.(a)	1,207,441
12,444	Inter Parfums, Inc.	956,570
		2,164,011

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0%
5,301	Chart Industries, Inc.(a)	$824,040

	INDUSTRIAL SUPPORT SERVICES - 0.6%
2,989	SiteOne Landscape Supply, Inc.(a)	522,417

	INSTITUTIONAL FINANCIAL SERVICES - 3.1%
5,150	Evercore, Inc., Class A	680,830
12,113	Houlihan Lokey, Inc.	1,079,268
14,117	Moelis & Company, Class A	836,432
		2,596,530
	INTERNET MEDIA & SERVICES - 4.0%
46,652	Eventbrite, Inc., Class A(a)	829,005
6,291	Pinterest, Inc., Class A(a)	370,540
8,460	TechTarget, Inc.(a)	618,257
14,159	Upwork, Inc.(a)	733,295
2,750	Wix.com Ltd.(a)	821,260
		3,372,357
	LEISURE FACILITIES & SERVICES - 4.5%
48,743	Lindblad Expeditions Holdings, Inc.(a)	667,292
10,705	Papa John’s International, Inc.	1,221,654
8,001	Shake Shack, Inc., Class A(a)	804,421
6,349	Wingstop, Inc.	1,087,647
		3,781,014
	LEISURE PRODUCTS - 0.8%
3,878	Fox Factory Holding Corporation(a)	626,452

	MACHINERY - 1.1%
5,748	MSA Safety, Inc.	945,431

	MEDICAL EQUIPMENT & DEVICES - 7.5%
39,441	Acutus Medical, Inc.(a),(b)	607,391
15,054	Adaptive Biotechnologies Corporation(a)	551,880
49,899	Alphatec Holdings, Inc.(a)	735,511
9,993	BioLife Solutions, Inc.(a)	468,672

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 7.5% (Continued)
134,157	Cerus Corporation(a)	$676,151
5,774	Inari Medical, Inc.(a)	518,447
5,176	Insulet Corporation(a)	1,447,676
3,199	Repligen Corporation(a)	785,994
4,125	Tandem Diabetes Care, Inc.(a)	448,264
		6,239,986
	RENEWABLE ENERGY - 1.0%
3,200	SolarEdge Technologies, Inc.(a)	830,336

	RETAIL - CONSUMER STAPLES - 0.7%
6,624	Ollie’s Bargain Outlet Holdings, Inc.(a)	616,694

	RETAIL - DISCRETIONARY - 1.9%
27,112	American Eagle Outfitters, Inc.	934,551
4,394	Freshpet, Inc.(a)	643,501
		1,578,052
	SEMICONDUCTORS - 10.0%
28,959	Allegro MicroSystems, Inc.(a)	793,766
25,046	Axcelis Technologies, Inc.(a)	965,523
9,144	Brooks Automation, Inc.	813,907
10,502	Cree, Inc.(a)	974,166
28,903	FormFactor, Inc.(a)	1,076,926
17,254	Lattice Semiconductor Corporation(a)	979,165
9,280	Power Integrations, Inc.	900,067
15,665	Semtech Corporation(a)	969,820
5,836	Silicon Laboratories, Inc.(a)	869,506
		8,342,846
	SOFTWARE - 13.8%
7,157	Bandwidth, Inc., Class A(a)	927,976
7,807	Blackline, Inc.(a)	893,043
3,606	Coupa Software, Inc.(a)	782,502
14,246	DoubleVerify Holdings, Inc.(a),(b)	492,912
4,798	Elastic N.V.(a)	710,392
7,138	Everbridge, Inc.(a)	1,008,027

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	SOFTWARE - 13.8% (Continued)
23,969	Jamf Holding Corporation(a)	$786,423
14,161	LivePerson, Inc.(a)	901,914
3,805	Omnicell, Inc.(a)	557,433
19,427	PROS Holdings, Inc.(a)	843,520
6,027	Schrodinger, Inc.(a)	407,847
10,388	Sprout Social, Inc., Class A(a)	922,870
17,952	Tenable Holdings, Inc.(a)	768,346
4,909	Workiva, Inc.(a)	637,041
62,055	Yext, Inc.(a)	808,577
		11,448,823
	TECHNOLOGY HARDWARE - 3.6%
10,332	Fabrinet(a)	976,581
7,335	Kornit Digital Ltd.(a)	969,394
26,576	PagerDuty, Inc.(a)	1,078,719
		3,024,694
	TECHNOLOGY SERVICES - 4.8%
7,114	Endava plc - ADR(a)	915,003
9,833	MAXIMUS, Inc.	875,137
831	MSCI, Inc.	495,243
28,840	Telos Corporation(a)	808,097
11,676	WNS Holdings Ltd. - ADR(a)	961,402
		4,054,882
	TRANSPORTATION & LOGISTICS - 4.7%
41,769	Air Transport Services Group, Inc.(a)	1,010,810
14,592	CryoPort, Inc.(a)	900,618
60,215	Marten Transport Ltd.	952,601
4,642	Saia, Inc.(a)	1,049,092
		3,913,121
	TRANSPORTATION EQUIPMENT - 1.1%
36,823	Meritor, Inc.(a)	895,904

	TOTAL COMMON STOCKS (Cost $60,328,437)	82,339,407

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 1.6%
1,315,294	HSBC US Government Money Market Fund - Class I, 0.03% (Cost $1,315,294)(c),(d)	$1,315,294

	TOTAL INVESTMENTS - 100.2% (Cost $61,643,731)	$83,654,701
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(181,072)
	NET ASSETS - 100.0%	$83,473,629

ADR	- American Depositary Receipt

Ltd.	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

plc	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $1,289,170 at July 31, 2021.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2021.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	CLOSED END FUNDS — 1.0%
	MIXED ALLOCATION - 1.0%
136,545	Vietnam Enterprise Investments Ltd.(a) (Cost $861,698)	$1,241,197

	COMMON STOCKS — 95.5%
	AUTOMOTIVE - 1.4%
523,000	Geely Automobile Holdings Ltd.	1,754,334

	BANKING - 9.5%
380,699	Banco Bradesco S.A. – ADR(b)	1,777,865
31,300	Banco Santander Chile - ADR	611,602
453,400	Bank Central Asia Tbk P.T.	935,980
292,500	China Merchants Bank Company Ltd., H Shares	2,225,198
68,700	ICICI Bank Ltd. – ADR(b)	1,277,133
160,900	Itau Unibanco Holding S.A. - ADR	928,393
367,800	Kasikornbank PCL - ADR	1,151,803
11,203	OTP Bank Nyrt(a)	605,693
1,426,500	Public Bank Bhd	1,345,759
102,166	Sberbank of Russia PJSC	403,877
41,267	Sberbank of Russia PJSC - ADR	687,096
		11,950,399
	BEVERAGES - 2.9%
258,200	Budweiser Brewing Company APAC Ltd.	720,584
182,900	Carabao Group PCL(a)	807,109
19,800	Heineken Malaysia Bhd	105,213
195,824	Varun Beverages Ltd.	2,005,482
		3,638,388
	BIOTECH & PHARMA - 0.5%
39,120	Joinn Laboratories China Company Ltd.	654,746

	CHEMICALS - 0.5%
2,634,800	AKR Corporindo Tbk P.T.	655,927

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	CONSUMER SERVICES - 1.4%
987,000	China Education Group Holdings Ltd.	$1,789,764

	CONTAINERS & PACKAGING - 1.3%
785,300	SCG Packaging PCL	1,654,996

	E-COMMERCE DISCRETIONARY - 7.1%
295,000	Alibaba Group Holding Ltd.(a),	7,204,666
50,200	JD.com, Inc.(a)	1,750,152
		8,954,818
	ELECTRICAL EQUIPMENT - 0.8%
267,299	Shanghai Liangxin Electrical Company Ltd.	905,490

	ENGINEERING & CONSTRUCTION - 1.0%
66,518	Mytilineos S.A.	1,233,354

	FOOD - 1.7%
7,301,700	Monde Nissin Corporation(a)	2,159,030

	GAS & WATER UTILITIES - 0.7%
624,000	Guangdong Investment Ltd.	873,146

	HEALTH CARE FACILITIES & SERVICES - 1.6%
59,800	Hangzhou Tigermed Consulting Company Ltd.	1,161,336
197,975	Max Healthcare Institute Ltd.(a)	790,296
		1,951,632
	HOME & OFFICE PRODUCTS - 1.4%
249,800	Haier Smart Home Company Ltd., H Shares	856,727
96,600	Midea Group Company Ltd.	952,886
		1,809,613
	HOUSEHOLD PRODUCTS - 1.6%
65,636	Hindustan Unilever Ltd.	2,062,346

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
392,400	B3 S.A. - Brasil Bolsa Balcao	1,167,952

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	INSURANCE - 3.9%
128,200	AIA Group Ltd.	$1,534,001
201,000	Ping An Insurance Group Company of China Ltd., H Shares	1,758,908
85,364	Prudential plc	1,603,441
		4,896,350
	INTERNET MEDIA & SERVICES - 7.4%
53,500	Dada Nexus Ltd. - ADR(a)	1,155,065
3,898	Naspers Ltd., N Shares	753,394
7,146	NAVER Corporation	2,693,339
59,100	Tencent Holdings Ltd.	3,564,189
17,800	Yandex N.V., Class A(a)	1,209,154
		9,375,141
	LEISURE FACILITIES & SERVICES - 3.5%
1,268,467	Lemon Tree Hotels Ltd.(a)	705,251
849,500	Minor International PCL - ADR(a)	768,379
122,926	OPAP S.A.	1,774,974
956,000	Wynn Macau Ltd.(a)	1,225,210
		4,473,814
	LEISURE PRODUCTS - 0.5%
59,000	Giant Manufacturing Company Ltd.	679,472

	MACHINERY - 1.0%
317,690	Sany Heavy Industry Company Ltd., Class A	1,226,015

	OIL & GAS PRODUCERS - 2.9%
344,921	Gazprom PJSC	1,344,266
460,500	PTT Exploration & Production PCL	1,442,245
777,600	PTT PCL - ADR	822,311
		3,608,822
	REAL ESTATE OWNERS & DEVELOPERS - 2.6%
90,626	Godrej Properties Ltd.(a)	1,954,449
418,000	KWG Group Holdings Ltd.	458,748

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 2.6% (Continued)
177,300	Vinhomes JSC(a),	$836,488
		3,249,685
	REAL ESTATE SERVICES - 0.8%
300,200	ESR Cayman Ltd.(a)	1,055,141

	RENEWABLE ENERGY - 4.2%
26,900	Contemporary Amperex Technology Company Ltd.	2,308,557
188,515	LONGi Green Energy Technology Company Ltd., Class A	2,519,883
5,258	OCI Company Ltd.(a)	521,683
		5,350,123
	RETAIL - CONSUMER STAPLES - 2.3%
662,000	Alibaba Health Information Technology Ltd.(a),	1,031,792
282,100	Atacadao S.A.	1,049,016
10,763	Magnit PJSC	787,686
		2,868,494
	RETAIL - DISCRETIONARY - 1.0%
18,531	CCC S.A.(a)	585,258
1,677,700	Home Product Center PCL	679,704
		1,264,962
	SEMICONDUCTORS - 12.0%
9,900	ACM Research, Inc., Class A(a),(b)	919,314
9,000	ASPEED Technology, Inc.(a)	724,846
58,000	MediaTek, Inc.	1,896,476
77,000	Realtek Semiconductor Corporation	1,625,763
15,184	SK Hynix, Inc.	1,486,458
370,000	Taiwan Semiconductor Manufacturing Company Ltd.	7,732,816
7,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	816,480
		15,202,153
	SOFTWARE - 0.6%
80,000	Glodon Company Ltd.	783,105

	SPECIALTY FINANCE - 2.8%
108,928	Housing Development Finance Corp Ltd.	3,585,869

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	STEEL - 0.7%
681,000	China Steel Corporation	$888,139

	TECHNOLOGY HARDWARE - 7.1%
155,000	Accton Technology Corporation	1,814,541
395,000	Hon Hai Precision Industry Company Ltd.	1,560,930
51,670	Samsung Electronics Company Ltd.	3,530,942
33,894	Samsung Electronics Company Ltd.	2,127,726
		9,034,139
	TECHNOLOGY SERVICES - 4.3%
147,599	Infosys Ltd.	3,216,760
213,050	Shanghai Baosight Software Company Ltd.	2,206,645
		5,423,405
	TELECOMMUNICATIONS - 1.3%
50,300	21Vianet Group, Inc. - ADR(a),(b)	871,699
101,682	Bharti Airtel Ltd.	769,143
		1,640,842
	TRANSPORTATION & LOGISTICS - 2.3%
91,976	Spring Airlines Company Ltd.(a)	676,371
32,072	Wizz Air Holdings plc(a)	2,205,015
		2,881,386

	TOTAL COMMON STOCKS (Cost $102,465,142)	120,702,992

	WARRANT — 0.0%
	LEISURE FACILITIES & SERVICES - 0.0%
26,977	Minor International PCL (Thailand)	7,345
42,772	Minor International PCL (Thailand)	6,142
38,763	Minor International PCL (Thailand)	4,529
	TOTAL WARRANT (Cost $5,303)	18,016

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 2.5%
3,216,098	Mount Vernon Prime Portfolio, 0.10% (Cost $3,216,098)(c),(d)	$3,216,098

	TOTAL INVESTMENTS - 99.0% (Cost $106,548,241)	$125,178,303
	LIABILITIES IN EXCESS OF OTHER ASSETS - 1.0%	1,265,960
	NET ASSETS - 100.0%	$126,444,263

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $3,103,380 at July 31, 2021.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2021.

(d)

The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 105%.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.9%
	ADVERTISING & MARKETING - 0.6%
64,300	Hakuhodo DY Holdings, Inc.	$977,635
2,563	WPP plc - ADR(f)	165,826
		1,143,461
	APPAREL & TEXTILE PRODUCTS - 1.8%
2,438	adidas A.G.	884,546
1,700	Burberry Group plc - ADR	48,943
38,200	Cie Financiere Richemont S.A. - ADR	487,432
8,293	Cie Financiere Richemont S.A.	1,060,721
11,300	Gildan Activewear, Inc. (f)	389,737
92,000	Pou Chen Corporation	116,360
182	Swatch Group A.G. (The)	60,682
10,100	Swatch Group A.G. (The) - ADR(f)	168,064
		3,216,485
	ASSET MANAGEMENT - 3.7%
31,954	Grupo de Inversiones Suramericana S.A.	134,591
24,200	IGM Financial, Inc.	853,547
37,168	Industrivarden A.B., C Shares	1,423,501
47,569	Investor A.B.	1,182,548
869,800	Itausa S.A.	1,889,290
1,533	Sofina S.A.	718,527
31,383	UBS Group A.G.	516,803
		6,718,807
	AUTOMOTIVE - 6.7%
26,600	Aisin Seiki Company Ltd.	1,076,431
10,200	Bayerische Motoren Werke A.G.	1,013,816
7,424	Continental A.G.	1,008,133
1,500	Denso Corporation	103,010
7,314	Hankook Tire & Technology Company Ltd.	307,849
23,900	Honda Motor Company Ltd. – ADR (f)	767,190
2,800	Honda Motor Company Ltd.	89,893
6,461	Hyundai Motor Company	556,844
58,500	Mitsubishi Motors Corporation(a)	164,302
77,900	Nissan Motor Company Ltd.(a)	451,934
3,193	Porsche Automobil Holding S.E.	345,451

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	AUTOMOTIVE - 6.7% (Continued)
131,975	Porsche Automobil Holding S.E. - ADR	$1,421,371
15,100	Renault S.A.,(a)	573,291
60,512	Stellantis N.V.	1,159,971
4,721	Stellantis N.V.	90,615
4,800	Sumitomo Electric Industries Ltd.	68,164
3,900	Sumitomo Rubber Industries Ltd.	52,469
10,100	Toyoda Gosei Company Ltd.	237,310
5,562	Volkswagen A.G.	1,354,227
144,600	Weifu High-Technology Group Company Ltd.	268,355
35,700	Yamaha Motor Company Ltd.	893,586
		12,004,212
	BANKING - 5.6%
208,800	Banco Bradesco S.A.	843,784
135,986	Banco Santander Mexico S.A. Institucion de Banca - ADR	796,878
18,719	Bank AlBilad(a)	183,126
23,181	Bank of China Ltd. - ADR	201,211
31,712	BNK Financial Group, Inc.	213,463
272,000	Chongqing Rural Commercial Bank Company Ltd., H Shares	101,519
181,595	Gulf Bank KSCP	145,083
10,225	Hana Financial Group, Inc.	385,775
12,801	Industrial & Commercial Bank of China Ltd. – ADR (f)	141,707
449,900	Mebuki Financial Group, Inc.	962,485
101,100	Mitsubishi UFJ Financial Group, Inc. – ADR (f)	536,841
80,753	Quinenco S.A.	153,279
782,500	Sberbank of Russia PJSC	3,271,260
189,180	Sberbank of Russia PJSC	747,856
1,915,580,000	VTB Bank PJSC	1,275,209
		9,959,476
	BEVERAGES - 1.1%
33,900	Anhui Yingjia Distillery Company Ltd.	189,391
6,551	Coca-Cola Europacific Partners plc	405,107
25,401	Coca-Cola HBC AG	959,457
139,001	Embotelladora Andina S.A.	332,433
8,099	Sichuan Swellfun Company Ltd.	128,249

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	BEVERAGES - 1.1% (Continued)	$2,014,637

	BIOTECH & PHARMA - 3.0%
8,700	Astellas Pharma, Inc.	138,511
74,213	GlaxoSmithKline plc - ADR(f)	2,978,910
1,300	Hisamitsu Pharmaceutical Company, Inc.	56,917
18,200	Ono Pharmaceutical Company Ltd.	415,302
4,784	Roche Holding A.G.	1,847,201
		5,436,841
	CHEMICALS - 8.3%
162,500	ADAMA Ltd.	241,063
195,500	Bluestar Adisseo Company	325,719
15,084	Brenntag S.E.	1,506,012
38,475	Clariant A.G.(a)	800,017
20,889	Covestro A.G.	1,345,186
29,100	Daicel Corporation	241,581
261,795	Fangda Carbon New Material Company Ltd.	357,183
38	Givaudan S.A.	189,573
8,100	Kaneka Corporation	320,606
22,800	Kansai Paint Company Ltd.	559,725
475	KCC Corporation	146,814
73,500	Kuraray Company Ltd.	682,211
7,800	Mitsubishi Chemical Holdings Corporation	65,422
27,300	Mitsubishi Gas Chemical Company, Inc.	568,450
23,900	Mitsui Chemicals, Inc.	761,833
145,276	National Industrialization Company(a)	837,349
21,400	Nippon Sanso Holdings Corporation	473,517
3,200	Nitto Denko Corporation	237,657
58,970	Orbia Advance Corp S.A.B. de C.V.	161,088
10,128	PhosAgro PJSC	637,406
14,171	Sasol Ltd.,(a)	211,600
26,739	Saudi Arabian Fertilizer Company	913,935
30,326	Saudi Industrial Investment Group	298,820
6,800	Shin-Etsu Chemical Company Ltd.	1,108,824

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	CHEMICALS - 8.3% (Continued)
18,900	Sinopec Shanghai Petrochemical Company Ltd. - ADR	$393,498
9,200	Sumitomo Chemical Company Ltd.	47,871
236,100	Tangshan Sanyou Chemical Industries Company Ltd., Advisor Class	451,270
42,700	Toray Industries, Inc.	281,029
344,300	Xinjiang Zhongtai Chemical Company Ltd.	614,208
1,096	Yara International ASA	57,766
		14,837,233
	COMMERCIAL SUPPORT SERVICES - 1.8%
19,745	Adecco Group A.G.	1,181,866
51,000	Centre Testing International Group Company Ltd.	214,891
43,600	Persol Holdings Company Ltd.	879,286
219	SGS S.A.	708,480
2,400	SGS S.A. - ADR	77,688
2,800	Sohgo Security Services Company Ltd.	130,876
		3,193,087
	CONSTRUCTION MATERIALS - 0.8%
1,100	AGC, Inc.	47,020
619,000	CSG Holding Company Ltd.	320,432
10,910	James Hardie Industries plc – ADR (f)	368,322
4,900	James Hardie Industries plc - ADR	165,589
10,281	Saudi Cement Company	177,837
10,500	Taiheiyo Cement Corporation	244,536
8,762	Titan Cement International S.A.	165,770
		1,489,506
	CONTAINERS & PACKAGING - 0.1%
123,000	Klabin S.A.(a)	111,838

	DIVERSIFIED INDUSTRIALS - 1.2%
2,940	Doosan Company Ltd.	175,045
16,100	Hitachi Ltd.	925,679
18,800	Kawasaki Heavy Industries Ltd.(a)	394,434
5,000	Mitsubishi Heavy Industries Ltd.	144,407
5,700	Omron Corporation	487,578
		2,127,143

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	E-COMMERCE DISCRETIONARY - 0.1%
5,700	ZOZO, Inc.	$194,055

	ELECTRIC UTILITIES - 1.2%
26,452	CEZ A/S	734,269
34,000	Chubu Electric Power Company, Inc.	407,852
682,000	Huadian Power International Corp Ltd.	188,544
8,104	Huaneng Power International, Inc. – ADR (f)	109,485
1,462,000	Huaneng Power International, Inc.	496,641
52,622	Origin Energy Ltd.	159,243
		2,096,034
	ELECTRICAL EQUIPMENT - 1.7%
53,079	ABB Ltd. - ADR	1,943,753
2,600	Daikin Industries Ltd.	542,743
2,100	Fuji Electric Company Ltd.	91,865
1,566	Schindler Holding A.G.	487,726
		3,066,087
	ENGINEERING & CONSTRUCTION - 0.1%
144,651	China Merchants Expressway Network & Technology	$153,242
1	Enka Insaat ve Sanayi A/S	1
		153,243
	ENTERTAINMENT CONTENT - 0.2%
2,800	Capcom Company Ltd.	76,957
5,000	Koei Tecmo Holdings Company Ltd.	234,820
		311,777
	FOOD - 0.3%
41	Chocoladefabriken Lindt & Spruengli A.G.	459,000
124,600	Indofood Sukses Makmur Tbk P.T.	52,375
		511,375
	HEALTH CARE FACILITIES & SERVICES - 0.3%
1,422	ICON plc(a)	345,930
2,794	Mouwasat Medical Services Company	134,402
		480,332
	HOME & OFFICE PRODUCTS - 0.0%(b)
1	Arcelik A/S	4

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	HOME CONSTRUCTION - 0.7%
9,600	LIXIL Group Corporation	$261,877
30,100	Sekisui Chemical Company Ltd.	519,177
8,700	TOTO Ltd.	450,912
		1,231,966
	HOUSEHOLD PRODUCTS - 0.7%
1,500	Amorepacific Corporation	103,280
4,933	AMOREPACIFIC Group	247,259
1,500	Kose Corporation	236,919
28,400	Pola Orbis Holdings, Inc.	678,607
		1,266,065
	INDUSTRIAL INTERMEDIATE PROD - 0.8%
212,400	China International Marine Containers Group	515,958
75,700	Hartalega Holdings Bhd	126,311
41,300	NSK Ltd.	340,704
297,504	Zhejiang Hailiang Company Ltd.	524,512
		1,507,485
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
51,300	Daiwa Securities Group, Inc.	269,642
268,400	Haitong Securities Company Ltd.	221,199
110,420	Mirae Asset Daewoo Company Ltd.	442,898
13,776	NH Investment & Securities Company Ltd.	136,626
111,000	Nomura Holdings, Inc.	555,614
		1,625,979
	INSURANCE - 3.0%
2,172	Aegon N.V.	9,244
6,800	AIA Group Ltd. - ADR	325,958
46,317	China Life Insurance Company Ltd. - ADR(f)	386,284
363,000	China Life Insurance Company Ltd.	342,321
10,200	COFCO Capital Holdings Company Ltd.	12,539
6,500	Dai-ichi Life Holdings, Inc.	119,584
12,423	Hanwha Corporation	322,777
7,097	Hyundai Marine & Fire Insurance Company Ltd.	160,119
50,800	MS&AD Insurance Group Holdings, Inc.	1,569,637

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	INSURANCE - 3.0% (Continued)
19,730	NN Group N.V.	980,533
2,312,000	People’s Insurance Company Group of China Ltd., H Shares	$717,476
3,206	Samsung Fire & Marine Insurance Company Ltd.	450,721
		5,397,193
	INTERNET MEDIA & SERVICES - 0.9%
6,400	M3, Inc.	418,431
10,848	REA Group Ltd.	1,294,370
		1,712,801
	LEISURE FACILITIES & SERVICES - 0.5%
24,953	Aristocrat Leisure Ltd.	765,940
41,200	Kingdom Holding Company	118,278
		884,218
	LEISURE PRODUCTS - 0.2%
34,000	Giant Manufacturing Company Ltd.	391,560

	MACHINERY - 2.4%
35,259	CNH Industrial N.V.	588,517
4,103	FANUC Corporation - ADR	91,897
500	FANUC Corporation	111,938
7,034	GEA Group A.G.	311,772
3,000	Keyence Corporation	1,670,324
502	Rational AG	546,433
4,863	Techtronic Industries Company Ltd. - ADR	437,184
7,000	Techtronic Industries Company Ltd.	124,825
460,500	Tian Di Science & Technology Company Ltd.	303,875
		4,186,765
	MEDICAL EQUIPMENT & DEVICES - 1.6%
7,200	Hoya Corporation	1,016,004
14,165	Koninklijke Philips N.V.	652,894
21,900	Olympus Corporation	450,503
6,700	Shimadzu Corporation	270,104
27,710	Smith & Nephew plc	565,614
		2,955,119

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	METALS & MINING - 7.7%
23,435	Anglo American plc	$1,038,760
34,577	BHP Group plc - ADR(f)	2,257,532
36,022	BHP Group plc	1,166,555
120,600	China Shenhua Energy Company Ltd.	318,045
27,372	First Quantum Minerals Ltd.	585,877
10,400	First Quantum Minerals Ltd.	221,936
18,600	Grupo Mexico S.A.B. de C.V. - Series B	85,397
116,629	Huaibei Mining Holdings Company Ltd.	209,644
3,591	MMC Norilsk Nickel PJSC - ADR	124,105
3,785	MMC Norilsk Nickel PJSC	1,308,152
39,026	Northam Platinum Ltd.(a)	615,496
9,035	Rio Tinto Ltd.	886,968
4,296	Rio Tinto plc	364,996
9,616	Rio Tinto plc – ADR (f)	829,957
27,683	South32 Ltd.	60,761
11,689	Southern Copper Corporation	767,266
78,600	Vale S.A.	1,675,199
65,014	Vale S.A. - ADR(f)	1,366,594
		13,883,240
	OIL & GAS PRODUCERS - 7.3%
743,000	China Petroleum & Chemical Corporation	459,017
1,550,000	China Petroleum & Chemical Corporation, H Shares	708,765
17,700	ENEOS Holdings, Inc.	74,320
32,540	Eni SpA - ADR	764,690
13,665	Eni SpA	161,536
247,390	Gazprom PJSC	964,157
2,199,440	Guanghui Energy Company Ltd.(a)	1,371,755
58,300	Idemitsu Kosan Company Ltd.	1,371,811
6,400	Inpex Corporation	45,374
24,250	LUKOIL PJSC	2,082,114
97,528	MOL Hungarian Oil & Gas plc(a)	778,995
22,511	Motor Oil Hellas Corinth Refineries S.A.(a)	361,655
9,000	OMV A.G.	485,760
7,492	PetroChina Company Ltd. – ADR (f)	313,465

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	OIL & GAS PRODUCERS - 7.3% (Continued)
2,085,400	PetroChina Company Ltd.	$1,510,822
281,953	Polskie Gornictwo Naftowe i Gazownictwo S.A.	460,333
18,394	Repsol S.A.	201,392
117,940	Rosneft Oil Company PJSC	875,565
566,128	Shandong Xinchao Energy Corp Ltd.(a)	135,362
		13,126,888
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
2,292,000	Sinopec Oilfield Service Corporation(a)	188,842

	PUBLISHING & BROADCASTING - 0.3%
165,043	Chinese Universe Publishing and Media Group, Class A	275,252
20,633	Pearson plc – ADR (f)	250,898
		526,150
	REAL ESTATE OWNERS & DEVELOPERS - 0.9%
50,300	Aeon Mall Company Ltd.	766,364
923,012	Emaar Malls PJSC(a)	476,545
37,000	Hang Lung Group Ltd.	90,605
124	United Urban Investment Corporation	182,327
		1,515,841
	RETAIL - CONSUMER STAPLES - 0.7%
66,193	Cencosud S.A.	120,051
77,648	CK Hutchison Holdings Ltd. - ADR(f)	564,501
3,577	Magnit PJSC	261,781
8,400	Sundrug Company Ltd.	272,570
		1,218,903
	RETAIL - DISCRETIONARY - 0.6%
47,089	Kingfisher plc	241,930
12,400	USS Company Ltd.	215,770
130,300	Yamada Holdings Company Ltd.	615,344
		1,073,044
	SEMICONDUCTORS - 8.1%
6,700	Advantest Corporation	591,240
77,000	ASE Technology Holding Company Ltd. – ADR (f)	682,990
6,263	ASML Holding N.V.	4,785,528

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	SEMICONDUCTORS - 8.1% (Continued)
1,124	ASML Holding N.V. - ADR	$861,816
14,214	SK Hynix, Inc.	1,391,499
10,600	SUMCO Corporation	245,060
55,000	Taiwan Semiconductor Manufacturing Company Ltd.	1,149,473
20,765	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,422,029
2,500	Tokyo Electron Ltd.	1,030,641
4,100	Tokyo Electron Ltd. - ADR	427,425
415,000	United Microelectronics Corporation	867,826
		14,455,527
	SOFTWARE - 2.6%
5,367	Atlassian Corp plc, Class A(a)	1,744,919
6,223	Check Point Software Technologies Ltd.(a)	790,943
100	Constellation Software, Inc.	160,086
3,750	Nemetschek S.E.	330,804
9,304	Open Text Corporation	482,971
16,965	Sage Group plc (The)	165,406
91,520	Sinosoft Company Ltd.	370,259
3,691	Temenos A.G.	586,019
		4,631,407
	SPECIALTY FINANCE - 0.2%
678,400	Bohai Leasing Company Ltd.(a)	265,948
2,786	Samsung Card Company Ltd.(a)	84,844
		350,792
	STEEL - 1.5%
398,000	Angang Steel Company Ltd.	272,099
27,897	BlueScope Steel Ltd.	495,515
72,608	Eregli Demir ve Celik Fabrikalari TAS	172,569
15,500	Gerdau S.A.	78,537
8,272	Hyundai Steel Company	389,111
67,299	Iskenderun Demir ve Celik A/S	98,896
268,000	Maanshan Iron & Steel Company Ltd.	137,185
4,700	Nippon Steel Corporation	81,499
71,280	Novolipetskiy Metallurgicheskiy Kombinat PAO	251,928
383	POSCO	121,816

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	STEEL - 1.5% (Continued)
145,700	Shanxi Taigang Stainless Steel Company Ltd.	$230,623
417,800	Xinxing Ductile Iron Pipes Company Ltd.	262,209
		2,591,987
	TECHNOLOGY HARDWARE - 9.5%
523,000	AU Optronics Corporation	387,667
10,100	Brother Industries Ltd.	205,460
6,400	Canon, Inc.	147,319
103,000	Chicony Electronics Company Ltd.	297,144
1,005	FUJIFILM Holdings Corporation - ADR	72,008
36,416	LG Display Company Ltd.,(a)	699,702
8,191	LG Electronics, Inc.	543,018
2,005	Logitech International S.A.	220,179
52,000	MINEBEA MITSUMI, Inc.	1,403,472
66,300	Nikon Corporation	616,957
2,900	Nintendo Company Ltd.	1,490,289
113,676	Nokia OYJ - ADR(a)	691,150
20,218	Nokia OYJ(a)	124,179
89,200	Panasonic Corporation	1,076,654
813	Panasonic Corporation - ADR	9,862
65,900	Ricoh Company Ltd.	719,784
480	Samsung Electronics Company Ltd. - ADR	823,920
64,406	Samsung Electronics Company Ltd.	4,401,275
19,632	Samsung Electronics Company Ltd.	1,232,416
259	Samsung Electronics Company Ltd. 144A - ADR(c)	407,666
1,200	Sony Group Corporation	125,308
3,400	TDK Corporation	387,781
87,010	Telefonaktiebolaget LM Ericsson, B Shares	1,004,091
		17,087,301
	TECHNOLOGY SERVICES - 1.9%
15,300	Adyen N.V. - ADR(a)	829,719
671	Bechtle A.G.	138,498
9,700	CGI, Inc.(a), (f)	882,021
3,600	Fujitsu Ltd.	612,218
5,551	Wolters Kluwer N.V.	632,593

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.9% (Continued)
	TECHNOLOGY SERVICES - 1.9% (Continued)
2,435	Wolters Kluwer N.V. - ADR	$277,237
		3,372,286
	TELECOMMUNICATIONS - 0.8%
99,360	Mobile TeleSystems PJSC	427,702
29,600	Nippon Telegraph & Telephone Corporation	757,690
23,002	SES S.A. - ADR	177,264
10,222	Telecom Italia SpA, Savings Shares	4,764
		1,367,420
	TRANSPORTATION & LOGISTICS - 1.4%
211	AP Moller - Maersk A/S - Series A	563,918
253,110	COSCO SHIPPING Holdings Company Ltd.(a)	696,186
142,000	COSCO SHIPPING Ports Ltd.	101,339
3,536	Deutsche Post A.G.	239,548
16,000	Evergreen Marine Corp Taiwan Ltd.,(a)	76,096
1,000	Nippon Yusen KK	54,010
13,500	SG Holdings Company Ltd.	362,853
472,300	Shandong Hi-speed Company Ltd.	450,965
1	Turk Hava Yollari AO(a)	1
		2,544,916
	TRANSPORTATION EQUIPMENT - 0.3%
19,019	Traton S.E.	596,315

	WHOLESALE - CONSUMER STAPLES - 0.1%
29,500	Marubeni Corporation	250,984

	WHOLESALE - DISCRETIONARY - 0.6%
21,700	Toyota Tsusho Corporation	1,024,142
106,888	Xiamen ITG Group Corp Ltd.	117,670
		1,141,812

	TOTAL COMMON STOCKS (Cost $140,239,265)	170,148,439

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.0%
	EQUITY - 1.0%
26,769	Global X MSCI Argentina ETF(f)	$838,402
11,100	iShares MSCI EAFE ETF(f)	882,339
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,532,711)	1,720,741

	COLLATERAL FOR SECURITIES LOANED – 7.4%
13,240,127	Mount Vernon Liquid Asset Portfolio, 0.11% (Cost $13,240,127) (d),(f)	13,240,127

	TOTAL INVESTMENTS – 103.3% (Cost $155,012,103)	$185,109,306
	LIABILITIES IN EXCESS OF OTHER ASSETS – (3.3)%	(5,819,068)
	NET ASSETS - 100.0%	$179,290,238

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

TAS	- Turkish Accounting Standards

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31,2021, the total market value of 144A securities is 407,666 or 0.2% of net assets.

(d)	Rate disclosed is the seven day effective yield as of July 31, 2021.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $12,724,798 at July 31, 2021.

(f)	The Trust’s securities lending policies and procedures require that the borrower. (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 34.8%
	COMMODITY - 7.2%
53,815	iShares GSCI Commodity Dynamic	$1,875,453

	EQUITY - 27.6%
7,719	iShares Currency Hedged MSCI Germany ETF(a)	253,072
8,410	iShares MSCI Emerging Markets ETF(a)	433,956
14,703	SPDR S&P 500 ETF Trust(a)	6,447,412
		7,134,440

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,272,170)	9,009,893

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 41.3%
	U.S. TREASURY BILLS — 41.3%
56,000	United States Treasury Bill	0.0357	09/09/21	55,998
9,989,000	United States Treasury Bill	0.0335	09/16/21	9,988,563
32,000	United States Treasury Bill	0.0422	04/21/22	31,990
611,000	United States Treasury Bill	0.0546	05/19/22	610,729
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $10,687,471)			10,687,280

Shares
	SHORT-TERM INVESTMENTS — 16.2%
	MONEY MARKET FUNDS – 16.2%
4,184,891	Morgan Stanley Institutional Liquidity Funds -, Institutional Class, 0.03% (Cost $4,184,891)(B)	4,184,891

	COLLATERAL FOR SECURITIES LOANED - 27.1%
7,015,722	Mount Vernon Prime Portfolio, 0.10% (Cost $7,015,722)(b),(c)	7,015,722

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED – 3.7%
	CALL OPTIONS PURCHASED - 3.9%
12	S&P 500 E-Mini, Expiring December 2021	GS	09/17/2021	$4,380	$2,633,700	58,260
65	US 10 Year Future, Expiring December 2021	GS	08/27/2021	120	8,719,100	939,452
	TOTAL CALL OPTIONS PURCHASED (Cost - $801,607)					997,712

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 3.7% (Continued)
	PUT OPTIONS PURCHASED – (0.2)%
13	Euro-Bund Option, Expiring December 2021(e)	GS	08/27/2021	$184.5	$2,722,070	$(98,002)
12	S&P 500 E-Mini, Expiring December 2021	GS	10/29/2021	4,190	2,627,640	53,820
	TOTAL PUT OPTIONS PURCHASED (Cost - $273,254)					(44,182)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,074,861)					953,530

	TOTAL INVESTMENTS - 123.1% (Cost $28,235,115)					$31,851,316
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $17,256)					(48,540)
	PUT OPTIONS WRITTEN - (0.1)% (Proceeds - $39,058)					(37,920)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.8)%					(5,903,415)
	NET ASSETS - 100.0%					$25,861,441

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN FUTURE OPTIONS - (0.3)%
	CALL OPTIONS WRITTEN- (0.2)%
12	S&P 500 E-Mini, Expiring December 2021	GS	08/20/2021	$4,350	$2,633,700	$48,540
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $17,256)

	PUT OPTIONS WRITTEN - (0.1)%
24	S&P 500 E-Mini, Expiring December 2021	GS	10/29/2021	3,700	$5,255,280	37,920
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $39,058)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $56,314)					86,460

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
52	CBOT 10 Year US Treasury Note	09/21/2021	$6,991,557	$52,520
5	CME E-mini Russell 2000 Index Futures	09/17/2021	555,400	(21,013)
7	CME E-Mini Standard & Poor’s 500 Index Future	09/17/2021	1,536,325	6,104
1	Eurex DAX Index Future	09/17/2021	460,950	(5,770)
5	Euronext CAC 40 Index Future	08/20/2021	391,878	3,062
20	FTSE 100 Index Future	09/17/2021	1,937,176	(2,098)
1	FTSE/MIB Index Future	09/17/2021	150,342	8,530
22	MONTREAL EXCHANGE 10 YEAR CANADIAN BOND FUTURE	09/21/2021	2,608,419	37,870
1	Montreal Exchange S&P/TSX 60 Index Future	09/16/2021	194,240	1,449

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
41	SFE 10 Year Australian Bond Future	09/15/2021	4,381,856	$78,676
2	SFE S&P ASX Share Price Index 200 Future	09/16/2021	268,293	2,557
10	TSE TOPIX (Tokyo Price Index) Future	09/09/2021	1,735,763	(35,968)
	TOTAL FUTURES CONTRACTS			$125,919

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
9	Eurex 10 Year Euro BUND Future	09/08/2021	$1,884,392	$(17,895)
7	Eurex Swiss Market New Index Future	09/17/2021	934,569	(10,112)
2	HKG Hang Seng Index Future	08/30/2021	333,243	708
17	Long Gilt Future	09/28/2021	3,067,712	(19,265)
	TOTAL FUTURES CONTRACTS			$(46,564)

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

GS	Goldman Sachs

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $6,841,213 July 31, 2021.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2021.

(c)

The Trust’s securities lending policies and procedures require that the borrower: deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	Security traded on Eurex exchange and trades like a future. Security trades with no upfront cost and is mark to market like a future.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares					Fair Value
	COMMON STOCKS — 0.0%(a)
	TELECOMMUNICATIONS - 0.0%(a)
10,000	NII Holdings, Inc. 144A(b),(c)				$21,700

	TOTAL COMMON STOCKS (Cost $57,730)				21,700

	PREFERRED STOCKS — 7.4%
	BANKING - 2.0%
170,310	JPMorgan Chase & Company(b)				4,269,672

	REAL ESTATE SERVICES - 1.6%
51,245	ACRES Commercial Realty Corporation				1,287,787
2,000	UIRC-GSA International, LLC 144A(c)				2,040,000
					3,327,787
	SPECIALTY FINANCE - 3.8%
86,836	Arbor Realty Trust, Inc.				2,223,002
102,000	KKR Real Estate Finance Trust, Inc.(d)				2,762,160
120,000	TPG RE Finance Trust, Inc.(b)				2,944,799
					7,929,961

	TOTAL PREFERRED STOCKS (Cost $15,259,775)				15,527,420

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 39.3%
	ASSET MANAGEMENT — 1.3%
1,255,000	Blackstone Secured Lending Fund		3.6250	01/15/26	1,338,092
1,330,000	UBS Group A.G.(c),(d)	H15T5Y + 33.130%	4.3750	08/10/69	1,373,225
					2,711,317
	AUTOMOTIVE — 0.5%
1,010,000	General Motors Financial Company, Inc.(e)	ICE LIBOR USD 3 Month + 1.550%	1.6830	01/14/22	1,015,795

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.3% (Continued)
	BANKING — 4.7%
2,740,000	HSBC Holdings plc(d)	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.649%	4.6000	06/17/69	$2,820,830
2,005,000	JPMorgan Chase & Company(e)	ICE LIBOR USD 3 Month + 0.550%	0.7300	02/01/27	1,937,670
2,740,000	NTC Capital II(e)	US0003M + 0.590%	0.7160	04/15/27	2,684,104
1,000,000	Wells Fargo & Company(e)	US0003M + 0.500%	0.6260	01/15/27	965,716
795,000	Wells Fargo & Company		5.9500	12/01/86	1,124,180
					9,532,500
	BIOTECH & PHARMA — 2.8%
1,350,000	AstraZeneca plc		6.4500	09/15/37	2,054,560
1,000,000	Organon Finance 1, LLC(c),(d)		4.1250	04/30/28	1,026,715
2,000,000	Organon Finance 1, LLC(c)		5.1250	04/30/31	2,062,499
575,000	Takeda Pharmaceutical Company Ltd.		5.0000	11/26/28	699,294
					5,843,068
	CABLE & SATELLITE — 1.2%
1,000,000	DIRECTV Holdings, LLC / DIRECTV Financing Company,(c)		5.8750	08/15/27	1,033,750
1,500,000	LCPR Senior Secured Financing DAC(c),(d)		5.1250	07/15/29	1,538,753
					2,572,503
	FOOD — 2.0%
2,100,000	Del Monte Foods, Inc.(c)		11.8750	05/15/25	2,386,157
700,000	Kraft Heinz Foods Company		5.0000	06/04/42	877,574
890,000	Smithfield Foods, Inc.(c)		2.6500	10/03/21	891,758
					4,155,489
	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
1,150,000	Goldman Sachs Capital I		6.3450	02/15/34	1,635,677

	INSURANCE — 3.0%
2,155,000	Mutual of Omaha Insurance Company(c)	ICE LIBOR USD 3 Month + 2.640%	4.2970	07/15/54	2,257,741
1,980,000	Ohio National Financial Services, Inc.(c),(d)		5.5500	01/24/30	2,302,434
1,000,000	Pacific Life Insurance Company(c)		9.2500	06/15/39	1,669,293
					6,229,468
	LEISURE FACILITIES & SERVICES — 0.8%
1,650,000	Mohegan Gaming & Entertainment(c),(d)		8.0000	02/01/26	1,720,026

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.3% (Continued)
	LEISURE PRODUCTS — 1.0%
2,000,000	MajorDrive Holdings IV, LLC(c)		6.3750	06/01/29	$1,972,530

	METALS & MINING — 2.3%
1,500,000	First Quantum Minerals Ltd.(c),(d)		6.8750	10/15/27	1,627,598
2,930,000	FMG Resources August 2006 Pty Ltd.(c),(d)		4.3750	04/01/31	3,193,700
					4,821,298
	OIL & GAS PRODUCERS — 7.6%
1,500,000	Comstock Resources, Inc.(c),(d)		5.8750	01/15/30	1,510,050
2,525,000	Energean Israel Finance Ltd.		5.8750	03/30/31	2,594,286
3,500,000	New Fortress Energy, Inc.(c),(d)		6.5000	09/30/26	3,540,408
2,320,000	SM Energy Company(d)		6.5000	07/15/28	2,314,246
3,775,000	Tullow Oil plc(c)		10.2500	05/15/26	3,942,874
1,880,000	Venture Global Calcasieu Pass, LLC(c)		4.1250	08/15/31	1,948,150
					15,850,014
	REAL ESTATE INVESTMENT TRUSTS — 0.9%
1,755,000	Scentre Group Trust 2(c),(d)	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.379%	4.7500	09/24/80	1,876,173

	SPECIALTY FINANCE — 3.6%
1,405,000	Finance of America Funding, LLC B(c),(d)		7.8750	11/15/25	1,396,134
785,000	GE Capital International Funding Company Unlimited		4.4180	11/15/35	963,142
2,500,000	Jefferson Capital Holdings, LLC(c)		6.0000	08/15/26	2,534,375
2,750,000	Midcap Financial Issuer Trust(c)		5.6250	01/15/30	2,710,958
					7,604,609
	STEEL — 1.9%
3,885,000	CSN Resources S.A.(c),(d)		4.6250	06/10/31	4,024,277

	TELECOMMUNICATIONS — 1.4%
1,750,000	HC2 Holdings, Inc.(c)		8.5000	02/01/26	1,747,330
930,000	Sprint Spectrum Company, LLC / Sprint Spectrum(c),(d)		5.1520	03/20/28	1,079,163
					2,826,493

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.3% (Continued)
	TRANSPORTATION & LOGISTICS — 3.5%
1,500,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c),(d)		5.7500	04/20/29	$1,620,285
1,868,500	United Airlines 2020-1 Class B Pass Through Trust Series 2020-1 B(d)		4.8750	01/15/26	1,980,722
3,680,000	United Airlines, Inc.(c),(d)		4.3750	04/15/26	3,790,879
					7,391,886
	TOTAL CORPORATE BONDS (Cost $78,532,465)				81,783,123

	TERM LOANS — 3.1%
	LEISURE FACILITIES & SERVICES — 3.1%
1,629,375	Enterprise Development Authority (The)(e)	ICE LIBOR USD 1 Month + 4.250%	5.0000	02/19/28	1,633,448
2,000,000	Lucky Bucks, LLC(e)	ICE LIBOR USD 1 Month + 5.500%	5.5905	07/20/27	1,970,000
2,502,703	Spectacle Gary Holdings, LLC(e)	ICE LIBOR USD 1 Month + 9.000%	9.0905	11/07/25	2,734,203
182,297	Spectacle Gary Holdings, LLC(e)	ICE LIBOR USD 1 Month + 9.000%	9.0905	11/07/25	199,160
					6,536,811
	TOTAL TERM LOANS (Cost $6,158,863)				6,536,811

	U.S. GOVERNMENT & AGENCIES — 42.7%
	U.S. TREASURY BILLS — 42.7%
20,825,000	United States Treasury Bill(f)		0.0263	08/12/21	20,824,820
17,045,000	United States Treasury Bill(f)		0.4000	09/23/21	17,044,077
20,825,000	United States Treasury Bill(f)		0.4880	10/07/21	20,823,377
8,200,000	United States Treasury Note		0.8750	06/30/26	8,273,031
12,179,500	United States Treasury Note		1.6250	05/15/31	12,612,443
4,040,000	United States Treasury Note		2.2500	05/15/41	4,335,425
5,245,000	United States Treasury Note		1.8750	02/15/51	5,203,204
					89,116,377
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $87,925,038)				89,116,377

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.5%
	MONEY MARKET FUNDS – 5.5%
11,407,268	First American Government Obligations Fund, Class X, 0.03% (Cost $11,407,268)(g)	$11,407,268

	COLLATERAL FOR SECURITIES LOANED – 14.3%
29,764,341	Mount Vernon Liquid Assets Portfolio, 0.10% (Cost $29,764,341)(g),(i)	29,764,341

	TOTAL INVESTMENTS - 112.3% (Cost $229,105,480)	$234,157,040
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.3)%	(25,558,344)
	NET ASSETS - 100.0%	$208,598,696

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(h)	Unrealized Depreciation
181	CBOT 10 Year US Treasury Note	09/21/2021	$24,335,993	$(418,514)
99	CBOT 5 Year US Treasury Note	09/30/2021	12,320,055	(53,248)
33	CBOT US Long Bond Future	09/21/2021	5,435,727	(245,978)
46	CME Ultra Long Term US Treasury Bond Future	09/21/2021	9,178,426	(610,803)
	TOTAL FUTURES CONTRACTS			$(1,328,543)

CREDIT DEFAULT SWAP AGREEMENTS
Description	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Appreciation/ (Depreciation)
CDX IG 36 JUN 20 2026 5Y	Credit Suisse	1.00%	6/20/2026	$10,000,000	(243,141)	(251,673)	$8,532
CDX NA SWAP	JP Morgan	1.00%	6/20/2024	1,000,000	(18,378)	(12,158)	(6,220)
CDX NA SWAP	US Bank	1.00%	12/20/2024	10,000,000	(183,776)	(121,529)	(62,247)
COMMONWEALTH OF AUSTRAILI	US Bank	1.00%	12/20/2023	2,000,000	(33,822)	(7,969)	(25,853)
D.R. HORTON INC	US Bank	1.00%	3/20/2025	3,000,000	(76,692)	(73,873)	(2,819)
FISERV	Barclays	1.00%	12/20/2025	5,000,000	(146,018)	(191,447)	45,429
JOHNSON & JOHNSON(j)	Barclays	1.00%	12/20/2025	(5,000,000)	176,462	191,447	(14,985)
UNITED RENTALS	JP Morgan	1.00%	6/20/2022	3,000,000	(127,082)	(122,730)	(4,352)
VERIZON COMMUNICATIONS(j)	Barclays	1.00%	7/20/2022	(3,000,000)	21,706	11,845	9,861
KRAFT HEINZ FOOD	JP Morgan	1.00%	6/20/2023	2,000,000	(32,839)	(31,954)	(885)
KRAFT HEINZ FOOD(i)	Goldman Sachs	1.00%	12/20/2023	(2,000,000)	34,676	14,987	19,689
NEWELL BRANDS	Goldman Sachs	1.00%	12/20/2023	2,000,000	34,057	22,030	12,027
NEWELL BRANDS(i)	JP Morgan	1.00%	6/20/2023	(2,000,000)	(35,894)	(32,614)	(3,280)
TOTAL							$(25,103)

DUNHAM LONG/SHORT CREDIT FUND
July 31, 2021 (Unaudited)

TOTAL RETURN SWAPS
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Depreciation
iBoxx USD Liquid High Yield Index	US Bank	$8,000,000	3 mo LIBOR + 0.00%	8/1/2024	$(313,068)
iBoxx USD Liquid High Yield Index	US Bank	5,000,000	3 mo LIBOR + 0.00%	8/1/2024	(48,029)
TOTAL					$(361,097)

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

BAR	- Barclays

CSI	- Credit Suisse

JPM	- JP Morgan

JPMC	- JP Morgan

USB	- US Bank

H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0001M	- ICE LIBOR USD 1 Month

US0003M	- ICE LIBOR USD 3 Month

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021 the total market value of 144A securities is 58,838,935 or 28.2% of net assets.

(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $29,099,490 at July 31, 2021.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	Zero coupon bond.

(g)	Rate disclosed is the seven day effective yield as of July 31, 2021.

(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(i)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(j)

If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	CLOSED END FUNDS — 4.3%
	EQUITY - 4.3%
734,456	Altaba, Inc.(a)	$10,686,335

	TOTAL CLOSED END FUNDS (Cost $11,712,055)	10,686,335

Shares		Fair Value
	COMMON STOCKS — 73.7%
	AEROSPACE & DEFENSE - 5.2%
272,701	Aerojet Rocketdyne Holdings, Inc.	12,866,034

	ASSET MANAGEMENT - 0.8%
102,696	Pershing Square Tontine Holdings Ltd.(a)	2,090,891

	BANKING - 0.9%
48,127	Flagstar Bancorp, Inc.	2,202,292

	BIOTECH & PHARMA - 0.0%(b)
336	AstraZeneca plc - ADR	19,250

	CABLE & SATELLITE - 2.6%
222,805	Shaw Communications, Inc., Class B	6,503,796

	ELECTRIC UTILITIES - 4.9%
250,057	PNM Resources, Inc.	12,085,255

	HEALTH CARE FACILITIES & SERVICES - 3.6%
195,747	PPD, Inc.(a)	9,027,852

	INSURANCE - 9.6%
130,363	Athene Holding Ltd., Class A(a)	8,424,057
74,381	Willis Towers Watson plc	15,328,436
		23,752,493
	OIL & GAS PRODUCERS - 0.0%(b)
84,102	Columbia Pipeline Group, Inc.(a)	—

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 73.7% (Continued)
	RETAIL REIT - 4.7%
238,294	VEREIT, Inc.	$11,669,257

	SEMICONDUCTORS - 16.7%
32,238	Coherent, Inc.(a)	7,928,614
43,628	Dialog Semiconductor plc(a)	3,354,440
98,746	Maxim Integrated Products, Inc.	9,865,713
134,983	Xilinx, Inc.	20,225,853
		41,374,620
	SOFTWARE - 11.4%
554,876	Change Healthcare, Inc.(a)	12,046,358
12,060	Five9, Inc.(a)	2,427,557
254,367	Nuance Communications, Inc.(a)	13,964,748
19	salesforce.com, Inc.(a)	4,597
		28,443,260
	TECHNOLOGY SERVICES - 5.7%
121,832	IHS Markit Ltd.	14,234,851

	TELECOMMUNICATIONS - 0.2%
205,893	NII Holdings, Inc. 144A(a),(c)	442,670

	TRANSPORTATION & LOGISTICS - 7.4%
68,155	Kansas City Southern	18,251,908

	TOTAL COMMON STOCKS (Cost $183,144,809)	182,964,429

Shares		Fair Value
	RIGHT — 0.0%(b)
	NON-LISTED RIGHT - 0.0% (b)
10,079	Alder BioPharmaceuticals, Inc. 144A	10,079

	TOTAL RIGHT (Cost $20,158)	10,079

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
373,376	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $373,376)(d)					$373,376

Contracts(e)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
813	Canadian National Railway Company	USB	10/15/2021	$100	$8,831,619	$140,243
	TOTAL PUT OPTIONS PURCHASED (Cost - $368,562)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $368,562)					140,243

	TOTAL INVESTMENTS - 78.3% (Cost $195,618,960)					$194,174,462
	OTHER ASSETS IN EXCESS OF LIABILITIES- 21.7%					53,552,447
	NET ASSETS - 100.0%					$247,726,909

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

USB	US Bank

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021 the total market value of 144A securities is 452,749 or 0.2% of net assets.

(d)	Rate disclosed is the seven day effective yield as of July 31, 2021.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — (41.3)%
	AEROSPACE & DEFENSE - 0.0% (a)
(50)	Teledyne Technologies, Inc.	$(22,639)

	ASSET MANAGEMENT - (3.5)%
(149,527)	Apollo Global Management, Inc.	(8,801,160)

	BANKING - (0.9)%
(193,000)	New York Community Bancorp, Inc.	(2,273,540)

	INSURANCE - (8.5)%
(80,481)	Aon plc, CLASS A	(20,927,474)

	RETAIL - CONSUMER STAPLES - 0.0% (a)
(1)	Just Eat Takeaway.com N.V.	(89)

	RETAIL REIT - (4.8)%
(168,650)	Realty Income Corporation	(11,854,408)

	SEMICONDUCTORS - (15.1)%
(233,193)	Advanced Micro Devices, Inc.	(24,762,765)
(62,211)	Analog Devices, Inc.	(10,415,366)
(29,422)	II-VI, Inc.	(2,053,950)
		(37,232,081)
	SOFTWARE - (1.0)%
(6,673)	Zoom Video Communications, Inc., Class A	(2,523,061)

	TECHNOLOGY SERVICES - (5.9)%
(34,569)	S&P Global, Inc.	(14,820,422)

	TRANSPORTATION & LOGISTICS - (1.6)%
(36,275)	Canadian National Railway Company	(3,940,553)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $90,897,986)	$(102,395,427)

DUNHAM MONTHLY DISTRIBUTION FUND
July 31, 2021 (Unaudited)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Sell:
Canadian Dollar	08/12/2021	US Bank	2,541,173	$2,035,607	$11,946
Euro	10/21/2021	US Bank	2,944,891	3,497,675	(20,394)
				$5,533,282	$(8,448)

Total					$(8,448)

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0%
	DATA CENTER REITS - 3.3%
4,107	Equinix, Inc.	$3,369,424

	INDUSTRIAL REIT - 9.2%
20,093	Innovative Industrial Properties, Inc.(a)	4,319,794
13,860	Prologis, Inc.	1,774,634
29,113	Rexford Industrial Realty, Inc.	1,791,032
23,396	Terreno Realty Corporation	1,599,351
		9,484,811
	INFRASTRUCTURE REITS - 14.8%
31,240	American Tower Corporation	8,834,671
17,792	Crown Castle International Corporation	3,435,457
9,013	SBA Communications Corporation	3,073,343
		15,343,471
	LEISURE FACILITIES & SERVICES - 18.4%
87,238	Caesars Entertainment, Inc.(a),(b)	7,621,112
664,589	Drive Shack, Inc.(a),(b)	1,674,764
104,036	Hilton Grand Vacations, Inc.(b)	4,231,144
6,033	Marriott Vacations Worldwide Corporation	889,083
88,172	MGM Resorts International	3,309,095
11,985	Wynn Resorts Ltd.(a)	1,178,485
		18,903,683
	MULTI ASSET CLASS REITS - 4.7%
690,957	DigitalBridge Group, Inc.(a),(b)	4,809,061

	OFFICE REIT - 4.3%
21,805	Alexandria Real Estate Equities, Inc.	4,390,219

	RESIDENTIAL REIT - 8.0%
53,358	American Homes 4 Rent, Class A(a)	2,241,036
14,921	Equity LifeStyle Properties, Inc.	1,250,380
85,878	Invitation Homes, Inc.	3,493,517
6,090	Sun Communities, Inc.	1,194,310
		8,179,243

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SELF-STORAGE REITS - 7.3%
20,692	Extra Space Storage, Inc.	$3,603,305
1,937	Life Storage, Inc.	227,326
67,458	National Storage Affiliates Trust	3,654,200
		7,484,831
	SPECIALTY FINANCE - 7.4%
265,407	Fortress Transportation and Infrastructure	7,587,986

	TECHNOLOGY SERVICES - 3.1%
35,950	CoStar Group, Inc.(b)	3,194,158

	TELECOMMUNICATIONS - 18.5%
308,018	21Vianet Group, Inc. - ADR(b)	5,337,952
454,549	Chindata Group Holdings Ltd. - ADR(a),(b)	5,672,772
52,019	GDS Holdings Ltd. - ADR(a),(b)	3,067,040
239,205	Switch, Inc., Class A(a)	4,941,975
		19,019,739

	TOTAL COMMON STOCKS (Cost $80,441,486)	101,766,626

	COLLATERAL FOR SECURITIES LOANED — 25.2%
25,933,067	Mount Vernon Liquid Assets Portfolio, 0.10% (Cost $25,933,067)(c),(d)	25,933,067

	TOTAL INVESTMENTS - 124.2% (Cost $106,374,553)	$127,699,693
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.2)%	(24,906,090)
	NET ASSETS - 100.0%	$102,793,603

ADR	- American Depositary Receipt

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $25,277,687 at July 31, 2021.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2021.

(d)

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.